                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                            REGISTRATION NO. 2-29858
                        POST-EFFECTIVE AMENDMENT NO. 58

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                           REGISTRATION NO. 811-1701
                                AMENDMENT NO. 33

                       DAVIS NEW YORK VENTURE FUND, INC.

                             124 East Marcy Street
                           Santa Fe, New Mexico 87501
                                (1-505-820-3000)

Agents For Service:        Thomas D. Tays, Esq.
                           Davis Selected Advisers, L.P.
                           124 East Marcy Street
                           Santa Fe, New Mexico 87501
                           1-505-820-3055

                                      -or-

                           Sheldon R. Stein, Esq.
                           D'Ancona & Pflaum
                           30 North LaSalle Street
                           Suite 2900
                           Chicago, Illinois  60602
                           (1-312-580-2014)

It is proposed that this filing will become effective:

           Immediately upon filing pursuant to paragraph (b)
    ------
           On          , pursuant to paragraph (b)
    ------
           60 days after filing pursuant to paragraph (a)(1)
    ------
      X    On December 1, 1998, pursuant to paragraph (a) of Rule 485
    ------
           75 days after filing pursuant to paragraph (a)(2)
    ------
           On          , pursuant to paragraph (a)(2) of Rule 485
    ------

Title of Securities being Registered: Common Stock of:

                        (1) DAVIS NEW YORK VENTURE FUND
                        (2) DAVIS GROWTH & INCOME FUND


                                   FORM N-1A
                           DAVIS GROWTH & INCOME FUND
                           AN AUTHORIZED PORTFOLIO OF
                       DAVIS NEW YORK VENTURE FUND, INC.
                      CLASS A, CLASS B AND CLASS C SHARES

                POST-EFFECTIVE AMENDMENT NO. 58 TO REGISTRATION
             STATEMENT NO. 2-29858 UNDER THE SECURITIES ACT OF 1933 AND AMENDMENT NO. 33 UNDER THE INVESTMENT COMPANY ACT
                OF 1940 TO REGISTRATION STATEMENT NO. 811-1701.

                             CROSS REFERENCE SHEET

N-1A
ITEM NO.    PART A CAPTION OR PLACEMENT:  PROSPECTUS FOR CLASS ABC SHARES
--------    -------------------------------------------------------------
            (Both Davis New York Venture Fund and Davis Growth & Income
            Fund prospectuses are organized in the same manner.)

  1         Front and Back Cover pages
  2, 4      Risk Spectrum;
            Overview of the Fund:
              Investment Objective and Strategy
              Principal Risks
              Fund Performance
  3         Overview of the Fund:  Fees and Expenses
  5         1998 Annual Report
  6.        Who is Responsible for Your Davis Account
  7.        Once You Invest in the Fund
            How to Open an Account
            How to Buy, Sell and Exchange Shares
  8         How to Choose a Share Class
  9         Overview of the Fund: Financial Highlights

N-1A
ITEM NO.    PART A CAPTION OR PLACEMENT:  PROSPECTUS FOR CLASS Y SHARES
--------    -----------------------------------------------------------
            (Both Davis New York Venture Fund and Davis Growth & Income Fund prospectuses are organized in the same manner.)

  1         Front and Back Cover pages
  2, 4      Risk Spectrum;

            Overview of the Fund:
              Investment Objective and Strategy
              Principal Risks
              Fund Performance
  3         Overview of the Fund:  Fees and Expenses
  5         1998 Annual Report
  6         Who is Responsible for Your Davis Account
  7         Once You Invest in the Fund
            How to Open an Account
            How to Buy, Sell and Exchange Shares
  8         Not Applicable
  9         Overview of the Fund: Financial Highlights


N-1A        PART B CAPTION OR PLACEMENT:
ITEM NO.    STATEMENT OF ADDITIONAL INFORMATION
--------    -----------------------------------
            (a single SAI covers both Davis New York Venture Fund and Davis
            Growth & Income Fund. The single SAI covers Class A, B, C and Y shares)

 10         Cover Page
 11         Organization of the Company
 12         Portfolio Securities
            Other Investment Practices
            Investment Restrictions
 13         Directors and Officers
            Directors Compensation Table
 14         Certain Shareholders of  the Fund
 15         Investment Advisory Services
            Distribution of Company Shares
            Other Important Service Providers
 16         Portfolio Transactions
 17         Organization of the Company
 18         Purchase of Shares
            Telephone Privilege
            Exchange of Shares
            Redemption of Shares
 19         Federal Income Taxes
 20         Distribution of Company Shares
 21         Performance Data
 22         Annual Report Incorporated by Reference

[COVER PAGE]

DAVIS NEW YORK VENTURE FUND

Prospectus and Application Form

Class A
Class B
Class C

December 1, 1998



The Securities and Exchange Commission has not approved or disapproved of the shares of Davis New York Venture Fund-or any other mutual fund-as an investment. The Securities and Exchange Commission has not determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


(Davis logo)

Over 25 years of Reliable Investing

[INSIDE FRONT COVER]

RISK SPECTRUM


Davis Selected Advisers manages eleven mutual funds in the Davis family. Each fund has a distinct investment objective and strategy. The following graph shows how these funds compare to each other in terms of risk. Davis New York Venture Fund has a risk level we characterize as "medium to high."


[INSERT RISK SPECTRUM GRAPHIC]



[IN BLACK AREA BELOW GRAPHIC]
For more information about any of the other Davis Funds, including charges and expenses, ask for a prospectus. Read it carefully before investing or sending money.

TABLE OF CONTENTS

SNAPSHOT OF DAVIS NEW YORK VENTURE FUND

OVERVIEW OF THE FUND
         INVESTMENT OBJECTIVE AND STRATEGY
         PRINCIPAL RISKS
         FUND PERFORMANCE
         FEES AND EXPENSES
         FINANCIAL HIGHLIGHTS

WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT

HOW WE MANAGE THE FUND

ONCE YOU INVEST IN THE FUND

HOW TO CHOOSE A SHARE CLASS

HOW TO OPEN AN ACCOUNT

HOW TO BUY, SELL AND EXCHANGE SHARES

THE DAVIS FUNDS: OVER 25 YEARS OF RELIABLE INVESTING

OTHER FUND DOCUMENTS

SNAPSHOT OF DAVIS NEW YORK VENTURE FUND

This section provides you with basic information about Davis New York Venture Fund that can help you decide if the Fund suits your needs.


(graphic)
TYPE OF FUND
Equity fund

INVESTMENT OBJECTIVE
Growth of capital

RISK SPECTRUM LEVEL
Medium to high

YOU SHOULD CONSIDER INVESTING IN THIS FUND IF you are seeking long-term
o  growth of capital.
o  you are more comfortable with established, well-known companies.
o  you are investing for the long-term (five years or more).


YOU SHOULD NOT INVEST IN THIS FUND IF
o you are worried about the possibility of sharp price swings and dramatic market declines.
o you are interested in earning current income.
o you are investing for the short-term (less than five years).

MINIMUM INITIAL INVESTMENT
$1,000 for a non-retirement plan account.
$250 for retirement plans.

If, after reading this section, you think that the Fund may suit your investment goals, you should read the rest of this prospectus for more detailed information.

OVERVIEW OF DAVIS NEW YORK VENTURE FUND

INVESTMENT OBJECTIVE AND STRATEGY

Davis New York Venture Fund's investment objective is growth of capital. The Fund invests primarily in equity securities of U.S. companies with market capitalizations of at least $5 billion.

Our portfolio managers use the Davis investment philosophy to select common stocks of quality overlooked growth companies at value prices and to hold them for the long-term. Our approach centers on the recognition that managing risk is the key to delivering superior long-term investment results. We always consider how much could potentially be lost on an investment before considering how much might be gained.

[SIDEBAR: ]
Please see the inside back cover page of this prospectus to learn about the Davis investment philosophy.

You can find more detailed information about the types of securities that the Fund buys in the section called HOW WE MANAGE THE FUND.



PRINCIPAL RISKS

If you buy shares of Davis New York Venture Fund, you may lose some or all of the money that you invest. This section describes what we think are the two most significant factors that can cause the Fund's performance to suffer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the issuer.

o COMPANY RISK. The price of an equity security varies with the success and failure of its issuer. As a result, the success of the companies in which the Fund invests largely determines the Fund's performance. Investing in small capitalization companies carries greater risk than investing in the stock of larger companies.

An investment in Davis New York Venture Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You can find more detailed information about the risks of the Fund's particular investments in the section called HOW WE MANAGE THE FUND.



FUND PERFORMANCE

Davis New York Venture Fund began selling shares to the public on February 17, 1969. The following charts and tables will help you understand the Fund's financial condition--including the returns that investors have earned and the cost of an investment. These historical results do not necessarily indicate the performance that investors can expect in the future. The value of the Fund's shares may go up or down.


                                  TOTAL RETURN

Total return measures how much the price of an investment in a mutual fund changes, assuming that all dividend income and capital gain distributions are reinvested. For any fund, you should evaluate total return in light of the fund's particular investment objectives and policies, as well as general market conditions during the reported time periods.

Davis New York Venture Fund's investment performance will vary from year to year. This chart shows the results that we achieved in the Fund's Class A shares from year to year over the last ten-year period.

                          DAVIS NEW YORK VENTURE FUND
                   TOTAL RETURN OVER THE LAST 10-YEAR PERIOD


1988     21.38%
1989     34.63%
1990     (2.90%)
1991     40.55%
1992     12.18%
1993     16.09%
1994     (1.93%)
1995     40.56%
1996     26.54%
1997     33.68%


Davis New York Venture Fund's year-to-date return as of July 31, 1998, was 8.87%. During the ten-year period shown in the chart, the highest quarterly return was 16.10% (for the quarter ended June 30, 1997) and the lowest quarterly return was (12.15)% (for the quarter ended September 30, 1990).

The chart does not reflect any sales charges. Total return would have been less if it reflected those charges. The return for the other classes of shares offered by this prospectus will differ from the Class A returns shown in the chart, depending on the expenses of that class.

                          AVERAGE ANNUAL TOTAL RETURN

The tables below show Davis New York Venture Fund's average annual returns for the following periods: Life, fifteen years, ten years, five years, and one year. It also compares these returns to those earned during the same periods for the Standard & Poor's 500 Composite Index, an unmanaged benchmark of the total return performance of large capitalization stocks. The Fund invests primarily in large capitalization common stocks, but may also buy smaller capitalization stocks and foreign securities.


                          DAVIS NEW YORK VENTURE FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                     (FOR THE PERIODS ENDING JULY 31, 1998)
                          WITHOUT MAXIMUM SALES CHARGE


-------------- ------------- ------------- ------------- ------------- ------------- -------------
               CLASS A       S&P 500       CLASS B       S&P 500       CLASS C       S&P 500
               (since        Index         (since        Index         (since        Index
               2/17/69)                    12/1/94)                    12/20/94)
-------------- ------------- ------------- ------------- ------------- ------------- -------------
Life of Fund      15.07%        12.75%        29.21%        30.62%        28.91%        30.76%
-------------- ------------- ------------- ------------- ------------- ------------- -------------
15 Years          18.59%        17.34%          NA            NA            NA            NA
-------------- ------------- ------------- ------------- ------------- ------------- -------------
10 Years          20.18%        18.43%          NA            NA            NA            NA
-------------- ------------- ------------- ------------- ------------- ------------- -------------
5 Years           21.73%        22.86%          NA            NA            NA            NA
-------------- ------------- ------------- ------------- ------------- ------------- -------------
1 Year            11.16%        19.28%        10.22%        19.28%        10.27%        19.28%
-------------- ------------- ------------- ------------- ------------- ------------- -------------


                          DAVIS NEW YORK VENTURE FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                     (FOR THE PERIODS ENDING JULY 31, 1998)
                           WITH MAXIMUM SALES CHARGE


--------------- ------------- ------------- ------------- ------------- ------------- -------------
                CLASS A       S&P 500       CLASS B       S&P 500       CLASS C       S&P 500
                (since        Index         (since        Index         (since        Index
                2/17/69)                    12/1/94)                    12/20/94)
--------------- ------------- ------------- ------------- ------------- ------------- -------------
Life of Fund       14.88%        12.75%        28.93%        30.62%        28.91%        30.76%
--------------- ------------- ------------- ------------- ------------- ------------- -------------
15 Years           18.21%        17.34%          NA            NA            NA            NA
--------------- ------------- ------------- ------------- ------------- ------------- -------------
10 Years           19.59%        18.43%          NA            NA            NA            NA
--------------- ------------- ------------- ------------- ------------- ------------- -------------
5 Years            20.55%        22.86%          NA            NA            NA            NA
--------------- ------------- ------------- ------------- ------------- ------------- -------------
1 Year             5.88%         19.28%        7.22%         19.28%        10.27%        19.28%
--------------- ------------- ------------- ------------- ------------- ------------- -------------


"Standard & Poor's 500," "S&P 500(R)" "S&P(R)" and "500" are registered trademarks of The McGraw-Hill Companies, Inc.

FEES AND EXPENSES


FRONT-END SALES CHARGE. A fee you may pay when you buy shares of a mutual fund. As an investor in the Fund, you pay this sales charge when you buy Class A shares, as a percentage of the offering price.

DEFERRED SALES CHARGE. A fee you may pay when you sell shares of a mutual fund. As an investor in the Fund, you may pay a deferred sales charge as a percentage of the net asset value of the shares you sell or the total cost of the shares, whichever is lower. Fund investors pay a deferred sales charge in the following cases:

o As a Class A shareholder, only if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.
o As a Class B shareholder, if you sell shares within six years of purchase.
o As a Class C shareholder, if you sell shares within one year of purchase.

To keep deferred sales charges as low as possible, we will first sell shares in your account that are not subject to deferred sales charges (if any). We do not impose a deferred sales charge on shares acquired through dividend reinvestments or capital gain distributions.

EXCHANGE FEES. The fees some mutual funds charge to sell shares in one fund and to buy another fund. This Fund, like all other Davis Funds, does not charge an exchange fee.

MANAGEMENT FEES. Costs to manage a mutual fund's portfolio and to administer its business affairs. This fee is a percentage of the Fund's net asset value.

DISTRIBUTION FEES. Fees the Fund pays to sell and distribute shares and to provide services to shareholders (also known as a 12b-1 fee). These fees are paid out of the Fund's net assets on an ongoing basis. See "About the Distributor" in the section WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT.

OTHER EXPENSES. The most significant fees in this category are those to attorneys, accountants, directors, and the custodian and transfer agent (State Street Bank and Trust Company).

TOTAL ANNUAL OPERATING EXPENSES. The percentage of the Fund's average net assets that are used each year to pay expenses (also known as the expense ratio).

         FEES YOU MAY PAY AS A DAVIS NEW YORK VENTURE FUND SHAREHOLDER
                      (PAID DIRECTLY FROM YOUR INVESTMENT)


-------------------------------------------------------------- ---------------- ----------------- ----------------
                                                               CLASS A          CLASS B           CLASS C
-------------------------------------------------------------- ---------------- ----------------- ----------------
Maximum sales charge you pay when you buy shares               4.75%            None              None
-------------------------------------------------------------- ---------------- ----------------- ----------------
Maximum deferred sales charge you pay when you sell shares     0.75%            4.00%             1.00%
-------------------------------------------------------------- ---------------- ----------------- ----------------
Maximum sales charge you pay on reinvested dividends           None             None              None
-------------------------------------------------------------- ---------------- ----------------- ----------------
Exchange Fee                                                   None             None              None
-------------------------------------------------------------- ---------------- ----------------- ----------------



                         ANNUAL FUND OPERATING EXPENSES
                      FOR FISCAL YEAR ENDED JULY 31, 1998
              (DEDUCTED FROM DAVIS NEW YORK VENTURE FUND'S ASSETS)


-------------------------------------------------------------- ---------------- ----------------- ----------------
                                                               CLASS A          CLASS B           CLASS C
-------------------------------------------------------------- ---------------- ----------------- ----------------
Management Fees                                                0.54%            0.54%             0.54%
-------------------------------------------------------------- ---------------- ----------------- ----------------
Distribution (12b-1) Fees                                      0.23%            1.00%             1.00%
-------------------------------------------------------------- ---------------- ----------------- ----------------
Other Expenses                                                 0.14%            0.25%             0.17%
                                                               -----            -----             -----
-------------------------------------------------------------- ---------------- ----------------- ----------------
Total Annual Operating Expenses                                0.91%            1.79%             1.71%
-------------------------------------------------------------- ---------------- ----------------- ----------------



IF I INVEST IN THIS FUND, WHAT WILL IT COST ME?

Here is an example of what your costs might be if you invest in Davis New York Venture Fund. It is designed to help you compare investing costs with other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.




            COST OF INVESTING $10,000 IN DAVIS NEW YORK VENTURE FUND

The top chart assumes that you sell your shares at various times--based on these assumptions--would be:


------------------------------ -------------------------- -------------------------- --------------------------
IF YOU SELL YOUR SHARES IN...           CLASS A                    CLASS B                    CLASS C
------------------------------ -------------------------- -------------------------- --------------------------
1 Year                                    $56                        $58                        $27
------------------------------ -------------------------- -------------------------- --------------------------
3 Years                                   $75                        $86                        $54
------------------------------ -------------------------- -------------------------- --------------------------
5 Years                                   $95                       $117                        $93
------------------------------ -------------------------- -------------------------- --------------------------
10 Years                                 $154                       $176                       $202
------------------------------ -------------------------- -------------------------- --------------------------




------------------------------ -------------------------- -------------------------- --------------------------
IF YOU STILL HOLD YOUR                  CLASS A                    CLASS B                    CLASS C
SHARES AFTER...
------------------------------ -------------------------- -------------------------- --------------------------
1 Year                                    $56                        $18                        $17
------------------------------ -------------------------- -------------------------- --------------------------
3 Years                                   $75                        $56                        $54
------------------------------ -------------------------- -------------------------- --------------------------
5 Years                                   $95                        $97                        $93
------------------------------ -------------------------- -------------------------- --------------------------
10 Years                                 $154                       $176                       $202
------------------------------ -------------------------- -------------------------- --------------------------


FINANCIAL HIGHLIGHTS

This table is designed to show you the financial performance of Davis New York Venture Fund for the past five years. Some of the information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the Fund. It assumes that all dividends and capital gains have been reinvested.

KPMG Peat Marwick LLP has audited the information for fiscal year 1998. KPMG Peat Marwick's report, along with the Fund's financial statements, is included in the annual report, which is available by request. Another firm audited the information for the previous fiscal years.

                          DAVIS NEW YORK VENTURE FUND
                              FINANCIAL HIGHLIGHTS
                                    CLASS A

Financial Highlights for a share of capital stock outstanding throughout each period.


------------------------------------------------- -------------------------------------------------------------
                                                                       YEAR ENDED JULY 31
------------------------------------------------- ------------ ----------- ----------- ------------ -----------
                                                         1998        1997        1996         1995        1994
------------------------------------------------- ------------ ----------- ----------- ------------ -----------
Net Asset Value, Beginning of Period                   $22.91      $15.24      $14.56       $12.04      $12.08

------------------------------------------------- ------------ ----------- ----------- ------------ -----------
Income From Investment Operations
---------------------------------
------------------------------------------------- ------------ ----------- ----------- ------------ -----------
   Net Investment Income                                  .20         .18         .20          .14         .16
------------------------------------------------- ------------ ----------- ----------- ------------ -----------
   Net Realized and Unrealized Gains                     2.26       8.37         1.64         2.95         .54
                                                         ----       ----         ----         ----         ----
------------------------------------------------- ------------ ----------- ----------- ------------ -----------
        Total from Investment Operations                 2.46        8.55        1.84         3.09         .70

------------------------------------------------- ------------ ----------- ----------- ------------ -----------
Dividends and Distributions
---------------------------
------------------------------------------------- ------------ ----------- ----------- ------------ -----------
   Dividends from Net Investment Income                 (.23)       (.18)       (.15)        (.12)       (.16)
------------------------------------------------- ------------ ----------- ----------- ------------ -----------
   Distributions from Realized Gains                    (.83)       (.70)      (1.01)        (.45)       (.58)
                                                        -----       -----      ------        -----       -----
------------------------------------------------- ------------ ----------- ----------- ------------ -----------
        Total Dividends and Distributions              (1.06)       (.88)      (1.16)        (.57)       (.74)
                                                       ------       -----      ------        -----       -----

------------------------------------------------- ------------ ----------- ----------- ------------ -----------
Net Asset Value, End of Period                         $24.31      $22.91      $15.24       $14.56      $12.04
                                                       ------      ------      ------       ------      ------

------------------------------------------------- ------------ ----------- ----------- ------------ -----------
Total Return(1)                                        11.16%      57.83%      13.04%       27.21%       5.99%
------------
------------------------------------------------- ------------ ----------- ----------- ------------ -----------
Ratios/Supplemental Data
------------------------
------------------------------------------------- ------------ ----------- ----------- ------------ -----------
   Net Assets, End of Period (000,000 omitted)         $6,458      $4,055      $2,151       $1,595      $1,077

------------------------------------------------- ------------ ----------- ----------- ------------ -----------
   Ratio of Expenses to Average Net Assets               .91%        .89%        .87%         .90%        .87%
------------------------------------------------- ------------ ----------- ----------- ------------ -----------
   Ratio of Net Investment Income to Average             .80%        .98%       1.30%        1.11%       1.19%
      Net Assets
------------------------------------------------- ------------ ----------- ----------- ------------ -----------
   Portfolio Turnover Rate(2)                             11%         24%         19%          15%         13%
------------------------------------------------- ------------ ----------- ----------- ------------ -----------



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

                          DAVIS NEW YORK VENTURE FUND
                              FINANCIAL HIGHLIGHTS
                                    CLASS B

Financial Highlights for a share of capital stock outstanding throughout each period.


------------------------------------------------- ----------------------------------------- --------------
                                                                                             DECEMBER 1,
                                                                                                1994
                                                             YEAR ENDED JULY 31              (INCEPTION
------------------------------------------------- ------------- ------------- -------------   OF CLASS
                                                          1998          1997          1996     THROUGH
                                                          ----          ----          ----    7/31/95)
------------------------------------------------- ------------- ------------- ------------- --------------
Net Asset Value, Beginning of Period                    $22.64        $15.08        $14.43     $10.88

------------------------------------------------- ------------- ------------- ------------- --------------
Income From Investment Operations
---------------------------------
------------------------------------------------- ------------- ------------- ------------- --------------
   Net Investment Income (Loss)                            .01           .01           .04          (.01)
------------------------------------------------- ------------- ------------- ------------- --------------
   Net Realized and Unrealized Gains                      2.23         8.29           1.62           3.56
                                                          ----         -----          ----           ----
------------------------------------------------- ------------- ------------- ------------- --------------
        Total from Investment Operations                  2.24          8.30          1.66           3.55

------------------------------------------------- ------------- ------------- ------------- --------------
Dividends and Distributions
---------------------------
------------------------------------------------- ------------- ------------- ------------- --------------
   Dividends from Net Investment Income                  (.05)         (.04)            --             --
------------------------------------------------- ------------- ------------- ------------- --------------
   Distributions from Realized Gains                     (.83)         (.70)        (1.01)             --
                                                         -----         -----        ------             --
------------------------------------------------- ------------- ------------- ------------- --------------
        Total Dividends and Distributions                (.88)         (.74)        (1.01)             --
                                                         -----         -----        ------

------------------------------------------------- ------------- ------------- ------------- --------------
Net Asset Value, End of Period                          $24.00        $22.64        $15.08         $14.43
                                                        ------        ------        ------         ------

------------------------------------------------- ------------- ------------- ------------- --------------
Total Return (1)                                        10.22%        56.47%        11.81%         32.63%
-------------
------------------------------------------------- ------------- ------------- ------------- --------------
Ratios/Supplemental Data
------------------------
------------------------------------------------- ------------- ------------- ------------- --------------
   Net Assets, End of Period (000,000 omitted)          $3,123        $1,196          $289            $40

------------------------------------------------- ------------- ------------- ------------- --------------
   Ratio of Expenses to Average Net Assets               1.79%      1.79%(2)         1.73%         1.78%*
------------------------------------------------- ------------- ------------- ------------- --------------
   Ratio of Net Investment Income to Average            (.08)%          .07%          .44%          .23%*
      Net Assets
------------------------------------------------- ------------- ------------- ------------- --------------
   Portfolio Turnover Rate(3)                              11%           24%           19%            15%
------------------------------------------------- ------------- ------------- ------------- --------------



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.78% for 1997. Prior to 1996, such reductions were reflected in the expense ratios.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*  Annualized.

                          DAVIS NEW YORK VENTURE FUND
                              FINANCIAL HIGHLIGHTS
                                    CLASS C

Financial Highlights for a share of capital stock outstanding throughout each period.



------------------------------------------------- ----------------------------------------- --------------
                                                                                             DECEMBER 20,
                                                                                                1994
                                                                YEAR ENDED JULY 31           (INCEPTION
------------------------------------------------- -----------------------------------------   OF CLASS)
                                                          1998          1997          1996     THROUGH
                                                          ----          ----          ----     7/31/95
------------------------------------------------- ------------- ------------- ------------- --------------
Net Asset Value, Beginning of Period                    $22.72        $15.12        $14.47         $11.16

------------------------------------------------- ------------- ------------- ------------- --------------
Income From Investment Operations
---------------------------------
------------------------------------------------- ------------- ------------- ------------- --------------
   Net Investment Income (Loss)                            .02           .02           .04          (.01)
------------------------------------------------- ------------- ------------- ------------- --------------
   Net Realized and Unrealized Gains                      2.24         8.32           1.62           3.32
                                                          ----         -----          ----           ----
------------------------------------------------- ------------- ------------- ------------- --------------
        Total from Investment Operations                  2.26          8.34          1.66           3.31

------------------------------------------------- ------------- ------------- ------------- --------------
Dividends and Distributions
---------------------------
------------------------------------------------- ------------- ------------- ------------- --------------
   Dividends from Net Investment Income                  (.06)         (.04)            --             --
------------------------------------------------- ------------- ------------- ------------- --------------
   Distributions from Realized Gains                     (.83)         (.70)        (1.01)             --
                                                         -----         -----        ------             --
------------------------------------------------- ------------- ------------- ------------- --------------
        Total Dividends and Distributions                (.89)         (.74)        (1.01)             --
                                                         -----         -----        ------

------------------------------------------------- ------------- ------------- ------------- --------------
Net Asset Value, End of Period                          $24.09        $22.72        $15.12         $14.47
                                                        ------        ------        ------         ------

------------------------------------------------- ------------- ------------- ------------- --------------
Total Return (1)                                        10.27%        56.59%        11.78%         29.66%
-------------
------------------------------------------------- ------------- ------------- ------------- --------------
Ratios/Supplemental Data
------------------------------------------------- ------------- ------------- ------------- --------------
   Net Assets, End of Period (000,000 omitted)          $1,391          $573          $117            $12

------------------------------------------------- ------------- ------------- ------------- --------------
   Ratio of Expenses to Average Net Assets               1.71%         1.73%         1.73%         1.78%*
------------------------------------------------- ------------- ------------- ------------- --------------
   Ratio of Net Investment Income to Average             0.00%          .13%          .44%          .23%*
      Net Assets
------------------------------------------------- ------------- ------------- ------------- --------------
   Portfolio Turnover Rate(2)                              11%           24%           19%            15%
------------------------------------------------- ------------- ------------- ------------- --------------



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*  Annualized.

WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT

A number of entities provide services to Davis New York Venture Fund. This section shows how the Fund is organized, the entities that perform these services, and how these entities are compensated. Additional information on the organization of the Fund is provided in the Fund's Statement of Additional Information. For information on how to receive this document, see the back cover of this prospectus.


INVESTMENT ADVISER

DAVIS SELECTED ADVISERS, LP
Referred to throughout this prospectus as "Davis Selected Advisers"
124 East Marcy Street
Santa Fe, NM 87501
o Provides investment advice for Davis New York Venture Fund's portfolio.
o Manages Davis New York Venture Fund's business affairs.
o Provides day-to-day administrative services.
o Serves as investment adviser for all of the Davis Funds, other mutual funds, and other institutional clients.
o Annual Adviser Fee for fiscal year July 31, 1998 (based on average net assets): 0.54%


INVESTMENT SUB-ADVISER

DAVIS SELECTED ADVISERS-NY, INC.
Referred to throughout this prospectus as "Davis Selected Advisers-NY" 609 Fifth Avenue
New York, NY 10017
o Performs investment management and research services for Davis New York Venture Fund and other institutional clients.
o Wholly owned subsidiary of Davis Selected Advisers.
o Annual Fee: Davis Selected Advisers pays the fee, not the Fund.

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
Also referred to as "State Street Bank and Trust"
P.O. Box 8406
Boston, MA 02266-8406
o Prices the Fund daily.
o Holds share certificates and other assets of the Fund.
o Maintains records of shareholders.
o Issues and cancels share certificates.
o Supervises the payment of dividends.


BOARD OF DIRECTORS

The Fund's Board of Directors has general supervisory responsibilities of the Fund and supervises the investment adviser's duties.


DISTRIBUTOR

DAVIS DISTRIBUTORS, LLC
Referred to throughout this prospectus as "Davis Distributors"
124 East Marcy Street
Santa Fe, NM 87501
o Oversees purchases of shares and promotional activities for Davis New York Venture Fund.
o Wholly owned subsidiary of Davis Selected Advisers.
o Serves as distributor for all of the Davis Funds and other mutual funds managed by Davis Selected Advisers.

[SET OFF]
ABOUT THE DISTRIBUTOR

Many mutual funds, including Davis New York Venture Fund, have adopted plans under Rule 12b-1 of the Investment Company Act of 1940--the key law that regulates mutual funds--which allows the fund to charge a fee to cover promotional costs. Under this rule, the Fund is allowed to reimburse Davis Distributors for its expenses for all three classes of shares. This fee includes costs for sales and marketing activities.

Distribution fees for Class A shares are limited to an annual rate of 0.25% of the average daily net asset value of the Fund's Class A shares. Distribution fees for Class B and Class C shares-primarily to compensate dealers for selling the shares-are limited to an annual rate of 1% of the average daily net asset value of Class B and C shares.

Davis Distributors also uses part of the fee for all three share classes to compensate brokers for providing account services to shareholders, including maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

Distribution fees may also be used to reimburse Davis Distributors for specific expenses incurred to market the Fund if these expenses exceed the portion of the sales load that Davis Distributors retains.

Long-term shareholders of mutual funds that pay distribution fees may pay more than the maximum front-end sales charge allowed by the National Association of Securities Dealers.

WHO THE PORTFOLIO MANAGERS ARE

SHELBY M.C. DAVIS
Responsibilities:
o Chief Investment Officer of Davis Selected Advisers.
o President of all the Davis Funds.

Other Experience:
o Served as Davis New York Venture Fund's Portfolio Manager from its inception in 1969 until February 1997.
o Served as Portfolio Manager of a growth and income fund managed by Davis Selected Advisers from May 1993 until February 1997.

CHRISTOPHER C. DAVIS
Responsibilities:
o Vice President of Davis New York Venture Fund.
o Co-Portfolio Manager of the Fund with Kenneth Charles Feinberg since May 1998.
o Also manages or co-manages other equity funds advised by Davis
  Selected Advisers.

Other Experience:
o Portfolio Manager of Davis New York Venture Fund from February 1997 to April 1998.
o Co-Portfolio Manager of Davis New York Venture Fund with Shelby M.C.
  Davis from October 1995 to February 1997.
o Assistant portfolio manager and research analyst working with Shelby M.C. Davis from September 1989 to September 1995.

KENNETH CHARLES FEINBERG
Responsibilities:
o Co-Portfolio Manager of Davis New York Venture Fund since May 1998.
o Also co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:
o Research analyst at Davis Selected Advisers since December 1994.
o Assistant Vice President of Investor Relations for Continental Corp. from 1988 to 1994.


[BOXED]
OUR CODE OF ETHICS

We allow the officers and employees of Davis New York Venture Fund, Davis Selected Advisers and its affiliates to buy and sell securities for their own personal accounts. However, in order to do so they must agree to a number of restrictions, listed in our company Code of Ethics.

HOW WE MANAGE THE FUND

This section provides an overview of the types of securities the Fund invests in and details the strategies the Fund uses to minimize the risk of investing in these securities.

WHAT WE INVEST IN AND WHY

Davis New York Venture Fund's investment objective is growth of capital. In keeping with the Davis investment philosophy, our portfolio managers select equity securities that offer the potential for capital growth over the long-term. The Fund invests primarily in equity securities of U.S. companies with market capitalizations of at least $5 billion, but we may also invest in foreign companies and U.S. companies with smaller capitalizations. Generally, there is no restriction on how much of the Fund's assets our portfolio managers can invest in any particular type of security.


                               EQUITY SECURITIES

WHAT THEY ARE. Equity securities represent ownership of a company. Equity securities come in many forms, but the form that this Fund typically holds is common stock.

Most of Davis New York Venture Fund's common stock is issued by U.S. companies with large market capitalizations (that is, the market value of all of their outstanding stock exceeds $5 billion). The Fund may also invest in stock of smaller U.S. companies and in securities of foreign issuers or securities that are principally traded in foreign markets.

HOW WE PICK THEM. The Davis investment philosophy stresses a back-to-basics approach: we use extensive research to buy growing companies at value prices and hold on to them for the long-term. Over the years, Davis Selected Advisers has developed a list of ten characteristics that we believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns. While very few companies have all ten, we search for companies that demonstrate several of the characteristics that are listed in the following chart.

[SET OFF OR BOXED]

                         WHAT WE LOOK FOR IN A COMPANY

1. FIRST-CLASS MANAGEMENT. We believe that great companies are created by great managers. In visiting companies, we look for managers with a record of doing what they say they are going to do.
2. MANAGEMENT OWNERSHIP. Just as we invest heavily in our own funds, we look for companies where individual managers own a significant stake.
3. STRONG RETURNS ON CAPITAL. We want companies that invest their capital wisely and reap superior returns on those investments.
4. LEAN EXPENSE STRUCTURE. Companies that can keep costs low are able to compete better, especially in difficult times. A low cost structure sharply reduces the risk of owning a company's shares.
5. DOMINANT OR GROWING MARKET SHARE IN A GROWING MARKET. A company that is increasing its share of a growing market has the best of both worlds.
6. PROVEN RECORD AS AN ACQUIRER. When an industry or market downturn occurs, it is a good idea to own companies that can take advantage of attractive prices to expand operations through inexpensive acquisitions.
7. STRONG BALANCE SHEET. Strong finances give a company staying power to weather difficult economic cycles.
8. COMPETITIVE PRODUCTS OR SERVICES. We invest in companies with products that are not vulnerable to obsolescence.
9. SUCCESSFUL INTERNATIONAL OPERATIONS. A proven ability to expand internationally reduces the risk of being tied too closely to the U.S. economic cycle.
10. INNOVATION. The savvy use of technology in any business, from a food company to an investment bank, can help reduce costs and increase sales.


WHY WE BUY THEM. Davis New York Venture Fund buys common stock to take an ownership position in companies with growth potential, and then holds that position long enough to realize the benefits of growth.

The Fund may also invest in foreign securities, primarily as a way of providing additional opportunities to invest in quality overlooked growth stocks. Investment in foreign securities can also offer the Fund the potential for economic diversification.

RISKS. Factors that influence the value of a share of common stock are primarily the financial condition and performance of the issuer, and general market and economic conditions.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the issuer.

o COMPANY RISK. The price of an equity security varies with the success and failure of its issuer. As a result, the success of the companies in which the Fund invests largely determines the Fund's performance. Investing in small capitalization companies carries greater risk than investing in stock of larger companies.


Investments in foreign securities involve additional risk. Foreign securities are often denominated in foreign currencies, which means their value will be affected by changes in exchange rates. In many foreign jurisdictions, there is less publicly available information about-and less government regulation of-securities, securities markets and issuers. The Fund may attempt to reduce exposure to market and currency fluctuations by trading in currency futures contracts or options on futures contracts for hedging purposes. When the Fund invests in foreign securities, our operating expenses are likely to be higher than if we invested exclusively in U.S. securities.


                             SHORT-TERM INVESTMENTS

WHAT THEY ARE. Short-term investments are fixed-income securities (such as U.S. government securities, repurchase agreements and commercial paper) that will only be outstanding for one year or less after Davis New York Venture Fund buys them.

[SIDEBAR]
A repurchase agreement is a type of short-term investment that uses securities as collateral. Like a short-term loan, the borrower sells securities to the lender. The borrower agrees to buy back the securities at a certain time--at a higher price that incorporates an "interest payment."


HOW WE PICK THEM. Most of the Fund's short-term investments are high-grade money market instruments and repurchase agreements. The Fund may also hold cash in interest-bearing bank deposits.

WHY WE BUY THEM. The Fund uses short-term investments to earn interest and maintain flexibility while we evaluate long-term opportunities. We also may use short-term investments for "defensive" purposes; in the event our portfolio managers anticipate a substantial drop in the stock market, we may reduce our risk by investing in short-term securities until market conditions improve.

RISKS. Short-term investments do not present a lot of risk: issuers are generally stable, and the time period between the security's purchase and the payoff date is relatively short, offering little chance for conditions to deteriorate. However, these investments will not appreciate in value as common stocks do when the market advances.

HOW WE MANAGE RISK

Risks are inherent in all investments. Investing in a mutual fund, even the most conservative, involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Davis New York Venture Fund has six strategies to minimize the risk assumed when we invest.

[SET OFF OR BOXED]
                     SIX STRATEGIES WE USE TO MINIMIZE RISK

1. WE PURCHASE HIGH-QUALITY GROWTH COMPANIES. Our focus on high-quality growth companies reduces the likelihood that your investment will be tied up in a failing company.

2. WE USE A CONSERVATIVE VALUATION STRATEGY. Once we find companies that meet our business criteria, we determine how much to pay for their shares. We follow a price discipline that tells us how much we can reasonably pay for a stock. While no system can prevent all losses, this conservative approach helps us avoid the calamitous losses that occur in bear markets.

3. WE HAVE A LONG-TERM VISION. We get to know the managers of the companies we invest in and understand their goals. We view temporary setbacks as buying opportunities: when other managers sell stocks in response to bad news, we evaluate the issuer's long-term prospects.

4. WE EMPHASIZE DIVERSIFICATION. We diversify the Fund across both individual companies and industry sectors. This reduces price volatility and minimizes the losses the Fund experiences when a company or industry sector declines in market value.

5. WE DO NOT USE MARKET TIMING. We do not base our decisions to buy and sell securities on whether we believe the stock market will rise or fall (known as market timing). However, we can raise the level of cash in the Fund when stock prices get too high and it becomes difficult to purchase quality undervalued growth companies.

6. WE MAY MAKE TEMPORARY DEFENSIVE INVESTMENTS. From time to time, Davis New York Venture Fund may take temporary defensive positions in response to adverse market, economic or political conditions.

ONCE YOU INVEST IN THE FUND

This section describes what happens to your money once it is invested: how your investment is valued, how you earn money on your investment, and how the government may tax these earnings.


HOW YOUR SHARES ARE VALUED

As an investor in Davis New York Venture Fund, you are entitled to buy and sell shares on any business day. The share price of your investment changes depending on the total value of the Fund's investments.

Each business day, we determine the value of Fund shares by adding up the total value of investments plus other assets (such as cash), subtracting liabilities, and dividing the result by the total number of shares outstanding. This share figure is known as the net asset value (NAV).

Net asset values for all the Davis Funds is determined each day the Funds are open for business. A business day is defined as any day the New York Stock Exchange is open for trading. We calculate net asset value either at the close of the Exchange or at 4 p.m. Eastern Time, whichever comes first.

The net asset values of all Davis Fund shares are published daily in the business section of most major newspapers. If you have access to the Internet, you can also check net asset value on our web site (WWW.DAVISFUNDS.COM).



HOW SECURITIES IN THE PORTFOLIO ARE VALUED

We use current market valuations to value the securities in Davis New York Venture Fund:

o Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange.
o Over-the-counter securities are valued at the average of closing bid and asked prices.
o Debt securities maturing in 60 days or less are usually valued at an amortized (gradually reduced) cost.
o Longer-term debt securities may be valued by an independent pricing service.
o Securities with unavailable market quotations and other assets are valued at "fair value"--which is determined or directed by the Board of Directors.

HOW WE PAY EARNINGS

There are two ways you can receive payments from Davis New York Venture Fund:

o DIVIDENDS. Distributions to shareholders of net investment income and short-term capital gains on investments.

o CAPITAL GAINS. Profits received by the Fund from the sale of securities held for the long-term, which are then distributed to shareholders.

Davis New York Venture Fund usually pays dividends once a year. Dividends are declared in November or December and capital gains, if any, are distributed in November or December. Unless you choose otherwise, the Fund automatically reinvests your dividends and capital gains in additional Fund shares.

You can request to have your dividends and capital gains paid to you by check, deposited directly into your bank account, paid to a third party, or sent to an address other than your address of record.

We also offer a Dividend Diversification Program, which allows you to have your dividends and capital gains reinvested in shares of another Davis Fund.


[SIDEBAR]
QUOTATIONS
The bid price is the highest price a prospective buyer is prepared to pay for a security.
The asked price is the lowest price acceptable to a prospective seller. The average of these two prices is known as a quote or quotation.

OVER THE COUNTER SECURITIES
Over the counter securities are not listed or traded on an organized exchange. They are bought and sold by dealers connected by telephones and computer networks.

NET INVESTMENT INCOME
Net investment income is income received by the Fund from company dividends and interest on securities investments, minus management fees and all other expenses.

You will receive a statement each year detailing the amount of all dividends and capital gains paid to you during the previous year. To ensure that these distributions are reported properly to the U.S. Treasury, you must certify on your Application Form (or on Form W-9) that your Taxpayer Identification Number is correct and you are not subject to backup withholding (which means that you are paying back taxes for failing to report all interest and dividends).

If you fail to report a correct Taxpayer I.D. Number, under-reported dividend or interest income, or are already subject to backup withholding, Davis New York Venture Fund is required by law to withhold a portion of any distributions you may receive--and send it to the U.S. Treasury.


(set off)
HOW TO PUT YOUR DIVIDENDS AND CAPITAL GAINS TO WORK

You can have all dividends and capital gains automatically invested in the same share class of this or other Davis Funds. To be eligible for this DIVIDEND DIVERSIFICATION PROGRAM, all accounts involved must be registered under the same name and have a minimum initial value of $250. All future investments must total $25 or more. Shares are purchased at the chosen fund's net asset value on the dividend payment date. You can make changes to your selection or withdraw from the program with 60 days notice. To participate in this program, fill out the cross-reinvest information in the appropriate section of the Application Form.


HOW YOUR DIVIDENDS AND CAPITAL GAINS ARE TAXED

o If Davis New York Venture Fund pays dividends, they are taxable to shareholders as ordinary income. Dividends include both net investment income and short-term capital gains.
o If Davis New York Venture Fund pays net capital gains, they generally will be taxed as a long-term capital-gain distributions.

These payments may be taxed at different rates, depending on the length of time the Fund holds its assets. More information is provided in the instructions that come with your tax return.

Investment earnings (dividends and capital gains) are taxable in the year in which they were declared, not paid--whether they are received in cash or reinvested in shares.

Also, keep in mind that when you sell or exchange shares of the Fund, it may result in a taxable gain or loss.

We recommend that you consult with a tax adviser about any dividends and capital gains you may receive from Davis New York Venture Fund.

HOW TO CHOOSE A SHARE CLASS


Before you can buy any shares in Davis New York Venture Fund, you need to decide which class of shares best suits your needs. The Fund offers three classes of shares: A, B and C. Each class is subject to different expenses and sales charges.

You may choose to buy one class of shares rather than another, depending on the amount of the purchase and the expected length of time of investment.


SPECIAL NOTE: Institutions buying $5 million or more may be eligible to buy Class Y shares of Davis New York Venture Fund, offered through a separate prospectus. With Class Y shares, you pay no sales charges or distribution fees. To find out more about Class Y shares, contact your sales representative or our distributor, Davis Distributors, at 1-800-279-0279.



CLASS A SHARES

Class A shares may be best for you if you are a long-term investor who is willing to pay the entire sales charge at the time of purchase. In return, you pay a lower distribution fee than the two other share classes.

o You buy Class A shares at their net asset value per share plus a sales charge, which is 4.75% for any investment below $100,000 (see chart on the following page).
o There is no limit on how much you can invest in this share class.
o The Fund pays a distribution fee--up to 0.25% of the average daily net asset value--each year you hold the shares. This fee is lower than the fee you pay for the other two classes of shares. Lower expenses translate into higher annual return on your investment. More information on distribution fees is provided under WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT.

                             CLASS A SALES CHARGES



------------------------------------- ------------------------ ----------------------- ------------------------
         AMOUNT OF PURCHASE                SALES CHARGE             SALES CHARGE       AMOUNT OF SALES CHARGE
                                          (PERCENTAGE OF           (PERCENTAGE OF            RETAINED BY
                                          OFFERING PRICE)         AMOUNT INVESTED)           THE DEALER
                                                                                           (PERCENTAGE OF
                                                                                           OFFERING PRICE)
------------------------------------- ------------------------ ----------------------- ------------------------
Under $100,000                                 4.75%                    5.0%                    4.0%
------------------------------------- ------------------------ ----------------------- ------------------------
$100,000 to under $250,000                     3.5%                     3.6%                    3.0%
------------------------------------- ------------------------ ----------------------- ------------------------
$250,000 to under $500,000                     2.5%                     2.6%                    2.0%
------------------------------------- ------------------------ ----------------------- ------------------------
$500,000 to under $750,000                     2.0%                     2.0%                    1.75%
------------------------------------- ------------------------ ----------------------- ------------------------
$750,000 to under $1 million                   1.0%                     1.0%                    0.75%
------------------------------------- ------------------------ ----------------------- ------------------------
$1 million or more*                            None                     None                     0%
------------------------------------- ------------------------ ----------------------- ------------------------

* You pay no front-end sales charge on purchases of $1 million or more, but if you sell those shares within the first year you may pay a deferred sales charge of 0.75%. Davis Distributors may pay the dealer a commission during the first year after purchase at the following rates:


------------------------------------------------------ -----------------------------------------------------
                   PURCHASE AMOUNT                                          COMMISSION
------------------------------------------------------ -----------------------------------------------------
                  First $3 million                                            0.75%
------------------------------------------------------ -----------------------------------------------------
                   Next $2 million                                            0.50%
------------------------------------------------------ -----------------------------------------------------
                   Over $5 million                                            0.25%
------------------------------------------------------ -----------------------------------------------------


If a commission is paid for purchases of $1 million or more, the dealer will be paid with distribution fees received from the Fund. If distribution fee limits have already been reached for the year, Davis Distributors itself will pay the commissions.


As the chart above shows, the sales charge gets smaller as your purchase amount increases. There are several ways you may combine purchases to qualify for a lower sales charge.

YOU CAN COMBINE PURCHASES OF CLASS A SHARES
o WITH OTHER FAMILY MEMBERS. If you buy shares for yourself, your spouse and any children under the age of 21, all the shares you buy will be counted as a single purchase.
o WITH CERTAIN GROUPS. If you buy shares through a group organized for a purpose other than to buy mutual fund shares, the purchases will be treated as a single purchase.
o THROUGH EMPLOYEE BENEFIT PLANS. If you buy shares through trusteed or fiduciary accounts and Individual Retirement Accounts (IRAs) of a single employer, the purchases will be treated as a single purchase.
o UNDER A STATEMENT OF INTENTION. If you enter a Statement of Intention and agree to buy Class A shares of $100,000 or more over a 13-month period, all of the shares you buy during that period will be counted as a single purchase. Before entering a Statement of Intention, please read the terms and conditions in the Statement of Additional Information. Under a Statement of Intention, you agree to permit our service provider, State Street Bank and Trust, to hold fund shares in escrow to guarantee payment of any sales charges that may be due if you ultimately invest less than you agreed to invest over the covered 13-month period.
o UNDER RIGHTS OF ACCUMULATION. If you notify your dealer or our distributor, Davis Distributors, you can include the Class A, B and C shares you already own (except shares of Davis Government Money Market
   Fund) when calculating the price for your current purchase.
o WITH CLASS A SHARES OF OTHER DAVIS FUNDS. If you buy Class A shares of this or any other Davis Fund except Davis Government Money Market Fund, all of the shares you buy will be counted as a single purchase. This includes shares purchased under a Statement of Intention or Rights of Accumulation.


CLASS A FRONT-END SALES CHARGE WAIVERS

We will not charge a sales charge on purchases of Class A shares for:

o Shareholders making purchases with dividends or capital gains that are automatically reinvested.
o Purchases by directors, officers and employees of Davis New York Venture Fund, its investment adviser or its affiliates, and their immediate families.
o Purchases by employees and people affiliated with broker-dealer firms offering Fund shares.
o Financial institutions acting as fiduciaries making single purchases of $250,000 or more.
o Employee benefit plans making purchases through a single account covering at least 250 participants.
o Wrap accounts offered by securities firms, fee-based investment advisers or financial planners.

o State and local governments.



[sidebar]
Wrap accounts are investment programs offered by broker-dealers who place a client's funds with one or more investment advisers and charge a fee for their services.



CLASS B SHARES

Class B shares may be best for you if you are willing to pay a higher distribution fee than Class A shares for eight years in order to avoid paying a front-end sales charge.

o You buy the shares at net asset value (no sales charge).
o You can invest  up to $250,000 in Class B shares.
o If you sell Class B shares within six years of purchase, you must pay a deferred sales charge. This charge decreases over time as you own the shares (see chart below).
o After you hold Class B shares for eight years, they are automatically converted into Class A shares without paying a front-end sales charge. Class A shares pay a lower distribution fee.
o The Fund pays a distribution fee of 1% of the average daily net asset value each year you hold the shares. Higher expenses translate into lower annual return on your investment. More information on distribution fees is provided under WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT.

                         CLASS B DEFERRED SALES CHARGES


------------------------------------------------------ -----------------------------------------------------
              SALES MADE AFTER PURCHASE                          AMOUNT OF DEFERRED SALES CHARGE
------------------------------------------------------ -----------------------------------------------------
                       Year 1                                                   4%
------------------------------------------------------ -----------------------------------------------------
                      Years 2-3                                                 3%
------------------------------------------------------ -----------------------------------------------------
                      Years 4-5                                                 2%
------------------------------------------------------ -----------------------------------------------------
                       Year 6                                                   1%
------------------------------------------------------ -----------------------------------------------------
                      Years 7-8                                                None
------------------------------------------------------ -----------------------------------------------------


CLASS C SHARES

Class C shares may be best for you if you are willing to pay a higher distribution fee than Class A shares pay in order to avoid paying a sales charge.

o You buy the shares at net asset value (no sales charge).
o You cannot invest more than $1 million in Class C shares.
o If you sell the shares within one year of purchase, you must pay a deferred sales charge of 1%.
o The Fund pays a distribution fee of 1% of the average daily net asset value each year you hold the shares. Higher expenses translate into lower annual return on your investment. More information on distribution fees is provided under WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT.


DEFERRED SALES CHARGE WAIVERS

We will waive deferred sales charges on sales of Class A, B and C shares if:

o You sell shares that were acquired through reinvestment of dividends or capital gains.
o You sell shares that were not subject to a commission at the time of purchase (the amount of purchase totaled $1 million or more and the shares were held for more than a year).
o You (or a registered joint owner) die or have been determined to be totally disabled sometime after the purchase of shares.
o You sell shares under the Automatic Withdrawals Plan amounting to, in a 12-month period, up to 12% of the value of the account when you began participating in the Plan.
o You sell shares under a qualified retirement plan or IRA that constitute a tax-free return of contributions to avoid a penalty.
o Your fund sells the remaining shares in your account under an Involuntary Redemption.
o You qualify for an exception relating to defined contribution plans.
  These exceptions are described in the Statement of Additional Information. You are a director, officer or employee of Davis Selected Advisers or one of its affiliates (or a family member of a director, officer or employee).

If the net asset value of the shares that you sell has increased since you purchased them, any deferred sales charge will be based on the original cost of the shares.

[boxed]

If you have any additional questions about choosing a share class, please call us toll-free at 1-800-279-0279, Monday through Friday, 7 a.m. to 4 p.m. Mountain Time. If you still are not sure about which class is best for you, contact your financial adviser.

HOW TO OPEN AN ACCOUNT

You can open an account if you invest at least:

o $1,000 for a non-retirement plan account.
o $250 for a retirement plan account.



(chart)
THREE WAYS YOU CAN OPEN AN ACCOUNT

1. BY MAIL. Fill out the Application Form included in this prospectus and mail it to our service provider, State Street Bank and Trust. Both you and your dealer must sign the form. Include a check made payable to the DAVIS FUNDS or, in the case of a retirement account, the custodian or trustee. All purchases by check should be in U.S.
dollars, and Davis New York Venture Fund will not accept third-party checks.

2. BY DEALER. You may have your dealer order and pay for the shares. In this case, you must pay your dealer directly. Your dealer will then order the shares from our distributor, Davis Distributors. Please note that your dealer may charge a service fee or commission for buying these shares.

3. BY WIRE. You may wire federal funds directly to our service provider, State Street Bank and Trust. Before you wire an initial investment, you must call our distributor, Davis Distributors, at 1-800-279-0279 to let them know the fund and share class you will be buying. After the initial wire purchase is made, you will need to fill out a Plan Adoption Agreement or Application Form and return it to State Street. To ensure that the purchase is credited properly, follow these wire instructions:

     State Street Bank and Trust Company
     Boston, MA 02210
     Attn: Mutual Fund Services
     DAVIS NEW YORK VENTURE FUND
     Shareholder Name
     Shareholder Account Number
     Federal Routing Number 011000028
     DDA Number 9904-606-2

Generally, the Fund does not issue share certificates for purchases. You can receive certificates if you are a Class A shareholder who is not participating in the Automatic Withdrawal Plan. If you are eligible and wish to receive certificates, you must make the request at the time of purchase.

RETIREMENT PLAN ACCOUNTS

You can invest in Davis New York Venture Fund using any of these types of retirement plan accounts:

o  Deductible IRAs
o  Non-deductible IRAs
o  Roth IRAs
o  Educational IRAs
o  Simple IRAs
o  Profit-Sharing Plans
o  Money-Purchase Plans
o  Simplified Employee Pension Plans
o  403(b) Plans

State Street Bank and Trust acts as custodian (service provider) for the retirement plans and charges the participant $10 to open each account and a maintenance fee of $10 each year (per Social Security number). These fees are automatically deducted from each account, unless you elect to pay the fee directly. To open a retirement plan account, you must fill out a special application form. You can request this form by calling 1-800-279-0279.

HOW TO BUY, SELL AND EXCHANGE SHARES

Once you have opened an account with Davis, you can add to--or subtract from--your initial purchase. This section provides an overview of the types of transactions you can perform as a shareholder of Davis New York Venture Fund. This includes how to initiate these transactions, and the charges that you may incur (if any) when buying, selling and exchanging shares.


EXCHANGE
When you sell shares in one Davis Fund to buy shares in another Davis Fund in response to changes in your goals or in market conditions.


(chart)
THREE WAYS TO BUY, SELL AND EXCHANGE SHARES

1. BY TELEPHONE. Call 1-800-279-0279. You can speak directly with a Davis representative during our business hours or use our automated telephone system any time, day or night.

2. BY MAIL. Send the request to our service provider, State Street Bank and Trust.

         Regular Mail
         ------------
         State Street Bank and Trust Company
         c/o Davis Funds
         P.O. Box 8406
         Boston, MA 02266-8406

         Overnight Mail
         --------------
         State Street Bank and Trust Company
         c/o Davis Funds
         66 Brooks Drive
         Braintree, MA 02184



3. BY DEALER. Contact a dealer, who will then make the transaction through our distributor, Davis Distributors. Please note that your dealer may charge a service fee or commission for each transaction.

WHEN YOUR TRANSACTIONS ARE PROCESSED

The per-share price for purchases or sales made through our distributor, Davis Distributors, will be processed on the same day if the order is received before 4 p.m. Eastern Time. If State Street Bank and Trust requires additional documents to complete the purchase or sale, the transaction price will be determined at the close of business after all required documents are received.

For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must:

o Receive your order before 4 p.m. Eastern Time.
o Promptly transmit the order to State Street Bank and Trust.


BUYING MORE SHARES

You can buy more shares at any time, either by telephone, by mail or through a dealer. The minimum purchase amount is $25.

When you purchase shares by mail, send a check made payable to the DAVIS FUNDS for the amount of purchase to our service provider, State Street Bank and Trust. If you have the purchase form from your most recent statement, include it with the check. If you do not have a purchase form, include a letter with your check stating the name of the fund and the class of shares you wish to buy. If you know your account number, include it on the check.

When you buy shares through a dealer, you may be charged a service fee or commission for performing the transaction.



[SET OFF - SPECIAL PROGRAM]
MAKING AUTOMATIC INVESTMENTS

An easy way to increase your investments in this or other Davis Funds is to sign up for the AUTOMATIC INVESTMENT PLAN. Under this plan, you arrange for a set amount of money to be taken from your bank account and invested in Fund shares. The minimum amount you can invest each month is $25. The account minimums of $1,000 for non-retirement accounts and $250 for retirement accounts will be waived if you meet the minimum requirement within a year.

Purchases can be processed electronically on any day of the month between the 4th and 28th days if the institution that services your bank account is a member of the Automated

Clearing House system. After each automatic investment, you will receive a transaction confirmation, and the debit should show up on your next bank statement.

To sign up for the Automatic Investment Plan, fill out the appropriate section of the Application Form. You can stop automatic investments at any time by calling the Davis Funds at 1-800-279-0279.

You can also use our Dividend Diversification Program to buy more shares in this or another Davis Fund. See ONCE YOU INVEST IN THE FUND.


[SIDEBAR]
The Automated Clearing House system is used by most banks for electronic transfers of money into and out of your bank account - and is regulated by the Federal Reserve.


SELLING SHARES

You may sell back all or part of your shares to Davis New York Venture Fund (known as a redemption) at any time, at net asset value minus any sales charges that may be due. You can sell the shares by telephone, by mail, or through a dealer.

When you sell shares by mail, indicate the number of shares or dollar amount you wish to redeem and send the request to our service provider, State Street Bank and Trust. If more than one person owns the shares you wish to sell, all owners must sign a request.

When you sell shares through a dealer, you may be charged a service fee or commission for performing the transaction.

Redemption proceeds are usually paid to you in cash within seven days after State Street Bank and Trust receives your proper sale request. You will not be allowed to sell shares that have been paid for by check until the shares have been in your account for fifteen days.

WHAT YOU NEED TO KNOW BEFORE YOU SELL YOUR SHARES

o You will always receive cash for sales that total less than $250,000 or 1% of the Fund's net asset value during any 90-day period. Any sales above the cash limit may be paid in securities and would mean you would have to pay brokerage fees.
o Ordinarily, you only need a medallion signature guarantee on a share certificate, stock power, or redemption request for sales of more than $50,000. However, if you have made any changes to the Application Form since your account was opened, or if your address of record has changed in the last 30 days, you will need a medallion signature for all sales.
o If a certificate was issued for the shares you wish to sell, the certificate must by signed by the owner(s) and sent to State Street Bank and Trust along with the redemption request.
o A sale may produce a gain or loss. Gains may be subject to tax.


MEDALLION SIGNATURE GUARANTEE
A written confirmation from an eligible guarantor institution, such as a securities broker-dealer or a commercial bank, that the signature(s) on the account is(are) valid. Unfortunately, no other form of signature verification can be accepted.

STOCK POWER
A letter signed by the owner of the shares that gives State Street Bank and Trust permission to transfer ownership of the shares to another person or group.


SPECIAL SALE SITUATIONS

o The Securities and Exchange Commission can suspend payment of sales under certain emergency circumstances if the New York Stock Exchange is closed for reasons other than customary closings and holidays.
o Davis New York Venture Fund may make sales payments in securities if Davis New York Venture Fund's Board of Directors decides that making cash payments would harm the Fund.

[SET OFF - SPECIAL PROGRAM]
MAKING AUTOMATIC WITHDRAWALS

If you hold more than $10,000 in your account, you can sell a set dollar amount each month or quarter. When you participate in this program, known as the AUTOMATIC WITHDRAWALS PLAN, shares are sold so that you will receive the payment around the 25th day of the month. Note that because withdrawals are sales, they may produce a gain or loss. If you purchase additional shares at the same time that you make a withdrawal, you may have to pay taxes and a sales load. Gains may be subject to tax. To sign up for the Automatic Withdrawals Plan, fill out the appropriate section of the Application Form.

You may stop automatic withdrawals at any time without charge or penalty by calling the Davis Funds at 1-800-279-0279.


SPECIAL NOTE: WHEN YOU MAKE A SALE OR WITHDRAWAL, A DEFERRED SALES CHARGE MAY BE IMPOSED IF:
o YOU BUY $1 MILLION OR MORE OF CLASS A SHARES AND SELL THEM WITHIN A YEAR OF PURCHASE.
o YOU SELL CLASS B SHARES WITHIN SIX YEARS OF PURCHASE.
o YOU SELL CLASS C SHARES WITHIN ONE YEAR OF PURCHASE.


[SET OFF - SPECIAL SHAREHOLDER PROGRAM]
WIRING SALE PROCEEDS TO YOUR BANK ACCOUNT

If you are an investor with a non-retirement account, you can have your sale proceeds electronically transferred to a commercial bank account. This is known as an ELECTRONIC WIRE PRIVILEGE. To sign up for this option, simply fill out the appropriate section of the Application Form. There is a $5 charge by State Street Bank and Trust for wire service, and receiving banks may also charge for this service. Payment by Automated Clearing House will usually arrive at your bank two banking days after your call. Payment by wire is usually credited to your bank account on the next business day after you call. While State Street Bank and Trust will also accept electronic wire sales by telephone, fax or dealer, you still need to fill out and submit the information under the Electronic Wire Privilege section of the Application Form.

IF YOU DECIDE TO BUY BACK SHARES YOU SOLD

If you decide to buy back some or all of the shares you sold in this Fund within 30 days of sale and notify us in writing, you can take advantage of the SUBSEQUENT REPURCHASE PRIVILEGE. With this privilege, which you can use only once, you will not be charged a sales charge, and any deferred sales charge you paid on the original sale will be returned to your account. You must send a letter to our service provider, State Street Bank and Trust, along with a check for the repurchased shares.


IF YOUR ACCOUNT FALLS BELOW $250

If your account balance falls below $250, we may sell your remaining shares in Davis New York Venture Fund at net asset value. We will first notify you by mail, giving you at least 60 days notice that an INVOLUNTARY REDEMPTION may take place. If you can increase your account balance to above $250 during the notice period, the involuntary redemption will be canceled.


EXCHANGING SHARES

You can transfer shares of Davis New York Venture Fund to shares in the same class of any other Davis Fund without having to pay a sales charge. This is known as an exchange. You can exchange shares by telephone, by mail or through a dealer. The initial exchange must be for at least $1,000 (unless you are participating in the Automatic Exchange Program). Exchanges are normally performed on the same day of the request if received by 4 p.m. Eastern Time. However, if your exchange involves a large sale, the transfer may take one to seven days.

When you exchange shares by mail, you must send our service provider, State Street Bank and Trust, a written request for the exchange. If you hold share certificates, the certificates must by signed by the owner(s) and sent to State Street Bank and Trust along with the exchange request. No medallion signature guarantee is required unless shares are also being sold for cash and would otherwise require a medallion signature guarantee.

When you exchange shares through a dealer, you may be charged a service fee or commission for performing the transaction.

Before you decide to make an exchange, you must obtain the current prospectus of the desired fund. For federal income tax purposes, exchanges between funds are treated as a sale and a purchase. Therefore, there will usually be a recognizable capital gain or loss due to an exchange.

There are limits to the number of exchanges you can make each year. Currently, four exchanges are allowed during a 12-month period. Davis Distributors must approve any exchanges above the limit in writing.


YOU CAN MAKE EXCHANGES AMONG ANY OF THE DAVIS FUNDS WITHOUT HAVING TO PAY ANY SALES CHARGE.

EQUITY FUNDS
------------
Davis New York Venture Fund
Davis Growth Opportunity Fund
Davis Financial Fund
Davis International Total Return Fund

GROWTH & INCOME FUNDS
---------------------
Davis Growth & Income Fund
Davis Real Estate Fund
Davis Convertible Securities Fund

BOND FUNDS
----------
Davis Intermediate Investment Grade Bond Fund
Davis Tax-Free High-Income Fund
Davis Government Bond Fund

GOVERNMENT MONEY MARKET FUND
----------------------------
Davis Government Money Market Fund



[SET OFF - SPECIAL SHAREHOLDER PROGRAM]
MAKING AUTOMATIC EXCHANGES

You can elect to make automatic monthly exchanges if all accounts involved are registered under the same name and have a minimum initial value of $250. You must exchange at least $25 to participate in this program, known as the AUTOMATIC EXCHANGE PROGRAM. To sign up for this program, fill out the appropriate section of the Application Form.

TRANSACTIONS BY TELEPHONE

A benefit of investing through Davis Funds is that you can use our telephone system to buy, sell or exchange shares. If you do not wish to have this option activated for your account, mark in the box in the appropriate section of the Application Form.

When you call 1-800-279-0279, you can perform a transaction with Davis Funds in two ways:

o Speak directly with a representative during business hours (7 a.m. to 4 p.m. Mountain Time).
o If you have a TouchTone(TM) telephone, you can use the automated telephone system, known as DAVIS DIRECT Access, 24 hours a day, seven days a week.


[SET OFF]
YOU CAN USE DAVIS DIRECTACCESS TO:

o GET THE PRICE, TOTAL RETURN, AND FUND DESCRIPTION FOR ANY DAVIS FUND.
o CHECK YOUR ACCOUNT BALANCE AND OTHER ACCOUNT INFORMATION.
o BUY, SELL AND EXCHANGE SHARES.
o GET THE MAILING ADDRESS AND WIRE INSTRUCTIONS FOR ANY DAVIS FUND. REQUEST
o LITERATURE ABOUT ANY DAVIS FUND.


If you wish to sell shares by phone and receive a check in the mail:
o The maximum amount that can be issued is $25,000.
o The check can only be issued to the registered account owner.
o The check must be sent to the address on file with Davis.o
o Your current address must be on file for 30 days.

When you buy, sell or exchange shares over the telephone, you agree that Davis New York Venture Fund is not liable for following telephone instructions believed to be genuine (that is, directed by the account holder). We use certain procedures to confirm that your instructions are genuine, including a request for personal identification (your account or Social Security number) and a tape recording of the conversation. If these procedures are not used, the Fund may be liable for unauthorized instructions.

Be aware that during unusual market conditions, Davis Funds may not be able to accept all requests by phone.

[INSIDE BACK COVER]

THE DAVIS FUNDS:
OVER 25 YEARS OF RELIABLE INVESTING

Davis Selected Advisers, investment adviser of the Davis Funds, has a history of investing for the long-term. Since our founding in 1969, we have been dedicated to delivering superior investment performance and service to our clients.

WE ARE LONG-TERM INVESTORS. We analyze high-quality growth companies that have been overlooked, buy their stock at value prices, and hold the shares for the long-term. This strategy was first developed by legendary Wall Street investor Shelby Cullom Davis, a leading financial adviser to governors and presidents.

Our investment approach has been refined for more than 25 years by his son, Shelby M.C. Davis, who is now Chief Investment Officer of Davis Selected Advisers. The Davis strategy is still followed today by the third generation of family members: Christopher C. Davis and Andrew A. Davis serve as either Portfolio Manager or Co-Portfolio Manager for many Davis Funds.

WE ARE FELLOW SHAREHOLDERS. The Davis family, directors and employees not only manage the company's mutual funds but also invest in them. Together, we have invested over $1 billion of our own money side-by-side with our shareholders.


Please take the time to read this prospectus carefully and, if you decide to invest with us, keep it as a reference guide. If you need more information about the Davis Funds, please call us or visit our Web site.

[DESIGN ISSUE: WILL THE SECTION BELOW BE PERFED?]

                            ADDRESS AND PHONE GUIDE

OUR TELEPHONE NUMBER           OUR SERVICE PROVIDER'S REGULAR MAILING ADDRESS
1-800-279-0279                 State Street Bank and Trust Company
                               c/o Davis Funds
                               P.O. Box 8406
                               Boston, MA 02266-8406

OUR MAILING ADDRESS
Davis Funds
124 East Marcy Street
Santa Fe, New Mexico 87501


OUR INTERNET ADDRESS           OUR SERVICE PROVIDER'S OVERNIGHT MAILING ADDRESS
http://www.davisfunds.com      State Street Bank and Trust Company
                               c/o Davis Funds
                               66 Brooks Drive
                               Braintree, MA 02184

[BACK COVER]

OTHER FUND DOCUMENTS

For more information about Davis New York Venture Fund, request a free copy of the Statement of Additional Information or the Annual and Semi-Annual Reports. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Fund and its management and operations. The ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected fund performance during the last year. The SEMI-ANNUAL REPORT updates information provided in the Annual Report for the next six months.

Davis New York Venture Fund's Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.

WHERE YOU CAN GET THESE DOCUMENTS:

o BY TELEPHONE. Call Davis Funds toll-free at 1-800-279-0279, Monday-Friday, 7 a.m. to 4 p.m. Mountain Time.

o  VIA THE INTERNET.  Visit the SEC web site (WWW.SEC.GOV).

o FROM THE SEC. The SEC's Public Reference Room in Washington, D.C. For more information call 1-800-SEC-0330. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C., 20549-6009.

o BY MAIL.  Specify the document you are requesting when writing to us.

                          DAVIS NEW YORK VENTURE FUND
                             124 EAST MARCY STREET
                           SANTA FE, NEW MEXICO 87501
                                 1-800-279-0279



Investment Company Act File No. 811-1701

[cover page]

DAVIS NEW YORK VENTURE FUND

Prospectus

Class Y

December 1, 1998





The Securities and Exchange Commission has not approved or disapproved of the shares of Davis New York Venture Fund-or any other mutual fund-as an investment. The Securities and Exchange Commission has not determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


(Davis logo)

Over 25 years of Reliable Investing

[INSIDE FRONT COVER]

RISK SPECTRUM


Davis Selected Advisers manages eleven mutual funds in the Davis family. Each fund has a distinct investment objective and strategy. The following graph shows how these funds compare to each other in terms of risk. Davis New York Venture Fund has a risk level we characterize as "medium to high."


[INSERT RISK SPECTRUM GRAPHIC]



[IN BLACK AREA BELOW GRAPHIC]
For more information about any of the other Davis Funds, including charges and expenses, ask for a prospectus. Read it carefully before investing or sending money.

TABLE OF CONTENTS

SNAPSHOT OF DAVIS NEW YORK VENTURE FUND

OVERVIEW OF THE FUND
         INVESTMENT OBJECTIVE AND STRATEGY
         PRINCIPAL RISKS
         FUND PERFORMANCE
         FEES AND EXPENSES
         FINANCIAL HIGHLIGHTS

WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT

HOW WE MANAGE THE FUND

ONCE YOU INVEST IN THE FUND

HOW TO BUY, SELL AND EXCHANGE SHARES

THE DAVIS FUNDS: OVER 25 YEARS OF RELIABLE INVESTING

OTHER FUND DOCUMENTS

SNAPSHOT OF DAVIS NEW YORK VENTURE FUND

This section provides you with basic information about Davis New York Venture Fund that can help you decide if the Fund suits your needs.


(graphic)
TYPE OF FUND
Equity fund

INVESTMENT OBJECTIVE
Growth of capital

RISK SPECTRUM LEVEL
Medium to high

YOU SHOULD CONSIDER INVESTING IN THIS FUND IF
o you are seeking long-term growth of capital.
o you are more comfortable with established, well-known companies.
o you are investing for the long-term (five years or more).


YOU SHOULD NOT INVEST IN THIS FUND IF
o you are worried about the possibility of sharp price swings and dramatic market declines.
o you are interested in earning current income.
o you are investing for the short term (less than five years).

MINIMUM INITIAL INVESTMENT
o institutions and government entities: $5 million
o wrap fee program investors: minimums set by your sponsor


If, after reading this section, you think that the Fund may suit your investment goals, you should read the rest of this prospectus for more detailed information.

OVERVIEW OF DAVIS NEW YORK VENTURE FUND

INVESTMENT OBJECTIVE AND STRATEGY

Davis New York Venture Fund's investment objective is growth of capital. The Fund invests primarily in equity securities of U.S. companies with market capitalizations of at least $5 billion.

Our portfolio managers use the Davis investment philosophy to select common stocks of quality overlooked growth companies at value prices and to hold them for the long-term. Our approach centers on the recognition that managing risk is the key to delivering superior long-term investment results. We always consider how much could potentially be lost on an investment before considering how much might be gained.

[SIDEBAR: ]
Please see the inside back cover page of this prospectus to learn about the Davis investment philosophy.

You can find more detailed information about the types of securities that the Fund buys in the section called HOW WE MANAGE THE FUND.



PRINCIPAL RISKS

If you buy shares of Davis New York Venture Fund, you may lose some or all of the money that you invest. This section describes what we think are the two most significant factors that can cause the Fund's performance to suffer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the issuer.

o COMPANY RISK. The price of an equity security varies with the success and failure of its issuer. As a result, the success of the companies in which the Fund invests largely determines the Fund's performance. Investing in small capitalization companies carries greater risk than investing in the stock of larger companies.

An investment in Davis New York Venture Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You can find more detailed information about the risks of the Fund's particular investments in the section called HOW WE MANAGE THE FUND.



FUND PERFORMANCE

Davis New York Venture Fund began selling Class Y shares to the public on October 2, 1996. The following charts and tables will help you understand the Fund's financial condition--including the returns that investors have earned and the cost of an investment. These historical results do not necessarily indicate the performance that investors can expect in the future. The value of the Fund's shares may go up or down.


                                  TOTAL RETURN

Total return measures how much the price of an investment in a mutual fund changes, assuming that all dividend income and capital gain distributions are reinvested. For any fund, you should evaluate total return in light of the fund's particular investment objectives and policies, as well as general market conditions during the reported time periods.

Davis New York Venture Fund's investment performance will vary from year to year. This chart shows the results that we achieved in the Fund's Class Y shares since the Fund opened.

                          DAVIS NEW YORK VENTURE FUND
            TOTAL RETURN FROM OCTOBER 2, 1996 THROUGH JULY 31, 1998

(bar chart)

1996    10.35%*
1997    34.04%

* For the period October 2, 1996 to December 31, 1996, unannualized.


Davis New York Venture Fund's year-to-date return as of July 31, 1998, was 9.06%. During the period shown in the chart, the highest quarterly return was 16.80% (for the quarter ended June 30, 1997) and the lowest quarterly return was 0.47% (for the quarter ended December 31, 1997).

                          AVERAGE ANNUAL TOTAL RETURN

The table below shows Davis New York Venture Fund's average annual returns for the following periods: one year and life of fund (known as the inception date). It also compares these returns to those earned during the same periods for the Standard & Poor's 500 Composite Index, an unmanaged benchmark of the total return performance of large capitalization stocks. The Fund invests primarily in large capitalization common stocks, but may also buy smaller capitalization stocks and foreign securities.


                          DAVIS NEW YORK VENTURE FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIOD ENDING DECEMBER 31, 1997)


--------------------------- ------------------------- -------------------------
                                    CLASS Y                S&P 500 Index
                                (since 10/2/96)
--------------------------- ------------------------- -------------------------
1 Year                               34.04%                    33.35%
--------------------------- ------------------------- -------------------------
Life of Fund                         36.89%                    33.14%
--------------------------- ------------------------- -------------------------


"Standard & Poor's 500," "S&P 500(R)" "S&P(R)" and "500" are registered trademarks of The McGraw-Hill Companies, Inc.

FEES AND EXPENSES

[DESIGN NOTE: the following explanations to be next to fee chart]

FRONT-END SALES CHARGE. A fee some mutual funds charge to buy shares of a mutual fund.

DEFERRED SALES CHARGE. A fee some mutual funds charge to sell shares of a mutual fund.

EXCHANGE FEE. A fee some mutual funds charge to sell shares in one fund and to buy another fund.


         FEES YOU MAY PAY AS A DAVIS NEW YORK VENTURE FUND SHAREHOLDER
                      (PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------- ----------------
                                                               CLASS Y
-------------------------------------------------------------- ----------------
Maximum sales charge you pay when you buy shares               None
-------------------------------------------------------------- ----------------
Maximum deferred sales charge you pay when you sell shares     None
-------------------------------------------------------------- ----------------
Maximum sales charge you pay on reinvested dividends           None
-------------------------------------------------------------- ----------------
Exchange Fee                                                   None
-------------------------------------------------------------- ----------------



[DESIGN NOTE: the following explanations to be next to table of operating expenses]

MANAGEMENT FEES. Costs to manage a mutual fund's portfolio and to administer its business affairs. This fee is a percentage of the Fund's net asset value.

DISTRIBUTION FEES. Fees some mutual funds pay to a distributor to sell and distribute shares and to provide services to shareholders (also known as a 12b-1 fee).

OTHER EXPENSES. The most significant fees in this category are those to attorneys, accountants, directors, and the custodian and transfer agent (State Street Bank and Trust Company).

TOTAL ANNUAL OPERATING EXPENSES. The percentage of the Fund's average net assets that are used each year to pay expenses (also known as the expense ratio).

                         ANNUAL FUND OPERATING EXPENSES
                      FOR FISCAL YEAR ENDED JULY 31, 1998
              (DEDUCTED FROM DAVIS NEW YORK VENTURE FUND'S ASSETS)

-------------------------------------------------------------- ----------------
                                                               CLASS Y
-------------------------------------------------------------- ----------------
Management Fees                                                0.54%
-------------------------------------------------------------- ----------------
Distribution (12b-1) Fees                                      None
-------------------------------------------------------------- ----------------
Other Expenses                                                 0.05%
-------------------------------------------------------------- ----------------
Total Annual Operating Expenses                                0.59%
-------------------------------------------------------------- ----------------

IF I INVEST IN THIS FUND, WHAT WILL IT COST ME?

Here is an example of what your costs might be if you invest in Davis New York Venture Fund. It is designed to help you compare investing costs with other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.


            COST OF INVESTING $10,000 IN DAVIS NEW YORK VENTURE FUND

---------------------------------------- ---------------------------------------
IF YOU SELL YOUR CLASS Y SHARES IN...              YOU WOULD PAY...
---------------------------------------- ---------------------------------------
1 Year                                                  $ 6
---------------------------------------- ---------------------------------------
3 Years                                                 $19
---------------------------------------- ---------------------------------------
5 Years                                                 $33
---------------------------------------- ---------------------------------------
10 Years                                                $74
---------------------------------------- ---------------------------------------

FINANCIAL HIGHLIGHTS

This table is designed to show you the financial performance of Davis New York Venture Fund for the period from October 2, 1996 (when the Fund began selling shares to the public) through July 31, 1998. Some of the information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the Fund. It assumes that all dividends and capital gains have been reinvested.

KPMG Peat Marwick LLP has audited the information for fiscal year 1998. KPMG Peat Marwick's report, along with the Fund's financial statements, is included in the annual report, which is available by request. Another firm audited the information for the previous fiscal years.

                          DAVIS NEW YORK VENTURE FUND
                              FINANCIAL HIGHLIGHTS
                                    CLASS Y

Financial Highlights for a share of capital stock outstanding throughout each period.

------------------------------------------------- ------------- --------------
                                                     YEAR        OCTOBER 2,
                                                     ENDED          1996
                                                    7/31/98      (INCEPTION
                                                                  OF CLASS)
                                                                   THROUGH
                                                                   7/31/97
------------------------------------------------- ------------- --------------
Net Asset Value, Beginning of Period                    $23.12       $16.66
                                                        ------       ------

------------------------------------------------- ------------- --------------
Income From Investment Operations
------------------------------------------------- ------------- --------------
   Net Investment Income (Loss)                            .24            .15
------------------------------------------------- ------------- --------------
   Net Realized and Unrealized Gains                      2.31           7.07
                                                          ----           ----
------------------------------------------------- ------------- --------------
        Total from Investment Operations                  2.55           7.22

------------------------------------------------- ------------- --------------
Dividends and Distributions
------------------------------------------------- ------------- --------------
   Dividends from Net Investment Income                  (.29)          (.06)
------------------------------------------------- ------------- --------------
   Distributions from Realized Gains                     (.83)          (.70)
                                                         -----          -----
------------------------------------------------- ------------- --------------
        Total Dividends and Distributions               (1.12)          (.76)
                                                        ------          -----

------------------------------------------------- ------------- --------------
Net Asset Value, End of Period                          $24.55         $23.12
                                                        ------     -   ------

------------------------------------------------- ------------- --------------
Total Return (1)                                        11.48%         44.71%
-------------

------------------------------------------------- ------------- --------------
Ratios/Supplemental Data
------------------------------------------------- ------------- --------------
   Net Assets, End of Period (000,000 omitted)            $735           $534
------------------------------------------------- ------------- --------------
   Ratio of Expenses to Average Net Assets                .59%          .62%*
------------------------------------------------- ------------- --------------
   Ratio of Net Investment Income to Average             1.12%         1.19%*
      Net Assets
------------------------------------------------- ------------- --------------
   Portfolio Turnover Rate(3)                              11%            24%
------------------------------------------------- ------------- --------------


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*  Annualized.

WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT

A number of entities provide services to Davis New York Venture Fund. This section shows how the Fund is organized, the entities that perform these services, and how these entities are compensated. Additional information on the organization of the Fund is provided in the Fund's Statement of Additional Information. For information on how to receive this document, see the back cover of this prospectus.


INVESTMENT ADVISER

DAVIS SELECTED ADVISERS, LP
Referred to throughout this prospectus as "Davis Selected Advisers"
124 East Marcy Street
Santa Fe, NM 87501
o  Provides investment advice for Davis New York Venture Fund's portfolio.
o  Manages Davis New York Venture Fund's business affairs.
o  Provides day-to-day administrative services.
o Serves as investment adviser for all of the Davis Funds, other mutual funds, and other institutional clients.
o  Annual Adviser Fee for 1998 (based on average net assets): 0.54%


INVESTMENT SUB-ADVISER

DAVIS SELECTED ADVISERS-NY, INC.
Referred to throughout this prospectus as "Davis Selected Advisers-NY"
609 Fifth Avenue
New York, NY 10017
o Performs investment management and research services for Davis New York Venture Fund and other institutional clients.
o  Wholly owned subsidiary of Davis Selected Advisers.
o  Annual Fee: Davis Selected Advisers pays the fee, not the Fund.

BOARD OF DIRECTORS

The Fund's Board of Directors has general supervisory responsibilities of the Fund and supervises the investment adviser's duties.


CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
Also referred to as "State Street Bank and Trust"
P.O. Box 8406
Boston, MA 02266-8406
o  Prices the Fund daily.
o  Holds share certificates and other assets of the Fund.
o  Maintains records of shareholders.
o  Issues and cancels share certificates.
o  Supervises the payment of dividends.

DISTRIBUTOR

DAVIS DISTRIBUTORS, LLC
Referred to throughout this prospectus as "Davis Distributors"
124 East Marcy Street
Santa Fe, NM 87501
o Oversees purchases of shares and promotional activities for Davis New York Venture Fund.
o  Wholly owned subsidiary of Davis Selected Advisers.
o Serves as distributor for all of the Davis Funds and other mutual funds managed by Davis Selected Advisers.

WHO THE PORTFOLIO MANAGERS ARE

SHELBY M.C. DAVIS
Responsibilities:
o  Chief Investment Officer of Davis Selected Advisers.
o  President of all the Davis Funds.

Other Experience:
o Served as Davis New York Venture Fund's Portfolio Manager from its inception in 1969 until February 1997.
o Served as Portfolio Manager of a growth and income fund managed by Davis Selected Advisers from May 1993 until February 1997.

CHRISTOPHER C. DAVIS
Responsibilities:
o  Vice President of Davis New York Venture Fund.
o  Co-Portfolio Manager of the Fund with Kenneth Charles Feinberg since May
   1998.
o Also manages or co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:
o Portfolio Manager of Davis New York Venture Fund from February 1997 to April 1998.
o Co-Portfolio Manager of Davis New York Venture Fund with Shelby M.C. Davis from October 1995 to February 1997.
o Assistant portfolio manager and research analyst working with Shelby M.C. Davis from September 1989 to September 1995.

KENNETH CHARLES FEINBERG
Responsibilities:
o  Co-Portfolio Manager of Davis New York Venture Fund since May 1998.
o  Also co-manages other equity funds advised by Davis Selected Advisers.

Other Experience:
o  Research analyst at Davis Selected Advisers since December 1994.
o Assistant Vice President of Investor Relations for Continental Corp. from 1988 to 1994.


[BOXED]
OUR CODE OF ETHICS

We allow the officers and employees of Davis New York Venture Fund, Davis Selected Advisers and its affiliates to buy and sell securities for their own personal accounts. However, in order to do so they must agree to a number of restrictions, listed in our company Code of Ethics.

HOW WE MANAGE THE FUND

This section provides an overview of the types of securities the Fund invests in and details the strategies the Fund uses to minimize the risk of investing in these securities.

WHAT WE INVEST IN AND WHY

Davis New York Venture Fund's investment objective is growth of capital. In keeping with the Davis investment philosophy, our portfolio managers select equity securities that offer the potential for capital growth over the long-term. The Fund invests primarily in equity securities of U.S. companies with market capitalizations of at least $5 billion, but we may also invest in foreign companies and U.S. companies with smaller capitalizations. Generally, there is no restriction on how much of the Fund's assets our portfolio managers can invest in any particular type of security.


                               EQUITY SECURITIES

WHAT THEY ARE. Equity securities represent ownership of a company. Equity securities come in many forms, but the form that this Fund typically holds is common stock.

Most of Davis New York Venture Fund's common stock is issued by U.S. companies with large market capitalizations (that is, the market value of all of their outstanding stock exceeds $5 billion). The Fund may also invest in stock of smaller U.S. companies and in securities of foreign issuers or securities that are principally traded in foreign markets.

HOW WE PICK THEM. The Davis investment philosophy stresses a back-to-basics approach: we use extensive research to buy growing companies at value prices and hold on to them for the long-term. Over the years, Davis Selected Advisers has developed a list of ten characteristics that we believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns. While very few companies have all ten, we search for companies that demonstrate several of the characteristics that are listed in the following chart.

[SET OFF OR BOXED]

                         WHAT WE LOOK FOR IN A COMPANY

1. FIRST-CLASS MANAGEMENT. We believe that great companies are created by great managers. In visiting companies, we look for managers with a record of doing what they say they are going to do.
2. MANAGEMENT OWNERSHIP. Just as we invest heavily in our own funds, we look for companies where individual managers own a significant stake.
3. STRONG RETURNS ON CAPITAL. We want companies that invest their capital wisely and reap superior returns on those investments.
4. LEAN EXPENSE STRUCTURE. Companies that can keep costs low are able to compete better, especially in difficult times. A low cost structure sharply reduces the risk of owning a company's shares.
5. DOMINANT OR GROWING MARKET SHARE IN A GROWING MARKET. A company that is increasing its share of a growing market has the best of both worlds.
6. PROVEN RECORD AS AN ACQUIRER. When an industry or market downturn occurs, it is a good idea to own companies that can take advantage of attractive prices to expand operations through inexpensive acquisitions.
7. STRONG BALANCE SHEET. Strong finances give a company staying power to weather difficult economic cycles.
8. COMPETITIVE PRODUCTS OR SERVICES. We invest in companies with products that are not vulnerable to obsolescence.
9. SUCCESSFUL INTERNATIONAL OPERATIONS. A proven ability to expand internationally reduces the risk of being tied too closely to the U.S. economic cycle.
10. INNOVATION. The savvy use of technology in any business, from a food company to an investment bank, can help reduce costs and increase sales.


WHY WE BUY THEM. Davis New York Venture Fund buys common stock to take an ownership position in companies with growth potential, and then holds that position long enough to realize the benefits of growth.

The Fund may also invest in foreign securities, primarily as a way of providing additional opportunities to invest in quality overlooked growth stocks. Investment in foreign securities can also offer the Fund the potential for economic diversification.

RISKS. Factors that influence the value of a share of common stock are primarily the financial condition and performance of the issuer, and general market and economic conditions.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the issuer.

o COMPANY RISK. The price of an equity security varies with the success and failure of its issuer. As a result, the success of the companies in which the Fund invests largely determines the Fund's performance. Investing in small capitalization companies carries greater risk than investing in stock of larger companies.


Investments in foreign securities involve additional risk. Foreign securities are often denominated in foreign currencies, which means their value will be affected by changes in exchange rates. In many foreign jurisdictions, there is less publicly available information about-and less government regulation of-securities, securities markets and issuers. The Fund may attempt to reduce exposure to market and currency fluctuations by trading in currency futures contracts or options on futures contracts for hedging purposes. When the Fund invests in foreign securities, our operating expenses are likely to be higher than if we invested exclusively in U.S. securities.


                             SHORT-TERM INVESTMENTS

WHAT THEY ARE. Short-term investments are fixed-income securities (such as U.S. government securities, repurchase agreements and commercial paper) that will only be outstanding for one year or less after Davis New York Venture Fund buys them.

[SIDEBAR]
A repurchase agreement is a type of short-term investment that uses securities as collateral. Like a short-term loan, the borrower sells securities to the lender. The borrower agrees to buy back the securities at a certain time--at a higher price that incorporates an "interest payment."


HOW WE PICK THEM. Most of the Fund's short-term investments are high-grade money market instruments and repurchase agreements. The Fund may also hold cash in interest-bearing bank deposits.

WHY WE BUY THEM. The Fund uses short-term investments to earn interest and maintain flexibility while we evaluate long-term opportunities. We also may use short-term investments for "defensive" purposes. In the event our portfolio managers anticipate a substantial drop in the stock market, we may reduce our risk by investing in short-term securities until market conditions improve.

RISKS. Short-term investments do not present a lot of risk: issuers are generally stable, and the time period between the security's purchase and the payoff date is relatively short, offering little chance for conditions to deteriorate. However, these investments will not appreciate in value as common stocks do when the market advances.

HOW WE MANAGE RISK

Risks are inherent in all investments. Investing in a mutual fund, even the most conservative, involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Davis New York Venture Fund has six strategies to minimize the risk assumed when we invest.

[SET OFF OR BOXED]
                     SIX STRATEGIES WE USE TO MINIMIZE RISK

1. WE PURCHASE HIGH-QUALITY GROWTH COMPANIES. Our focus on high-quality growth companies reduces the likelihood that your investment will be tied up in a failing company.

2. WE USE A CONSERVATIVE VALUATION STRATEGY. Once we find companies that meet our business criteria, we determine how much to pay for their shares. We follow a price discipline that tells us how much we can reasonably pay for a stock. While no system can prevent all losses, this conservative approach helps us avoid the calamitous losses that occur in bear markets.

3. WE HAVE A LONG-TERM VISION. We get to know the managers of the companies we invest in and understand their goals. We view temporary setbacks as buying opportunities: when other managers sell stocks in response to bad news, we evaluate the issuer's long-term prospects.

4. WE EMPHASIZE DIVERSIFICATION. We diversify the Fund across both individual companies and industry sectors. This reduces price volatility and minimizes the losses the Fund experiences when a company or industry sector declines in market value.

5. WE DO NOT USE MARKET TIMING. We do not base our decisions to buy and sell securities on whether we believe the stock market will rise or fall (known as market timing). However, we can raise the level of cash in the Fund when stock prices get too high and it becomes difficult to purchase quality undervalued growth companies.

6. WE MAY MAKE TEMPORARY DEFENSIVE INVESTMENTS. From time to time, Davis New York Venture Fund may take temporary defensive positions in response to adverse market, economic or political conditions.

ONCE YOU INVEST IN THE FUND

This section describes what happens to your money once it is invested: how your investment is valued, how you earn money on your investment, and how the government may tax these earnings.

HOW YOUR SHARES ARE VALUED

As an investor in Davis New York Venture Fund, you are entitled to buy and sell shares on any business day. The share price of your investment changes depending on the total value of the Fund's investments.

Each business day, we determine the value of Fund shares by adding up the total value of investments plus other assets (such as cash), subtracting liabilities, and dividing the result by the total number of shares outstanding. This share figure is known as the net asset value (NAV).

Net asset values for all the Davis Funds is determined each day the Funds are open for business. A business day is defined as any day the New York Stock Exchange is open for trading. We calculate net asset value either at the close of the Exchange or at 4 p.m. Eastern Time, whichever comes first.

The net asset values of all Davis Fund shares are published daily in the business section of most major newspapers. If you have access to the Internet, you can also check net asset value on our web site (WWW.DAVISFUNDS.COM).



HOW SECURITIES IN THE PORTFOLIO ARE VALUED

We use current market valuations to value the securities in Davis New York Venture Fund:

o Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange.
o Over-the-counter securities are valued at the average of closing bid and asked prices.
o Debt securities maturing in 60 days or less are usually valued at an amortized (gradually reduced) cost.
o  Longer-term debt securities may be valued by an independent pricing service.
o Securities with unavailable market quotations and other assets are valued at "fair value"--which is determined or directed by the Board of Directors.

HOW WE PAY EARNINGS

There are two ways you can receive payments from Davis New York Venture Fund:

o DIVIDENDS. Distributions to shareholders of net investment income and short-term capital gains on investments.

o CAPITAL GAINS. Profits received by the Fund from the sale of securities held for the long-term, which are then distributed to shareholders.

Davis New York Venture Fund usually pays dividends once a year. Dividends are declared in November or December and capital gains, if any, are distributed in November or December. Unless you choose otherwise, the Fund automatically reinvests your dividends and capital gains in additional Fund shares.

You can request to have your dividends and capital gains paid to you by check, deposited directly into your bank account, paid to a third party, or sent to an address other than your address of record.


QUOTATIONS
The bid price is the highest price a prospective buyer is prepared to pay for a security.
The asked price is the lowest price acceptable to a prospective seller. The average of these two prices is known as a quote or quotation.

OVER THE COUNTER SECURITIES
Over the counter securities are not listed or traded on an organized exchange. They are bought and sold by dealers connected by telephones and computer networks.

NET INVESTMENT INCOME
Net investment income is income received by the Fund from company dividends and interest on securities investments, minus management fees and all other expenses.

You will receive a statement each year detailing the amount of all dividends and capital gains paid to you during the previous year. To ensure that these distributions are reported properly to the U.S. Treasury, you must certify on your Application Form (or on Form W-9) that your Taxpayer Identification Number is correct and you are not subject to backup withholding (which means that you are paying back taxes for failing to report all interest and dividends).

If you fail to report a correct Taxpayer I.D. Number, under-reported dividend or interest income, or are already subject to backup withholding, Davis New York Venture Fund is required by law to withhold a portion of any distributions you may receive--and send it to the U.S. Treasury.


HOW YOUR DIVIDENDS AND CAPITAL GAINS ARE TAXED

o If Davis New York Venture Fund pays dividends, they are taxable to shareholders as ordinary income. Dividends include both net investment income and short-term capital gains.
o If Davis New York Venture Fund pays net capital gains, they generally will be taxed as a long-term capital-gains distribution.

These payments may be taxed at different rates, depending on the length of time the Fund holds its assets. More information is provided in the instructions that come with your tax return.

Investment earnings (dividends and capital gains) are taxable in the year in which they were declared, not paid--whether they are received in cash or reinvested in shares.

Also, keep in mind that when you sell or exchange shares of the Fund, it may result in a taxable gain or loss.

We recommend that you consult with a tax adviser about any dividends and capital gains you may receive from Davis New York Venture Fund.

HOW TO BUY, SELL AND EXCHANGE SHARES

Once you have opened an account with Davis, you can add to--or withdraw from--your initial purchase. This section provides an overview of the types of transactions you can perform as a shareholder of Davis New York Venture Fund. This includes how to initiate these transactions, and the charges that you may incur (if any) when buying, selling and exchanging shares.

YOU CAN OPEN AN ACCOUNT IF:
o You invest at least $5 million for an institution (trust company, bank trust, endowment, pension plan, foundation) acting on behalf of its own account or one or more clients.
o You invest at least $5 million for a government entity (a state, county, city, department, authority or similar government agency).
o You invest with an account established under a "wrap account" or other fee-based program that is sponsored and maintained by a registered broker-dealer approved by our distributor, Davis Distributors.


(chart)
BUYING SHARES

There are several ways you can buy Fund shares:

1. BY WIRE. You may buy shares at any time by wiring federal funds directly to our service provider, State Street. Before wiring an initial investment, the institutional shareholder or wrap program sponsor must call our distributor, Davis Distributors, at 1-800-279-0279 to let them know the fund and share class you will be buying. To ensure that the purchase is credited properly, follow these wire instructions:

     State Street Bank and Trust Company,
     Boston, MA 02210
     Attn.: Mutual Fund Services
     DAVIS NEW YORK VENTURE FUND, INC.
     Shareholder Name,
     Shareholder Account Number,
     Federal Routing Number 011000028,
     DDA Number 9904-606-2

2. BY MAIL. Send the request to our service provider, State Street Bank and Trust. If you have a purchase form provided by State Street, include it with the check. If you do not have a form, include a letter with your check stating the name of the fund and that the investment should be made in Class Y shares. If you know your account number, include it on the check.

         Regular Mail
         -------------
         State Street Bank and Trust Company
         c/o Davis Funds
         P.O. Box 8406
         Boston, MA 02266-8406

         Overnight Mail
         --------------
         State Street Bank and Trust Company
         c/o Davis Funds
         66 Brooks Drive
         Braintree, MA 02184

3. BY DEALER. You may have your dealer order and pay for the shares. In this case, you must pay your dealer directly. Your dealer will then order the shares from our distributor, Davis Distributors. Please note that your dealer may charge a service or commission for buying these shares.


Generally, the Fund does not issue share certificates for purchases. Each time to add to or withdraw from your account, you will receive a statement showing the details of the transaction--along with any other transactions you made during the current year.


WHEN YOUR TRANSACTIONS ARE PROCESSED

The per-share price for purchases or sales made through our distributor, Davis Distributors, will be processed on the same day if the order is received before 4 p.m. Eastern Time. If State Street Bank and Trust requires additional documents to complete the purchase or sale, the transaction price will be determined at the close of business after all required documents are received.

For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must:

o  Receive your order before 4 p.m. Eastern Time.
o  Promptly transmit the order to State Street Bank and Trust.

BUYING MORE SHARES

You can buy more shares at any time, either by telephone, by mail or through a dealer. The minimum purchase amount is $25.

When you purchase shares by mail, send a check payable to the DAVIS FUNDS for the amount of purchase to our service provider, State Street Bank and Trust. If you have the purchase form from your most recent statement, include it with the check. If you do not have a purchase form, include a letter with your check stating the name of the fund and the class of shares you wish to buy. If you know your account number, include it on the check.

When you buy shares through a dealer, you may be charged a service fee or commission for performing the transaction.

SPECIAL NOTE FOR WRAP PROGRAM INVESTORS

Be aware that both Class A and Class Y shares are available by the Fund at net asset value to your sponsor. However, Class A shares are subject to additional expenses, and sponsors of wrap programs who buy Class A shares are generally entitled to commissions. If your sponsor has selected Class A shares, you should discuss these charges and weigh the benefits of any services to be provided by the sponsor against the higher expenses paid by Class A shareholders. For more information on these fees and expenses, you can request the prospectus covering Class A shares by calling Davis Distributors at 1-800-279-0279.

SELLING SHARES

You may sell back all or part of your shares to Davis New York Venture Fund (known as a redemption) at any time, at net asset value. You can sell the shares by telephone, by mail or through a dealer.

For more information on selling shares by telephone, see "Transactions By Telephone" at the end of this section.

When you sell shares by mail, indicate the number of shares or dollar amount you wish to redeem and send the request to our service provider, State Street Bank and Trust. If more than one person owns the shares you wish to sell, all owners must sign a request.

When you sell shares through a dealer, you may be charged a service fee or commission for performing the transaction.

Redemption proceeds are usually paid to you in cash within seven days after State Street Bank and Trust receives your proper sale request. You will not be allowed to sell shares that have been paid for by check until the shares have been in your account for 15 days.


WHAT YOU NEED TO KNOW BEFORE YOU SELL YOUR SHARES

o You will always receive cash for sales that total less than $250,000 or 1% of the Fund's net asset value during any 90-day period. Any sales above the cash limit may be paid in securities and would mean you would have to pay brokerage fees.
o Ordinarily, you only need a medallion signature guarantee on a share certificate, stock power, or redemption request for sales of more than $50,000. However, if you have made any changes to the Application Form since your account was opened, or if your address of record has changed in the last 30 days, you will need a medallion signature for all sales.
o If a certificate was issued for the shares you wish to sell, the certificate must by signed by the owner(s) and sent to State Street Bank and Trust along with the redemption request.
o  A sale may produce a gain or loss. Gains may be subject to tax.


MEDALLION SIGNATURE GUARANTEE
A written confirmation from an eligible guarantor institution, such as a securities broker-dealer or a commercial bank, that the signature(s) on the account is(are) valid. Unfortunately, no other form of signature verification can be accepted.

STOCK POWER
A letter signed by the owner of the shares that gives State Street Bank and Trust permission to transfer ownership of the shares to another person or group.



SPECIAL SALE SITUATIONS

o The Securities and Exchange Commission can suspend payment of sales under certain emergency circumstances if the New York Stock Exchange is closed for reasons other than customary closings and holidays.
o Davis New York Venture Fund may make sales payments in securities if Davis New York Venture Fund's Board of Directors decides that making cash payments would harm the Fund.

EXCHANGING SHARES

You can transfer Class Y shares of Davis New York Venture Fund to Class Y shares in any other Davis Fund. This is known as an exchange. You can exchange shares by telephone (to accounts with identical registrations), by dealer or by mail. The initial exchange must be for at least $5 million for institutions or government entities or minimums set by wrap program sponsors. Class A shareholders who are eligible to buy Class Y shares may also exchange their shares for Class Y shares of the Fund. Exchanges are normally performed on the same day of the request if received by 4 p.m. Eastern Time. However, if your exchange involves a large sale, the transfer may take one to seven days.

For more information on exchanging shares by telephone, see "Transactions By Telephone" at the end of this section.

When you exchange shares by mail, you must send our service provider, State Street Bank and Trust, a written request for the exchange. No medallion signature guarantee is required unless shares are also being sold for cash and would otherwise require a medallion signature guarantee.

When you exchange shares through a dealer, you may be charged a service fee or commission for performing the transaction.

Before you decide to make an exchange, you must obtain the current prospectus of the desired fund. For federal income tax purposes, exchanges between funds are treated as a sale and a purchase. Therefore, there will usually be a recognizable capital gain or loss due to an exchange.

There are limits to the number of exchanges you can make each year. Currently, four exchanges are allowed during a 12-month period. Davis Distributors must approve any exchanges above the limit in writing.

YOU CAN MAKE EXCHANGES AMONG ANY OF THE FOLLOWING DAVIS FUNDS:
EQUITY FUNDS
------------
Davis New York Venture Fund
Davis Growth Opportunity Fund
Davis Financial Fund
Davis International Total Return Fund

GROWTH & INCOME FUNDS
---------------------
Davis Growth & Income Fund
Davis Real Estate Fund
Davis Convertible Securities Fund

BOND FUNDS
----------
Davis Intermediate Investment Grade Bond Fund
Davis Tax-Free High Yield Fund
Davis Government Bond Fund

GOVERNMENT MONEY MARKET FUND
Davis Government Money Market Fund


TRANSACTIONS BY TELEPHONE

A benefit of investing through Davis Funds is that you can use our telephone system to sell or exchange shares. If you do not wish to have this option activated for your account, you must note this on your Application Form.

When you call 1-800-279-0279, you can make a sale or exchange in two ways:
o You can speak directly with a representative during business hours (7 a.m. to 4 p.m. Mountain Time).
o If you have a TouchTone(TM) telephone, you can use the automated telephone system, known as DAVIS DIRECT Access, 24 hours a day, seven days a week.


[SET OFF]
YOU CAN USE DAVIS DIRECTACCESS TO:

o  GET THE PRICE, TOTAL RETURN AND FUND DESCRIPTION FOR ANY DAVIS FUND.
o  CHECK YOUR ACCOUNT BALANCE AND OTHER ACCOUNT INFORMATION.
o  SELL AND EXCHANGE SHARES.
o  GET THE MAILING ADDRESS AND WIRE INSTRUCTIONS FOR ANY DAVIS FUND. REQUEST
o  LITERATURE ABOUT ANY DAVIS FUND.

If you wish to sell shares by phone and receive a check in the mail:
o  The maximum amount that can be issued is $25,000.
o  The check can only be issued to the registered account owner.
o  The check must be sent to the address on file with Davis.
o  Your current address must be on file for 30 days.

When you sell or exchange shares over the telephone, you agree that Davis New York Venture Fund is not liable for following telephone instructions believed to be genuine (that is, directed by the account holder). We use certain procedures to confirm that your instructions are genuine, including a request for personal identification (your account or Social Security number) and a tape recording of the conversation. If these procedures are not used, the Fund may be liable for unauthorized instructions.

Be aware that during unusual market conditions, Davis Funds may not be able to accept all requests by phone.

[INSIDE BACK COVER]

THE DAVIS FUNDS:
OVER 25 YEARS OF RELIABLE INVESTING

OUR STORY. Davis Selected Advisers, investment adviser of the Davis Funds, has a history of investing for the long-term. Since our founding in 1969, we have been dedicated to delivering superior investment performance and service to our clients.

WE ARE LONG-TERM INVESTORS. We analyze high-quality growth companies that have been overlooked, buy their stock at value prices, and hold the shares for the long-term. This strategy was first developed by legendary Wall Street investor Shelby Cullom Davis, a leading financial adviser to governors and presidents.
P. Our investment approach has been refined over the last 25 years by his son, Shelby M.C. Davis, who is now Chief Investment Officer of Davis Selected Advisers. The Davis strategy is still followed today by the third generation of family members: Christopher C. Davis and Andrew A. Davis serve as Portfolio Manager or Co-Portfolio Manager for many Davis Funds.

WE ARE FELLOW SHAREHOLDERS. The Davis family, directors and employees not only manage the company's mutual funds but also invest in them. Together, we have invested over $1 billion of our own money side-by-side with our shareholders.


Please take the time to read this prospectus carefully and, if you decide to invest with us, keep it as a reference guide. If you need more information about the Davis Funds, please call us or visit our Web site.

[DESIGN ISSUE: WILL THE SECTION BELOW BE PERFED?]

                            ADDRESS AND PHONE GUIDE

OUR TELEPHONE NUMBER                                   OUR INTERNET ADDRESS
1-800-279-0279                                         http://www.davisfunds.com

OUR MAILING ADDRESS
Davis Distributors
124 East Marcy Street
Santa Fe, New Mexico 87501


OUR SERVICE PROVIDER'S REGULAR MAILING ADDRESS         OUR SERVICE PROVIDER'S OVERNIGHT MAILING ADDRESS
State Street Bank and Trust Company                    State Street Bank and Trust Company
c/o Davis Funds                                        c/o. Davis Funds
P.O. Box 8406                                          66 Brooks Drive
Boston, MA 02266-8406                                  Braintree, MA 02184


[BACK COVER]

OTHER FUND DOCUMENTS

For more information about Davis New York Venture Fund, request a free copy of the Statement of Additional Information or the Annual and Semi-Annual Reports. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Fund and its management and operations. The ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected fund performance during the last year. The SEMI-ANNUAL REPORT updates information provided in the Annual Report for the next six months.

Davis New York Venture Fund's Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.

WHERE YOU CAN GET THESE DOCUMENTS:

o BY TELEPHONE. Call Davis Funds toll-free at 1-800-279-0279, Monday-Friday, 7 a.m. to 4 p.m. Mountain Time.

o  VIA THE INTERNET.  Visit the SEC web site (WWW.SEC.GOV).

o FROM THE SEC. The SEC's Public Reference Room in Washington, D.C. For more information call 1-800-SEC-0330. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C., 20549-6009.

o  BY MAIL.  Specify the document you are requesting when writing to us.

                       DAVIS NEW YORK VENTURE FUND, INC.
                             124 EAST MARCY STREET
                           SANTA FE, NEW MEXICO 87501
                                 1-800-279-0279



Investment Company Act File No. 811-1701

[COVER PAGE]


DAVIS GROWTH & INCOME FUND

December 1, 1998

Prospectus and Application Form
Class A
Class B
Class C

The Securities and Exchange Commission has not approved or disapproved of the shares of Davis Growth & Income Fund-or any other mutual fund-as an investment. The Securities and Exchange Commission has not determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

(Davis logo)

Over 25 Years of Reliable Investing

[INSIDE FRONT COVER]

RISK SPECTRUM

Davis Selected Advisers manages eleven mutual funds in the Davis family. Each fund has a distinct investment objective and strategy. The following graph shows how these funds compare to each other in terms of risk. Davis Growth & Income Fund is approximately in the middle, with a risk level that we characterize as "medium."

         [INSERT GRAPHIC]

For more information about any of the other Davis Funds, including charges and expenses, ask for a prospectus. Read it carefully before investing or sending money.

TABLE OF CONTENTS

SNAPSHOT OF DAVIS GROWTH & INCOME FUND

OVERVIEW OF THE FUND
         Investment Objective and Strategy
         Principal Risks
         Fund Performance
         Fees and Expenses
         Financial Highlights

WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT

HOW WE MANAGE THE FUND

ONCE YOU INVEST IN THE FUND

HOW TO CHOOSE A SHARE CLASS

HOW TO OPEN AN ACCOUNT

HOW TO BUY, SELL AND EXCHANGE SHARES

THE DAVIS FUNDS: OVER 25 YEARS OF RELIABLE INVESTING

OTHER FUND DOCUMENTS

SNAPSHOT OF DAVIS GROWTH & INCOME FUND

This section provides you with basic information about Davis Growth & Income Fund that can help you decide if the Fund suits your needs.

TYPE OF FUND.  Growth and income.

INVESTMENT OBJECTIVE.  Capital growth and income.

YOU SHOULD CONSIDER INVESTING IN THIS FUND IF
o  You are risk-sensitive, but would like to invest in growing companies.
o You are primarily interested in growth-oriented investments, but want current income.
o  You are looking for a diversified fund to weather varied market cycles.
o  You are investing for the long-term (five years or more).

YOU SHOULD NOT INVEST IN THIS FUND IF
o You are worried about the possibility of sharp price swings and dramatic market declines.
o  You are investing for the short term (less than five years).
o  You are primarily interested in current income with minimal risk.

MINIMUM INITIAL INVESTMENT
$1,000 for a non-retirement plan account, $250 for retirement plans

If, after reading this section, you think that the Fund may suit your investment goals, you should read the rest of this prospectus for more detailed information.

OVERVIEW OF DAVIS GROWTH & INCOME FUND

INVESTMENT OBJECTIVE AND STRATEGY

Davis Growth & Income Fund's investment objectives are capital growth and income. We strive to meet these objectives by using a conservative investment strategy. Ordinarily, most of the Fund's assets are invested in the common stock of growing companies. However, since the stock market can decline and the value of individual stocks can suffer in response to uncontrollable and unpredictable events, we balance Davis Growth & Income Fund's portfolio by buying real estate securities, convertible securities and bonds. These investments may not respond to changes in market and general economic conditions in the same ways that common stocks respond. As a result, they may retain their value better than stocks, particularly during a general decline in the stock market. In addition, real estate securities, convertible securities and bonds may earn more income than common stock.

Our portfolio managers use the Davis investment philosophy to select common stocks of quality overlooked growth companies at value prices and to hold them for the long-term. Our approach centers on the recognition that managing risk is the key to delivering superior long-term investment results. We always consider how much could potentially be lost on an investment before considering how much might be gained.

[SIDEBAR: ]
Please see the inside back cover page of this prospectus to learn about the Davis investment philosophy.

Davis Growth & Income Fund's portfolio managers constantly evaluate market conditions and the Fund's mix of assets to ensure that the Fund owns an appropriate blend of growth-oriented and income-oriented investments.

You can find more detailed information about the types of securities that Davis Growth & Income Fund buys in the section called HOW WE MANAGE THE FUND.

PRINCIPAL RISKS

If you buy shares of Davis Growth & Income Fund, you may lose some or all of the money that you invest. The two most significant risks of the Fund are market risk and company risk.

o MARKET RISK. The price of Davis Growth & Income Fund's shares, and the value of your investment in the Fund, will vary with the value of the assets that we hold. The values of common stocks, real estate securities, convertible securities and bonds fluctuate in response to movements in the stock market and market interest rates.

o COMPANY RISK. The values of individual securities fluctuate in response to market evaluations of the businesses that issue them. These evaluations may change rapidly and unpredictably due to corporate developments (such as disappointing earnings news or delays in new products), which may cause the market price of securities to decline from the Fund's purchase price.

An investment in Davis Growth & Income Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You can find more detailed information about the risks of the Fund's particular investments, as well as the role of credit rating agencies, in the section called HOW WE MANAGE THE FUND.

FUND PERFORMANCE

Davis Growth & Income Fund began selling shares to the public on May 1, 1998. The following charts and tables will help you understand the Fund's financial condition--including the returns that investors have earned and the cost of an investment. These historical results do not necessarily indicate the performance that investors can expect in the future. The value of the Fund's shares may go up or down.

                                  TOTAL RETURN

Total return measures how much the price of an investment in a mutual fund changes, assuming that all dividend income and capital gain distributions are reinvested. For any fund, you should evaluate total return in light of the fund's particular investment objectives and policies, as well as general market conditions during the reported time periods.

Davis Growth & Income Fund's investment performance will vary from year to year. This chart shows the results that we achieved in the Fund's Class A shares since inception.

                           DAVIS GROWTH & INCOME FUND
              TOTAL RETURN FROM MAY 1, 1998 THROUGH JULY 31, 1998

         (1.90%)


The chart does not reflect any sales charges. Total return would have been less if it reflected those charges. The return for the other classes of shares offered by this prospectus will differ from the Class A returns shown in the chart, depending on the expenses of that class.

                          AVERAGE ANNUAL TOTAL RETURN

The tables below show Davis Growth & Income Fund's average annual total returns for the three-month period between May 1, 1998 (inception date) and July 31, 1998. The tables also compare these returns to those earned during the same period for the Standard & Poor's 500 Composite Index, an unmanaged benchmark of the total return performance of large capitalization stocks, and the Lipper Growth & Income Index, which tracks the largest funds that pursue a mix of growth and income as their investment objective. Davis Growth & Income Fund is not completely comparable to the Standard & Poor's 500 Composite Index because, although the Fund invests in large capitalization common stocks, we also buy several other types of securities.

                           DAVIS GROWTH & INCOME FUND
                          AVERAGE ANNUAL TOTAL RETURNS
            (FOR THE PERIOD FROM MAY 1, 1998 THROUGH JULY 31, 1998)
                          WITHOUT MAXIMUM SALES CHARGE


------------------ ----------------- ----------------- ----------------- ----------------- -----------------
                   CLASS A           CLASS B           CLASS C           S&P 500 INDEX*    LIPPER GROWTH &
                   (since            (since            (since                              INCOME INDEX
                   5/1/98)           5/4/98)           5/4/98)
------------------ ----------------- ----------------- ----------------- ----------------- -----------------
May 1, 1998        (1.90%)           (2.10%)           (2.10%)           1.18%             (2.79%)
through July 31,
1998 (life of
fund)
------------------ ----------------- ----------------- ----------------- ----------------- -----------------


                           DAVIS GROWTH & INCOME FUND
                          AVERAGE ANNUAL TOTAL RETURNS
            (FOR THE PERIOD FROM MAY 1, 1998 THROUGH JULY 31, 1998)
                           WITH MAXIMUM SALES CHARGE

------------------ ----------------- ----------------- ----------------- ----------------- -----------------
                   CLASS A           CLASS B           CLASS C           S&P 500 INDEX*    LIPPER GROWTH &
                   (since 5/1/98)    (since 5/4/98)    (since 5/4/98)                      INCOME INDEX
------------------ ----------------- ----------------- ----------------- ----------------- -----------------
May 1, 1998        (6.57%)           (6.02%)           (3.08%)           1.18%             (2.79%)
through July 31,
1998 (life of
fund)
------------------ ----------------- ----------------- ----------------- ----------------- -----------------


*"Standard & Poor's 500," "S&P 500(R)," "S&P(R)," and "500" are registered trademarks of The McGraw-Hill Companies, Inc.

FEES AND EXPENSES

[DESIGN NOTE:  the following explanations to be next to fee chart]

FRONT-END SALES CHARGE. A fee you may pay when you buy shares of a mutual fund. As an investor in the Fund, you pay this sales charge when you buy Class A shares, as a percentage of the offering price.

DEFERRED SALES CHARGE. A fee you may pay when you sell shares of a mutual fund. As an investor in the Fund, you may pay a deferred sales charge as a percentage of the net asset value of the shares you sell or the total cost of the shares, whichever is lower. Fund investors pay a deferred sales charge in the following cases:

o As a Class A shareholder, only if you buy shares valued at $1 million or more without a sales charge and sell shares within one year of purchase.
o  As a Class B shareholder, if you sell shares within six years of purchase.
o  As a Class C shareholder, if you sell shares within one year of purchase.

To keep deferred sales charges as low as possible, we will first sell shares in your account that are not subject to deferred sales charges (if any). We do not impose a deferred sales charge on shares acquired through dividend reinvestments or capital gains distributions.

EXCHANGE FEE. The fees some mutual funds charge to sell shares in one fund and to buy another fund. This Fund, like all other Davis Funds, does not charge an exchange fee.

          FEES YOU MAY PAY AS A DAVIS GROWTH & INCOME FUND SHAREHOLDER
                      (PAID DIRECTLY FROM YOUR INVESTMENT)


-------------------------------------------------------------- ---------------- ----------------- ----------------
                                                               CLASS A          CLASS B           CLASS C
-------------------------------------------------------------- ---------------- ----------------- ----------------
Maximum sales charge you pay when you buy shares               4.75%            None              None
-------------------------------------------------------------- ---------------- ----------------- ----------------
Maximum deferred sales charge you pay when you sell shares     0.75%            4.00%             1.00%
-------------------------------------------------------------- ---------------- ----------------- ----------------
Maximum sales charge you pay on reinvested dividends           None             None              None
-------------------------------------------------------------- ---------------- ----------------- ----------------
Exchange Fee                                                   None             None              None
-------------------------------------------------------------- ---------------- ----------------- ----------------


[DESIGN NOTE: the following explanations to be next to table of operating expenses]

MANAGEMENT FEES. Costs to manage a mutual fund's portfolio and to administer its business affairs. This fee is a percentage of the Fund's net asset value.

DISTRIBUTION FEES. Fees the Fund pays to sell and distribute shares and to provide services to shareholders (also known as a 12b-1 fee). These fees are paid out of the Fund's assets on an ongoing basis. See "About the Distributor" in the section WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT.

OTHER EXPENSES. The most significant fees in this category are those to attorneys, accountants, directors, and the custodian and transfer agent (State Street Bank and Trust Company).

TOTAL ANNUAL OPERATING EXPENSES. The percentage of the Fund's average net assets that are used each year to pay expenses (also known as the expense ratio).


                         ANNUAL FUND OPERATING EXPENSES
                      FOR FISCAL YEAR ENDED JULY 31, 1998
              (DEDUCTED FROM DAVIS GROWTH & INCOME FUND'S ASSETS)


-------------------------------------------------------------- ---------------- ----------------- ----------------
                                                               CLASS A          CLASS B           CLASS C
-------------------------------------------------------------- ---------------- ----------------- ----------------
Management Fees                                                0.75%            0.75%             0.75%
-------------------------------------------------------------- ---------------- ----------------- ----------------
Distribution (12b-1) Fees                                      0.25%            1.00%             1.00%
-------------------------------------------------------------- ---------------- ----------------- ----------------
Other Expenses                                                 0.44%            0.57%             0.57%
                                                               -----            -----             -----
-------------------------------------------------------------- ---------------- ----------------- ----------------
Total Annual Operating Expenses                                1.44%            2.32%             2.32%
-------------------------------------------------------------- ---------------- ----------------- ----------------


IF I INVEST IN THIS FUND, WHAT WILL IT COST ME?

Here is an example of what your costs might be if you invest in Davis Growth & Income Fund. It is designed to help you compare investing costs with other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

            COST OF INVESTING $10,000 IN DAVIS GROWTH & INCOME FUND

The top chart assumes that you sell your shares at various times, and the bottom chart assumes that you continue to hold your shares, avoiding a possible deferred sales charge. Although your actual costs may be higher or lower, your costs-based on these assumptions-would be:


------------------------------ -------------------------- -------------------------- --------------------------
IF YOU SELL YOUR SHARES IN...           CLASS A                    CLASS B                    CLASS C
------------------------------ -------------------------- -------------------------- --------------------------
1 Year                                    $61                        $64                        $34
------------------------------ -------------------------- -------------------------- --------------------------
3 Years                                   $91                       $102                        $72
------------------------------ -------------------------- -------------------------- --------------------------
5 Years                                  $122                       $144                       $124
------------------------------ -------------------------- -------------------------- --------------------------
10 Years                                 $212                       $233                       $266
------------------------------ -------------------------- -------------------------- --------------------------


------------------------------ -------------------------- -------------------------- --------------------------
IF YOU STILL HOLD YOUR                  CLASS A                    CLASS B                    CLASS C
SHARES AFTER...
------------------------------ -------------------------- -------------------------- --------------------------
1 Year                                    $61                        $24                        $24
------------------------------ -------------------------- -------------------------- --------------------------
3 Years                                   $91                        $72                        $72
------------------------------ -------------------------- -------------------------- --------------------------
5 Years                                  $122                       $124                       $124
------------------------------ -------------------------- -------------------------- --------------------------
10 Years                                 $212                       $233                       $266
------------------------------ -------------------------- -------------------------- --------------------------



FINANCIAL HIGHLIGHTS

This table is designed to show you the financial performance of Davis Growth & Income Fund for the period from May 1, 1998 (when the Fund began selling shares to the public) through July 31, 1998. Some of the information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the Fund. It assumes that all dividends and capital gains have been reinvested.

KPMG Peat Marwick LLP has audited this information. KPMG Peat Marwick's report, along with the Fund's financial statements, is included in the annual report, which is available by request.

                           DAVIS GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS
                                 CLASS A, B, C

Financial Highlights for a share of capital stock outstanding throughout each period.


------------------------------------------------- -------------------- -------------------- ---------------------
                                                        CLASS A              CLASS B              CLASS C
------------------------------------------------- -------------------- -------------------- ---------------------
                                                      MAY 1, 1998          MAY 4, 1998          MAY 4, 1998
                                                     (COMMENCEMENT          (INCEPTION           (INCEPTION
                                                    OF OPERATIONS)          OF CLASS)            OF CLASS)
                                                        THROUGH              THROUGH              THROUGH
------------------------------------------------- -------------------- -------------------- ---------------------
                                                     JULY 31, 1998        JULY 31, 1998        JULY 31, 1998
                                                     -------------        -------------        -------------
------------------------------------------------- -------------------- -------------------- ---------------------
Net Asset Value, Beginning of Period                           $10.00               $10.00                $10.00
                                                               ------               ------                ------

------------------------------------------------- -------------------- -------------------- ---------------------
Income From Investment Operations
------------------------------------------------- -------------------- -------------------- ---------------------
   Net Investment Income                                         0.03                 0.01                  0.01
------------------------------------------------- -------------------- -------------------- ---------------------
   Net Realized and Unrealized Gains                            (.22)                (.22)                 (.22)
                                                                -----                -----                 -----
------------------------------------------------- -------------------- -------------------- ---------------------
        Total from Investment Operations                       (0.19)               (0.21)                (0.21)

------------------------------------------------- -------------------- -------------------- ---------------------
Net Asset Value, End of Period                                  $9.81                $9.79                 $9.79
                                                                -----                -----                 -----

------------------------------------------------- -------------------- -------------------- ---------------------
Total Return (1)                                              (1.90)%              (2.10)%               (2.10)%
-------------

------------------------------------------------- -------------------- -------------------- ---------------------
Ratios/Supplemental Data
------------------------------------------------- -------------------- -------------------- ---------------------
   Net Assets, End of Period (000,000 omitted)                $49,715              $19,571                $5,512
------------------------------------------------- -------------------- -------------------- ---------------------
   Ratio of Expenses to Average Net Assets                     1.44%*               2.32%*                2.32%*
------------------------------------------------- -------------------- -------------------- ---------------------
   Ratio of Net Investment Income to Average                   1.87%*               0.99%*                0.99%*
      Net Assets
------------------------------------------------- -------------------- -------------------- ---------------------
   Portfolio Turnover Rate(2)                                      0%                   0%                    0%
------------------------------------------------- -------------------- -------------------- ---------------------


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*  Annualized.

WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT

A number of entities provide services to Davis Growth & Income Fund. This section shows how the Fund is organized, the entities that perform these services, and how these entities are compensated. Additional information on the organization of the Fund is provided in the Fund's Statement of Additional Information. For information on how to receive this document, see the back cover of this prospectus.


INVESTMENT ADVISER

DAVIS SELECTED ADVISERS, LP
Referred to throughout this prospectus as "Davis Selected Advisers"
124 East Marcy Street
Santa Fe, NM 87501
o  Provides investment advice for Davis Growth & Income Fund's portfolio.
o  Manages Davis Growth & Income Fund's business affairs.
o  Provides day-to-day administrative services.
o Serves as investment adviser for all of the Davis Funds, other mutual funds, and other institutional clients.
o Annual Adviser Fee for the period May 1, 1998 through July 31, 1998 (based on average net assets): 0.75%


INVESTMENT SUB-ADVISER

DAVIS SELECTED ADVISERS-NY, INC.
Referred to throughout this prospectus as "Davis Selected Advisers-NY"
609 Fifth Avenue
New York, NY 10017
o Performs investment management and research services for Davis Growth & Income Fund and other institutional clients.
o  Wholly owned subsidiary of Davis Selected Advisers.
o  Annual Fee: Davis Selected Advisers pays the fee, not the Fund.

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
Also referred to as "State Street Bank and Trust"
P.O. Box 8406
Boston, MA 02266-8406
o  Prices the Fund daily.
o  Holds share certificates and other assets of the Fund.
o  Maintains records of shareholders. Issues and cancels share certificates.
o  Supervises the payment of dividends.


BOARD OF DIRECTORS

The Fund's Board of Directors has general supervisory responsibilities of the Fund and supervises the investment adviser's duties.


DISTRIBUTOR

DAVIS DISTRIBUTORS, LLC
Referred to throughout this prospectus as "Davis Distributors"
124 East Marcy Street
Santa Fe, NM 87501
o Oversees purchases of shares and promotional activities for Davis Growth & Income Fund.
o  Wholly owned subsidiary of Davis Selected Advisers.
o Serves as distributor for all of the Davis Funds and other mutual funds managed by Davis Selected Advisers.


[SET OFF]
ABOUT THE DISTRIBUTOR

Many mutual funds, including Davis Growth & Income Fund, have adopted plans under Rule 12b-1 of the Investment Company Act of 1940 - the key law that regulates mutual funds-which allows the fund to charge a fee to cover promotional costs. Under this rule, the Fund is allowed to reimburse Davis Distributors for its expenses for all three classes of shares. This fee includes costs for sales and marketing activities.

Distribution fees for Class A shares are limited to an annual rate of 0.25% of the average daily net asset value of the Fund's Class A shares. Distribution fees for Class B and Class

C shares-primarily to compensate dealers for selling the shares-are limited to an annual rate of 1% of the average daily net asset value of Class B and C shares.

Davis Distributors also uses part of the fee for all three share classes to compensate brokers for providing account services to shareholders, including maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

Distribution fees may also be used to reimburse Davis Distributors for specific expenses incurred to market the Fund if these expenses exceed the portion of the sales load that Davis Distributors retains.

Long-term shareholders of mutual funds that pay distribution fees may pay more than the maximum front-end sales charge allowed by the National Association of Securities Dealers.

WHO THE PORTFOLIO MANAGERS ARE

SHELBY M.C. DAVIS
Responsibilities:
o  Chief Investment Officer of Davis Selected Advisers
o  President of all the Davis Funds.

Other Experience:
o Served as Davis New York Venture Fund's Portfolio Manager from its inception in 1969 until February 1997.
o Served as Portfolio Manager of a growth and income fund managed by Davis Selected Advisers from May 1993 until February 1997.

CHRISTOPHER C. DAVIS
Responsibilities:
o  Vice President and Co-Portfolio Manager of the Fund since its inception.
o Also manages or co-manages other equity funds advised by Davis Selected Advisers.
o Portfolio Manager or Co-Portfolio Manager of Davis New York Venture Fund from October 1995 to the present.

Other Experience:
o Assistant portfolio manager and research analyst working with Shelby M.C. Davis from September 1989 to September 1995.

ANDREW A. DAVIS
Responsibilities:
o  Vice President and Co-Portfolio Manager of the Fund since its inception.
o Portfolio Manager or Co-Portfolio Manager of Davis Convertible Securities Fund and Davis Real Estate Fund since inception of each in 1994.

Other Experience:
o Vice President and head of convertible securities research at PaineWebber, Incorporated for six years.


[BOXED]
OUR CODE OF ETHICS

We allow the officers and employees of Davis Growth & Income Fund, Davis Selected Advisers and its affiliates to buy and sell securities for their own personal accounts. However, in order to do so, they must agree to a number of restrictions, listed in our company Code of Ethics.

HOW WE MANAGE THE FUND

This section provides an overview of the types of securities the Fund invests in and details the strategies the Fund uses to minimize the risk of investing in these securities.

WHAT WE INVEST IN AND WHY

Davis Growth & Income Fund's investment objectives are capital growth and income. In keeping with the Fund's conservative approach to investing, our portfolio managers balance the Fund's holdings of common stocks with real estate securities, convertible securities and bonds.

Real estate securities, convertible securities and bonds may be less susceptible to changes in the stock market than common stocks are. As a result, these securities may retain their value better than stocks, particularly during a general decline in the stock market. An additional benefit of the Fund's asset mix is that the Fund's common stocks offer the potential for capital growth over the long-term, while the real estate securities, convertible securities and bonds generate current income.

During normal market conditions, approximately 60% of Davis Growth & Income Fund's assets are equity securities. Most of the remaining 40% of the Fund's holdings generally are real estate securities, convertible securities, bonds and cash equivalents. The Fund may vary these percentages as market conditions dictate.

[BOXED]
In this section, we tell you about the Fund's five different types of investments. For each type of security, we:

o  explain what it is (next to the heading WHAT THEY ARE)
o  explain how we select particular investments (next to the heading HOW WE PICK
   THEM)
o explain how the security contributes to the Fund's investment objectives (next to the heading WHY WE BUY THEM)
o  describe the risks (next to the heading RISKS)


Generally, there is no restriction on how much of the Fund's assets our portfolio managers can invest in any particular type of security. However, some of the securities that the Fund buys are considered "high yield, high risk" investments because they do not have favorable credit ratings. The Fund cannot devote more than 35% of its assets to such investments.

                               EQUITY SECURITIES

WHAT THEY ARE. Equity securities represent ownership of a company. Equity securities come in many forms, but the form that this Fund typically holds is common stock.

Most of Davis Growth & Income Fund's common stock is issued by U.S. companies with large market capitalizations (that is, the market value of all of their outstanding stock exceeds $5 billion). The Fund may also invest in stock of smaller U.S. companies and in securities of foreign issuers or securities that are principally traded in foreign markets.

HOW WE PICK THEM. The Davis investment philosophy stresses a back-to-basics approach: we use extensive research to buy growing companies at value prices and hold on to them for the long-term. Over the years, Davis Selected Advisers has developed a list of ten characteristics that we believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns. While very few companies have all ten, we search for companies that demonstrate several of the characteristics that are listed in the following chart.

[SET OFF OR BOXED]

                         WHAT WE LOOK FOR IN A COMPANY

1. FIRST-CLASS MANAGEMENT. We believe that great companies are created by great managers. In visiting companies, we look for managers with a record of doing what they say they are going to do.
2. MANAGEMENT OWNERSHIP. Just as we invest heavily in our own funds, we look for companies where individual managers own a significant stake.
3. STRONG RETURNS ON CAPITAL. We want companies that invest their capital wisely and reap superior returns on those investments.
4. LEAN EXPENSE STRUCTURE. Companies that can keep costs low are able to compete better, especially in difficult times. A low cost structure sharply reduces the risk of owning a company's shares.
5. DOMINANT OR GROWING MARKET SHARE IN A GROWING MARKET. A company that is increasing its share of a growing market has the best of both worlds.
6. PROVEN RECORD AS AN ACQUIRER. When an industry or market downturn occurs, it is a good idea to own companies that can take advantage of low prices to expand operations through inexpensive acquisitions.
7. STRONG BALANCE SHEET. Strong finances give a company staying power to weather difficult economic cycles.
8. COMPETITIVE PRODUCTS OR SERVICES. We invest in companies with products that are not vulnerable to obsolescence.
9. SUCCESSFUL INTERNATIONAL OPERATIONS. A proven ability to expand internationally reduces the risk of being tied too closely to the U.S. economic cycle.
10. INNOVATION. The savvy use of technology in any business, from a food company to an investment bank, can help reduce costs and increase sales.

WHY WE BUY THEM. Davis Growth & Income Fund buys common stock to take an ownership position in companies with growth potential, and then holds that position long enough to realize the benefits of growth.

The Fund may also invest in foreign securities, primarily as a way of providing additional opportunities to invest in quality overlooked growth stocks. Investment in foreign securities can also offer the Fund the potential for economic diversification.

RISKS. Factors that influence the value of a share of common stock are primarily general market and economic conditions, and the financial condition and performance of the issuer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the issuer.

o COMPANY RISK. The price of an equity security varies with the success and failure of its issuer. As a result, the success of the companies invested in by the Fund largely determines the Fund's performance. Investing in small capitalization companies carries greater risk than investing in the stock of larger companies.

Investments in foreign securities involve additional risk. Foreign securities are often denominated in foreign currencies, which means their value will be affected by changes in exchange rates. In many foreign jurisdictions, there is less publicly available information about-and less government regulation of-securities, securities markets and issuers. The Fund may attempt to reduce exposure to market and currency fluctuations by trading in currency futures contracts or options on futures contracts for hedging purposes. When the Fund invests in foreign securities, our operating expenses are likely to be higher than if we invested exclusively in U.S. securities.

                             REAL ESTATE SECURITIES

WHAT THEY ARE. Real estate securities are issued by companies that are "principally engaged" in the real estate industry. A company is "principally engaged" in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing, or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (known as "REITs"), brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies.

Most of the Fund's real estate securities are, and likely will continue to be, interests in REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers. The Fund does not invest directly in real estate.

HOW WE PICK THEM. Davis Growth & Income Fund focuses on REITs and other companies with first-class management teams who view real estate as a means of producing steady increases in income and strong returns on capital. We concentrate heavily on valuation, looking for companies that sell at less than the present value of their expected cash flow over the next few years.

WHY WE BUY THEM. Real estate securities contribute to both pieces of the Fund's investment goals because they offer both growth potential and current income. These securities also contribute to the Fund's diversification strategy. The values of real estate securities typically do not fluctuate at the same time or for the same reasons as values of traditional equity securities, so real estate investments may offer a cushion when the stock market is in a slump. Similarly, the price (and market value) of a real estate security that promises regular payments may be more stable than the price of a common stock that pays little or no dividends.

RISKS. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including:

o declines in property values - because of changes in the economy or the surrounding area or because a particular region has become less appealing to tenants
o increases in property taxes, operating expenses, interest rates, or competition
o  overbuilding
o  changes in zoning laws losses from casualty or condemnation

In addition, since many real estate securities are common stocks, they present the risks that we discuss under the heading Equity Securities - Risks.

Many real estate debt securities are assigned ratings by agencies that evaluate the quality of publicly offered debt. Davis Growth & Income Fund may buy some real estate securities that have low ratings. These securities are considered "high yield, high risk" debt, and present more risk than so-called "investment grade" securities. For information about high yield, high risk debt, please see "Additional Information about High Yield, High Risk Debt Securities."

                             CONVERTIBLE SECURITIES

WHAT THEY ARE. Convertible securities are securities that can be converted into or exchanged for other securities. The most common types of convertible securities are bonds and preferred stock that the holder can exchange for common stock of the same issuer.

HOW WE PICK THEM. First, the Fund's portfolio managers identify attractive issuers using the ten desired characteristics that we discuss under the heading Equity Securities - How We Pick Them. Then we identify securities issued by those companies that have the potential to deliver 80% of the amount that the issuer's common stock appreciates when market conditions are favorable, but will not drop in value by more than 50% of the amount that the issuer's common stock declines when market conditions are bad.

WHY WE BUY THEM. Convertible securities contribute to both pieces of the Fund's investment goals because they offer both current income and growth potential. These securities also contribute to the Fund's strategy of holding assets other than common stocks.

For current income, Davis Growth & Income Fund buys convertible debt instruments like bonds, notes and debentures that entitle the Fund to receive regular interest payments. Similarly, we buy preferred stock that entitles the Fund to receive regular dividend payments. These interest and dividend payments generally exceed the dividend payments that the issuers of our convertible securities make to holders of their common stock.

Convertible securities have growth potential because if the underlying common stock begins to increase in value, the holder of the convertible security can exchange it for common stock and enjoy the benefits of that growth.

RISKS. Convertible securities have characteristics of both equity and debt, so they present the risks of common stock ownership (discussed in the section called Equity Securities - Risks) as well as the risks that traditional lenders face. The debt component of a convertible security poses three types of risk:

o INTEREST RATE SENSITIVITY. If a security pays a fixed interest rate, and market rates increase, the value of the fixed-rate security should decline.
o CHANGES IN DEBT RATING. If a rating agency gives a debt security a low rating, the value of the security will decline because investors will demand a higher rate of return. Davis Growth & Income Fund may buy some convertible securities that are rated lower than "investment grade."
o CREDIT RISK. Like any borrower, the issuer of a debt security may be unable to make its payments. Securities issued by financially troubled companies are considered "high yield, high risk debt," and present more risk than securities with higher ratings. For information about high yield, high risk debt, please see "Additional Information about High Yield, High Risk Debt Securities."

                        BONDS AND OTHER DEBT SECURITIES

WHAT THEY ARE. Issuers such as corporations and federal, state and local governments sell bonds and other debt securities to borrow money. Some debt securities (often referred to as "coupon bonds") give the holder current income. Like the borrower on an ordinary loan, the issuer of a coupon bond makes periodic interest payments to the holders (i.e., the lenders), and agrees to repay the principal amount borrowed (the price of the bond) when the security matures. Other debt securities (referred to as "zero coupon bonds") do not require periodic interest payments, but have the equivalent of a balloon interest payment when the security matures. In other words, when a zero coupon bond matures, the issuer pays the holder more money than the issuer borrowed.

HOW WE PICK THEM. Davis Growth & Income Fund searches for debt securities that are issued by government agencies or by corporations offering maximum yield relative to credit quality.

WHY WE BUY THEM. The Fund buys debt securities primarily for current income from regular interest payments. An additional advantage of these securities is that they diversify the Fund's portfolio, providing some cushion against a fall in the value of our common stock holdings.

RISKS. The prices (and market value) of debt securities fluctuate primarily in response to two factors:

o INTEREST RATE SENSITIVITY. In general, bond prices decline when interest rates rise, and rise when interest rates fall. If a bond pays a fixed interest rate, and market rates increase, the value of the bond should decline. When interest rates are falling, the value of the bond should increase.
o CREDIT QUALITY. Some issuers of debt are considered a better credit risk than others. For example, a security issued by the U.S. Government is virtually certain to be paid in full and on time. These securities typically offer lower interest rates to reflect their relative safety. In contrast, bonds issued by corporate issuers usually involve increased risk as to the payment of principal and interest.

The Fund may buy "pure debt" securities that have low ratings. By "pure debt" we mean securities that are exclusively evidence of a loan; they are not also real estate securities or convertible securities. Securities with low ratings are considered "high yield, high risk debt," and present more risk than so-called "investment grade" securities. For information about high yield, high risk debt, please see--Additional Information about High Yield, High Risk Debt Securities.

       ADDITIONAL INFORMATION ABOUT HIGH YIELD, HIGH RISK DEBT SECURITIES

WHAT THEY ARE. There are several agencies that evaluate and rate debt securities. Two of the most prominent are Standard & Poor's and Moody's Investors Service.

When they evaluate the quality of a debt instrument, rating agencies look at factors like the issuer's current financial condition and business prospects, the value of any collateral that secures the debt and the issuer's history of paying other debt. Each agency has its own system for "grading" debt. Standard & Poor's has eleven ratings, ranging from D for securities that are in default to AAA for securities that are almost certain to be repaid. Moody's Investors Service has nine ratings, with C being the lowest and Aaa being the highest.

A security is called "investment grade" if a respected agency assigns it a favorable credit rating. In contrast, a debt security is considered "high yield, high risk" if it is rated BB or lower by Standard and Poor's or Ba or lower by Moody's Investor Services. Securities with these low ratings are also referred to as "junk bonds." Many institutional investors, such as pension plans and municipal governments, are only permitted to buy investment grade debt.

HOW WE PICK THEM. Davis Growth & Income Fund does not specifically seek out high yield, high-risk debt. However, some of the real estate securities, convertible securities and bonds that we identify as good investments may happen to fall into that category.

WHY WE BUY THEM. Some of the real estate securities, convertible securities and bonds that we identify as good investments may happen to be high yield, high risk debt.

RISKS. There are four principal risks of owning high yield, high-risk debt securities:

o OVERBURDENED ISSUERS. Many issuers only resort to offering junk bonds when they cannot get financing from more traditional sources, like banks. These issuers are unlikely to have a cushion from which to make their payments when their earnings are poor or when the economy in general is in decline. The Fund will not purchase junk bonds that are in default at the time of purchase, but there is no guarantee that issuers will always be able to make their payments.
o PRIORITY. Issuers of high yield, high-risk securities are likely to have a substantial amount of other debt. Most, if not all, of this other debt will be "senior" to the junk bonds; an issuer must be current on its senior obligations before it can pay bondholders. In addition, some of the other debt may be secured by the issuer's primary operating assets. If the issuer defaults on those obligations, the lenders may seize their collateral - possibly forcing the issuer out of business and into bankruptcy.
o DIFFICULT TO RESELL. Many investors simply do not want junk bonds, and others are prohibited from buying them.

o VOLATILE PRICES. Prices of high yield, high-risk debt securities are more volatile than prices of higher rated securities. In periods of economic difficulty or rising interest rates, prices of junk bonds decline more than prices of investment grade securities.

                             SHORT-TERM INVESTMENTS

WHAT THEY ARE. Short-term investments are fixed-income securities (such as U.S. government securities, repurchase agreements and commercial paper) that will only be outstanding for one year or less after Davis Growth & Income Fund buys them.

[SIDEBAR]
A repurchase agreement is a type of short-term investment that uses securities as collateral. Like a short-term loan, the borrower sells securities to the lender. The borrower agrees to buy back the securities at a certain time - at a higher price that incorporates an "interest payment."

HOW WE PICK THEM. Most of the Fund's short-term investments are high-grade money market instruments and repurchase agreements. The Fund also may hold cash in interest-bearing bank deposits.

WHY WE BUY THEM. The Fund uses short-term investments to earn interest and maintain flexibility while we evaluate long-term opportunities. We also may use short-term investments for "defensive" purposes; in the event our portfolio managers anticipate a decline in the stock market, we may reduce our risk by investing in short-term securities until market conditions improve.

RISKS. Short-term investments do not present a lot of risk: issuers are generally stable, and the time period between the security's purchase and the payoff date is relatively short, offering little chance for conditions to deteriorate. However, these investments will not appreciate in value as common stocks do when the market advances.

HOW WE MANAGE RISK

Risks are inherent in all investments. Investing in a mutual fund, even the most conservative, involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Davis Growth & Income Fund has six strategies to minimize the risk assumed when we invest.

[SET OFF OR BOXED]
                     SIX STRATEGIES WE USE TO MINIMIZE RISK

1. WE PURCHASE HIGH-QUALITY GROWTH COMPANIES. Our focus on high-quality growth companies reduces the likelihood that your investment will be tied up in a failing company.

2. WE USE A CONSERVATIVE VALUATION STRATEGY. Once we find companies that meet our business criteria, we determine how much to pay for their shares. We follow a price discipline that tells us how much we can reasonably pay for a stock. While no system can prevent all losses, this conservative approach helps us avoid the calamitous losses that occur in bear markets.

3. WE HAVE LONG-TERM VISION. We get to know the managers of the companies we invest in and understand their goals. We view temporary setbacks as buying opportunities: when other managers sell stocks in response to bad news, we evaluate the issuer's long-term prospects.

4. WE EMPHASIZE DIVERSIFICATION. We diversify the Fund across both individual companies and industry sectors. This reduces price volatility and minimizes the losses the Fund experiences when a company or industry sector declines in market value.

5. WE DO NOT USE MARKET TIMING. We do not base our decisions to buy and sell securities on whether we believe the stock market will rise or fall (known as market timing). However, we can raise the level of cash in the Fund when stock prices get too high and it becomes difficult to purchase quality undervalued growth companies.

6. WE MAY MAKE TEMPORARY DEFENSIVE INVESTMENTS. From time to time, Davis Growth & Income Fund may take temporary defensive positions in response to adverse market, economic or political conditions.

ONCE YOU INVEST IN THE FUND

This section describes what happens to your money once it is invested: how your investment is valued, how you earn money on your investment and how the government may tax these earnings.

HOW YOUR SHARES ARE VALUED

As an investor in Davis Growth & Income Fund, you are entitled to buy and sell shares on any business day. The share price of your investment changes depending on the total value of the Fund's investments.

Each business day, we determine the value of Fund shares by adding up the total value of investments plus other assets (such as cash), subtracting liabilities, and dividing the result by the total number of shares outstanding. This share figure is known as the net asset value (NAV).

Net asset values for all the Davis Funds is determined each day the Funds are open for business. A business day is defined as any day the New York Stock Exchange is open for trading. We calculate net asset value either at the close of the Exchange or at 4 p.m. Eastern Time, whichever comes first.

The net asset values of all Davis Fund shares are published daily in the business section of most major newspapers. If you have access to the Internet, you can also check net asset value on our web site (WWW.DAVISFUNDS.COM).


HOW SECURITIES IN THE PORTFOLIO ARE VALUED

We use current market valuations to value the securities in Davis Growth & Income Fund:

o Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange.
o Over-the-counter securities are valued at the average of closing bid and asked prices. Debt securities maturing in 60 days or less are usually valued at an amortized (gradually reduced) cost.
o  Longer-term debt securities may be valued by an independent pricing service.
o Securities with unavailable market quotations and other assets are valued at "fair value"-which is determined or directed by the Board of Directors.

HOW WE PAY EARNINGS

There are two ways you can receive payments from Davis Growth & Income Fund:

o DIVIDENDS. Distributions to shareholders of net investment income and short-term capital gains on investments.

o CAPITAL GAINS. Profits received by the Fund from the sale of securities held for the long-term, which are then distributed to shareholders.

Davis Growth & Income Fund usually pays quarterly dividends and generally distributes capital gains, if any, in November or December. Unless you choose otherwise, Davis Growth & Income Fund automatically reinvests your dividends and capital gains in additional Fund shares.

You can request to have your dividends and capital gains paid to you by check, deposited directly into your bank account, paid to a third party, or sent to an address other than your address of record.

We also offer a Dividend Diversification Program, which allows you to have your dividends and capital gains reinvested in shares of another Davis Fund.

SIDEBAR
QUOTATIONS
The bid price is the highest price a prospective buyer is prepared to pay for a security. The asked price is the lowest price acceptable to a prospective seller. The average of these two prices is known as a quote or quotation.

OVER THE COUNTER SECURITIES
Over the counter securities are not listed or traded on an organized exchange. They are bought and sold by dealers connected by telephones and computer networks.

NET INVESTMENT INCOME
Income received by the Fund from company dividends and interest on securities investments, minus management fees and all other expenses.


You will receive a statement each year detailing the amount of all dividends and capital gains paid to you during the previous year. To ensure that these distributions are reported properly to the U.S. Treasury, you must certify on your Application Form (or on Form W-9) that your Taxpayer Identification Number is correct and you are not subject to backup withholding (which means that you are paying back taxes for failing to report all interest and dividends).

If you fail to report a correct Taxpayer I.D. Number, under-reported dividend or interest income, or are already subject to backup withholding, Davis Growth & Income Fund is required by law to withhold a portion of any distributions you may receive-and send it to the U.S. Treasury.

(SET OFF)
HOW TO PUT YOUR DIVIDENDS AND CAPITAL GAINS TO WORK

You can have all dividends and capital gains automatically invested in the same share class of this or other Davis Funds. To be eligible for this DIVIDEND DIVERSIFICATION PROGRAM, all accounts involved must be registered under the same name and have a minimum initial value of $250. All future investments must total $25 or more. Shares are purchased at the chosen fund's net asset value on the dividend payment date. You can make changes to your selection or withdraw from the program with 60 days notice. To participate in this program, fill out the cross-reinvest information in the appropriate section of the Application Form.


HOW YOUR DIVIDENDS AND CAPITAL GAINS ARE TAXED

o If Davis Growth & Income Fund pays dividends, they are taxable to shareholders as ordinary income. Dividends include both net investment income and short-term capital gains.
o If Davis Growth & Income Fund pays net capital gains, they generally will be taxed as a long-term capital-gains distribution.

These payments may be taxed at different rates, depending on the length of time the Fund holds its assets. More information is provided in the instructions that come with your tax return.

Investment earnings (dividends and capital gains) are taxable in the year in which they were declared, not paid-whether they are received in cash or reinvested in shares.

Also, keep in mind that when you sell or exchange shares of the Fund, it may result in a taxable gain or loss.

We recommend that you consult with a tax adviser about any dividends and capital gains you may receive from Davis Growth & Income Fund.

HOW TO CHOOSE A SHARE CLASS

Before you can buy any shares in Davis Growth & Income Fund, you need to decide which class of shares best suits your needs. The Fund offers three classes of shares: A, B and C. Each class is subject to different expenses and sales charges.

You may choose to buy one class of shares rather than another, depending on the amount of the purchase and the expected length of time of investment.

SPECIAL NOTE: Institutions buying $5 million or more may be eligible to buy Class Y shares of Davis Growth & Income Fund, offered through a separate prospectus. With Class Y shares, you pay no sales charges or distribution fees. To find out more about Class Y shares, contact your sales representative or our distributor, Davis Distributors, at 1-800-279-0279.


CLASS A SHARES

Class A shares may be best for you if you are a long-term investor who is willing to pay the entire sales charge at the time of purchase. In return, you pay a lower distribution fee than the two other share classes.

o You buy Class A shares at their net asset value per share plus a sales charge, which is 4.75% for any investment below $100,000 (see chart on following page).
o  There is no limit on how much you can invest in this share class.
o The Fund pays a distribution fee - up to 0.25% of the average daily net asset value - each year you hold the shares. This fee is lower than the fee you pay for the other two classes of shares. Lower expenses translate into higher annual return on your investment. More information on distribution fees is provided under WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT.

                             CLASS A SALES CHARGES


------------------------------------- ---------------------- ----------------------- -------------------------------
         AMOUNT OF PURCHASE               SALES CHARGE            SALES CHARGE           AMOUNT OF SALES CHARGE
                                         (PERCENTAGE OF      (PERCENTAGE OF AMOUNT       RETAINED BY THE DEALER
                                         OFFERING PRICE)           INVESTED)         (PERCENTAGE OF OFFERING PRICE)
------------------------------------- ---------------------- ----------------------- -------------------------------
Under $100,000                                4.75%                   5.0%                        4.0%
------------------------------------- ---------------------- ----------------------- -------------------------------
$100,000 to under $250,000                    3.5%                    3.6%                        3.0%
------------------------------------- ---------------------- ----------------------- -------------------------------
$250,000 to under $500,000                    2.5%                    2.6%                        2.0%
------------------------------------- ---------------------- ----------------------- -------------------------------
$500,000 to under $750,000                    2.0%                    2.0%                       1.75%
------------------------------------- ---------------------- ----------------------- -------------------------------
$750,000 to under $1 million                  1.0%                    1.0%                       0.75%
------------------------------------- ---------------------- ----------------------- -------------------------------
$1 million or more*                           None                    None                         0%
------------------------------------- ---------------------- ----------------------- -------------------------------


* You pay no front-end sales charge on purchases of $1 million or more, but if you sell those shares within the first year you may pay a deferred sales charge of 0.75%. Davis Distributors may pay the dealer a commission during the first year after purchase at the following rates:


------------------------------------------------------ -----------------------------------------------------
                   PURCHASE AMOUNT                                          COMMISSION
------------------------------------------------------ -----------------------------------------------------
                  First $3 million                                            0.75%
------------------------------------------------------ -----------------------------------------------------
                   Next $2 million                                            0.50%
------------------------------------------------------ -----------------------------------------------------
                   Over $5 million                                            0.25%
------------------------------------------------------ -----------------------------------------------------


If a commission is paid for purchases of $1 million or more, the dealer will be paid with distribution fees received from the Fund. If distribution fee limits have already been reached for the year, Davis Distributors itself will pay the commissions.

As the chart above shows, the sales charge gets smaller as your purchase amount increases. There are several ways you may combine purchases to qualify for a lower sales charge.

YOU CAN COMBINE PURCHASES OF CLASS A SHARES
o WITH OTHER FAMILY MEMBERS. If you buy shares for yourself, your spouse and any children under the age of 21, all the shares you buy will be counted as a single account.
o WITH CERTAIN GROUPS. If you buy shares through a group organized for a purpose other than to buy mutual fund shares, the purchases will be treated as a single purchase.
o THROUGH EMPLOYEE BENEFIT PLANS. If you buy shares through trusteed or fiduciary accounts and Individual Retirement Accounts (IRAs) of a single employer, the purchases will be treated as a single purchase.
o UNDER A STATEMENT OF INTENTION. If you enter a Statement of Intention and agree to buy Class A shares of $100,000 or more over a 13-month period, all of the shares you buy during that period will be counted as a single purchase. Before entering a Statement of Intention, please read the terms and conditions in the Statement of Additional Information. A Statement of Intention is an agreement under which you permit our service provider, State Street Bank and Trust, to hold fund shares in escrow to guarantee payment of any sales charges that may be due if you ultimately invest less than you agreed to invest over the covered 13-month period.
o UNDER RIGHTS OF ACCUMULATION. If you notify your dealer or our distributor, Davis Distributors, you can include the Class A, B and C shares you already own (except shares of Davis Government Money Market
   Fund) when calculating the price for your current purchase.
o WITH CLASS A SHARES OF OTHER DAVIS FUNDS. If you buy Class A shares of this or any other Davis Fund except Davis Government Money Market Fund, all of the shares you buy will be counted as a single purchase. This includes shares purchased under a Statement of Intention or Rights of Accumulation.

CLASS A FRONT-END SALES CHARGE WAIVERS

We will not charge a sales charge on purchases of Class A shares for:

o Shareholders making purchases with dividends or capital gains that are automatically reinvested.
o Purchases by directors, officers and employees of Davis Growth & Income Fund, its investment adviser or its affiliates, and their immediate families.
o Purchases by employees and people affiliated with broker-dealer firms offering Fund shares.
o Financial institutions acting as fiduciaries making single purchases of $250,000 or more.
o Employee benefit plans making purchases through a single account covering at least 250 participants.
o Wrap accounts offered by securities firms, fee-based investment advisers or financial planners.
o  State and local governments.


[sidebar]
Wrap accounts are investment programs offered by broker-dealers who place a client's funds with one or more investment advisers and charge a fee for their services.


CLASS B SHARES

Class B shares may be best for you if you are willing to pay a higher distribution fee than Class A shares for eight years in order to avoid paying a front-end sales charge.

o  You buy the shares at net asset value (no sales charge).
o  You can invest up to $250,000 in Class B shares.
o If you sell Class B shares within six years of purchase, you must pay a deferred sales charge. This charge decreases over time as you own the shares. (see chart below).

o After you hold Class B shares for eight years, they are automatically converted into Class A shares without paying a front-end sales charge. Class A shares pay a lower distribution fee.
o The Fund pays a distribution fee of 1% of the average daily net asset value each year you hold the shares. Higher expenses translate into lower annual return on your investment. More information on distribution fees is provided under WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT.

                         CLASS B DEFERRED SALES CHARGES


------------------------------------------------------ -----------------------------------------------------
              SALES MADE AFTER PURCHASE                          AMOUNT OF DEFERRED SALES CHARGE
------------------------------------------------------ -----------------------------------------------------
                       Year 1                                                   4%
------------------------------------------------------ -----------------------------------------------------
                      Years 2-3                                                 3%
------------------------------------------------------ -----------------------------------------------------
                      Years 4-5                                                 2%
------------------------------------------------------ -----------------------------------------------------
                       Year 6                                                   1%
------------------------------------------------------ -----------------------------------------------------
                      Years 7-8                                                None
------------------------------------------------------ -----------------------------------------------------



CLASS C SHARES MAY BE BEST FOR YOU IF
YOU ARE WILLING TO PAY A HIGHER DISTRIBUTION FEE THAN CLASS A SHARES PAY IN ORDER TO AVOID PAYING A SALES CHARGE.

o  You buy the shares at net asset value (no sales charge).
o  You cannot invest more than $1 million in Class C shares.
o If you sell the shares within one year of purchase, you must pay a deferred sales charge of 1%.
o The Fund pays a distribution fee of 1% of the average daily net asset value each year you hold the shares. Higher expenses translate into lower annual return on your investment. More information on distribution fees is provided under WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT.


DEFERRED SALES CHARGE WAIVERS

We will waive deferred sales charges on sales of Class A, B and C shares if:

o You sell shares that were acquired through reinvestment of dividends or capital gains.
o You sell shares that were not subject to a commission at the time of purchase (the amount of purchase totaled $1 million or more and the shares were held for more than a year).
o You (or a registered joint owner) die or have been determined to be totally disabled some time after the purchase of shares.

o You sell shares under the Automatic Withdrawal Plan amounting to, in a 12-month period, up to 12% of the value of the account when you began participating in the Plan.
o You sell shares under a qualified retirement plan or IRA that constitute a tax-free return of contributions to avoid a penalty.
o Your fund sells the remaining shares in your account under an Involuntary Redemption.
o  You qualify for an exception relating to defined contribution plans.
   These exceptions are described in the Statement of Additional Information.
o You are a director, officer or employee of Davis Selected Advisers or one of its affiliates (or a family member of a director, officer or employee).

If the net asset value of the shares that you sell has increased since you purchased them, any deferred sales charge will be based on the original cost of the shares.

[BOXED]
If you have any additional questions about choosing a share class, please call us toll-free at 1-800-279-0279, Monday through Friday, 7 a.m. to 4 p.m. Mountain Time. If you still are not sure about which class is best for you, contact your financial adviser.

HOW TO OPEN AN ACCOUNT

You can open an account if you invest at least:

o  $1,000 for a non-retirement plan account.
o  $250 for a retirement plan account.

[CHART]
Three ways you can open an account:

1. BY MAIL. Fill out the Application Form included in this prospectus and mail it to our service provider, State Street Bank and Trust. Both you and your dealer must sign the form. Include a check made payable to the DAVIS FUNDS or, in the case of a retirement account, the custodian or trustee. All purchases by check should be in U.S. dollars, and Davis Growth & Income Fund will not accept third-party checks.
2. BY DEALER. You may have your dealer order and pay for the shares. In this case, you must pay your dealer directly. Your dealer will then order the shares from our distributor, Davis Distributors. Please note that your dealer may charge a service or commission for buying these shares.
3. BY WIRE. You may wire federal funds directly to our service provider, State Street. Before you wire an initial investment, you must call our distributor, Davis Distributors, at 1-800-279-0279 to let them know the fund and share class you will be buying. After the initial wire purchase is made, you will need to fill out a Plan Adoption Agreement or Application Form and return it to State Street. To ensure that the purchase is credited properly, follow these wire instructions:

                                    State Street Bank and Trust Company,
                                    Boston, MA 02210
                                    Attn.: Mutual Fund Services
                                    DAVIS GROWTH & INCOME FUND, INC.
                                    Shareholder Name,
                                    Shareholder Account Number,
                                    Federal Routing Number 011000028,
                                    DDA Number 9904-606-2

Generally, the Fund does not issue share certificates for purchases. You can receive certificates if you are a Class A shareholder who is not participating in the Automatic Withdrawal Plan. If you are eligible and wish to receive certificates, you must make the request at the time of purchase.

RETIREMENT PLAN ACCOUNTS

You can invest in Davis Growth & Income Fund using any of these types of retirement plan accounts:

o  Deductible IRAs
o  Non-deductible IRAs
o  Roth IRAs
o  Educational IRAs
o  Simple IRAs
o  Profit-Sharing Plans
o  Money-Purchase Plans
o  Simplified Employee Pension Plans
o  403(b) Plans

State Street Bank and Trust acts as custodian (service provider) for the retirement plans and charges the participant $10 to open each account and a maintenance fee of $10 each year (per Social Security number). These fees are automatically deducted from each account, unless you elect to pay the fee directly. To open a retirement plan account, you must fill out a special application form. You can request this form by calling 1-800-279-0279.

HOW TO BUY, SELL AND EXCHANGE SHARES

Once you have opened an account with Davis, you can add to--or subtract from--your initial purchase. This section provides an overview of the types of transactions you can perform as a shareholder of Davis Growth & Income Fund. This includes how to initiate these transactions and the charges that you may incur (if any) when buying, selling and exchanging shares.

[SIDEBAR:]
An exchange is when you sell shares in one Davis Fund to buy shares in another Davis Fund in response to changes in your goals or in market conditions.


(CHART)
THREE WAYS TO BUY, SELL AND EXCHANGE SHARES

1. BY TELEPHONE. Call 1-800-279-0279. You can speak directly with a Davis representative during our business hours or use our automated telephone system any day or night.

2. BY MAIL. Send the request to our service provider, State Street Bank and Trust.

         Regular Mail
         ------------
         State Street Bank and Trust Company
         c/o Davis Funds
         P.O. Box 8406
         Boston, MA 02266-8406

         Overnight Mail
         --------------
         State Street Bank and Trust Company
         c/o Davis Funds
         66 Brooks Drive
         Braintree, MA 02184

3. BY DEALER. Contact a dealer, who will then make the transaction through our distributor, Davis Distributors. Please note that your dealer may charge a service fee or commission for each transaction.

WHEN YOUR TRANSACTIONS ARE PROCESSED

The per-share price for purchases or sales made through our distributor, Davis Distributors, will be processed on the same day if the order is received before 4 p.m. Eastern Time. If State Street Bank and Trust requires additional documents to complete the purchase or sale, the transaction price will be determined at the close of business after all required documents are received.

For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must:

o  Receive your order before 4 p.m. Eastern Time.
o  Promptly transmit the order to State Street Bank and Trust.

BUYING MORE SHARES

You can buy more shares at any time, either by telephone, by mail or through a dealer. The minimum purchase amount is $25.

When you purchase shares by mail, send a check payable to the DAVIS FUNDS for the amount of purchase to our service provider, State Street Bank and Trust. If you have the purchase form from your most recent statement, include it with the check. If you do not have a purchase form, include a letter with your check stating the name of the fund and the class of shares you wish to buy. If you know your account number, include it on the check.

When you buy shares through a dealer, you may be charged a service fee or commission for performing the transaction.


[SET OFF - SPECIAL PROGRAM]
MAKING AUTOMATIC INVESTMENTS

An easy way to increase your investments in this or other Davis Funds is to sign up for the AUTOMATIC INVESTMENT PLAN. Under this plan, you arrange for a set amount of money to be taken from your bank account and invested in Fund shares. The minimum amount you can invest each month is $25. The account minimums of $1,000 for non-retirement accounts and $250 for retirement accounts will be waived if you meet the minimum requirement within a year.

Purchases can be processed electronically on any day of the month between the fourth and 28th days if the institution that services your bank account is a member of the Automated Clearing House system. After each automatic investment, you will receive a transaction confirmation, and the debit should show up on your next bank statement.

To sign up for the Automatic Investment Plan, fill out the appropriate section of the Application Form. You can stop automatic investments at any time by calling the Davis Funds at 1-800-279-0279.

You can also use our Dividend Diversification Program to buy more shares in this or another Davis Fund. See ONCE YOU INVEST IN THE FUND.

[SIDEBAR]
The Automated Clearing House system is used by most banks for electronic transfers of money into and out of your bank account - and is regulated by the Federal Reserve.


SELLING SHARES

You may sell back all or part of your shares to Davis Growth & Income Fund (known as a redemption) at any time, at net asset value minus any sales charges that may be due. You can sell the shares by telephone, by mail, or through a dealer.

When you sell shares by mail, indicate the number of shares or dollar amount you wish to redeem and send the request to our service provider, State Street Bank and Trust. If more than one person owns the shares you wish to sell, all owners must sign a request.

When you sell shares through a dealer, you may be charged a service fee or commission for performing the transaction.

Redemption proceeds are usually paid to you in cash within seven days after State Street Bank and Trust receives your proper sale request. You will not be allowed to sell shares that have been paid for by check until the shares have been in your account for fifteen days.


WHAT YOU NEED TO KNOW BEFORE YOU SELL YOUR SHARES

[SIDEBAR]
A medallion signature guarantee is a written confirmation from an eligible guarantor institution, such as a securities broker-dealer or a commercial bank, that the signature(s) on the account is (are) valid.
Unfortunately, no other form of signature verification can be accepted.

A stock power is a letter signed by the owner of the shares that gives State Street Bank and Trust permission to transfer ownership of the shares to another person or group.

o You will always receive cash for sales that total less than $250,000 or 1% of the Fund's net asset value during any 90-day period. Any sales above the cash limit may be paid in securities and would mean you would have to pay brokerage fees.
o If a certificate was issued for the shares you wish to sell, the certificate must by signed by the owner(s) and sent to State Street Bank and Trust along with the redemption request.
o Ordinarily, you only need a medallion signature guarantee on a share certificate, stock power, or redemption request for sales of more than $50,000. However, if you have made any changes to the Application Form since your account was opened, or if your address of record has changed in the last 30 days, you will need a medallion signature guarantee for all sales.

o  A sale may produce a gain or loss. Gains may be subject to tax.


SPECIAL SALE SITUATIONS

o The Securities and Exchange Commission can suspend payment of sales under certain emergency circumstances if the New York Stock Exchange is closed for reasons other than customary closings and holidays.
o Davis Growth & Income Fund may make sales payments in securities if the Fund's Board of Directors decides that making cash payments would harm the Fund.


[SET OFF - SPECIAL PROGRAM]
MAKING AUTOMATIC WITHDRAWALS

If you hold more than $10,000 in your account, you can sell a set dollar amount each month or quarter. When you participate in this program, known as the AUTOMATIC WITHDRAWALS PLAN, shares are sold so that you will receive the payment around the 25th day of the month. Note that because withdrawals are sales, they may produce a gain or loss. If you purchase additional shares at the same time that you make a withdrawal, you may have to pay taxes and a sales load. Gains may be subject to tax. To sign up for the Automatic Withdrawals Plan, fill out the appropriate section of the Application Form.

You may stop automatic withdrawals at any time without charge or penalty by calling the Davis Funds at 1-800-279-0279.


[BOXED]
SPECIAL NOTE: WHEN YOU MAKE A SALE OR WITHDRAWAL, A DEFERRED SALES CHARGE MAY BE IMPOSED IF:
o YOU BUY $1 MILLION OR MORE OF CLASS A SHARES AND SELL THEM WITHIN A YEAR OF PURCHASE.
o  YOU SELL CLASS B SHARES WITHIN SIX YEARS OF PURCHASE.
o  YOU SELL CLASS C SHARES WITHIN ONE YEAR OF PURCHASE.


[SET OFF - SPECIAL SHAREHOLDER PROGRAM]
WIRING SALE PROCEEDS TO YOUR BANK ACCOUNT

If you are an investor with a non-retirement account, you can have your sale proceeds electronically transferred to a commercial bank account. This is known as an ELECTRONIC WIRE PRIVILEGE. To sign up for this option, simply fill out the appropriate section of the

Application Form. There is a $5 charge by State Street Bank and Trust for wire service, and receiving banks may also charge for this service. Payment by Automated Clearing House system will usually arrive at your bank two banking days after your call. Payment by wire is usually credited to your bank account on the next business day after you call. While State Street Bank and Trust will also accept electronic wire sales by telephone, fax or dealer, you still need to fill out and submit the information under the Electronic Wire Privilege section of the Application Form.


IF YOU DECIDE TO BUY BACK SHARES YOU SOLD

If you decide to buy back some or all of the shares you sold in this Fund within 30 days of sale and notify us in writing, you can take advantage of the SUBSEQUENT REPURCHASE PRIVILEGE. With this privilege, which you can use only once, you will not be charged a sales charge, and any deferred sales charge you paid on the original sale will be returned to your account. You must send a letter to our service provider, State Street Bank and Trust, along with a check for the repurchased shares.


IF YOUR ACCOUNT FALLS BELOW $250

If your account balance falls below $250, we may sell your remaining shares in Davis Growth & Income Fund at net asset value. We will first notify you by mail, giving you at least 60 days notice that an INVOLUNTARY REDEMPTION may take place. If you can increase your account balance to above $250 during the notice period, the involuntary redemption will be canceled.


EXCHANGING SHARES

You can transfer shares of Davis Growth & Income Fund to shares in the same class of any other Davis Fund without having to pay a sales charge. This is known as an exchange. You can exchange shares by telephone, by mail or through a dealer. The initial exchange must be for at least $1,000 (unless you are participating in the Automatic Exchange Program). Exchanges are normally performed on the same day of the request if received by 4 p.m. Eastern Time. However, if your exchange involves a large sale, the transfer may take one to seven days.

When you exchange shares by mail, you must send our service provider, State Street Bank and Trust, a written request for the exchange. If you hold share certificates, the certificates must by signed by the owner(s) and sent to State Street Bank and Trust along with the exchange request. No medallion signature guarantee is required unless shares are also being sold for cash and would otherwise require a medallion signature guarantee.

When you exchange shares through a dealer, you may be charged a service fee or commission for performing the transaction.

Before you decide to make an exchange, you must obtain the current prospectus of the desired fund. For federal income tax purposes, exchanges between funds are treated as a sale and a purchase. Therefore, there will usually be a recognizable capital gain or loss due to an exchange.

There are limits to the number of exchanges you can make each year. Currently, four exchanges are allowed during a 12-month period. Davis Distributors must approve any exchanges above the limit in writing.

YOU CAN MAKE EXCHANGES AMONG ANY OF THE DAVIS FUNDS WITHOUT HAVING TO PAY ANY SALES CHARGE.

EQUITY FUNDS
------------
Davis New York Venture Fund
Davis Growth Opportunity Fund
Davis Financial Fund
Davis International Total Return Fund

GROWTH & INCOME FUNDS
---------------------
Davis Growth & Income Fund
Davis Real Estate Fund
Davis Convertible Securities Fund

BOND FUNDS
----------
Davis Intermediate Investment Grade Bond Fund
Davis Tax-Free High Income Fund
Davis Government Bond Fund

GOVERNMENT MONEY MARKET FUND
----------------------------
Davis Government Money Market Fund


[SET OFF - SPECIAL SHAREHOLDER PROGRAM]
MAKING AUTOMATIC EXCHANGES

You can elect to make automatic monthly exchanges if all accounts involved are registered under the same name and have a minimum initial value of $250. You must exchange at least $25 to participate in this program, known as the AUTOMATIC EXCHANGE PROGRAM. To sign up for this program, fill out the appropriate section of the Application Form.

TRANSACTIONS BY TELEPHONE

A benefit of investing through Davis Funds is that you can use our telephone system to sell or exchange shares. If you do not wish to have this option activated for your account, mark in the box in the appropriate section of the Application Form.

When you call 1-800-279-0279, you can perform a transaction with Davis Funds in two ways:
o Speak directly with a representative during business hours (7 a.m. to 4 p.m. Mountain Time).
o If you have a TouchTone(TM) telephone, you can use the automated telephone system, known as Davis Direct Access, 24 hours a day, seven days a week.


[SET OFF]
YOU CAN USE DAVIS DIRECTACCESS TO:

o  GET THE PRICE, TOTAL RETURN, AND FUND DESCRIPTION FOR ANY DAVIS FUND.
o  CHECK YOUR ACCOUNT BALANCE AND OTHER ACCOUNT INFORMATION.
o  BUY, SELL AND EXCHANGE SHARES.
o  GET THE MAILING ADDRESS AND WIRE INSTRUCTIONS FOR ANY DAVIS FUND. REQUEST
o  LITERATURE ABOUT ANY DAVIS FUND.


If you wish to sell shares by phone and receive a check in the mail:
o  The maximum amount that can be issued is $25,000.
o  The check can only be issued to the registered account owner.
o  The check must be sent to the address on file with Davis.
o  Your current address must be on file for 30 days.

When you buy, sell or exchange shares over the telephone, you agree that Davis Growth & Income Fund is not liable for following telephone instructions believed to be genuine (that is, directed by the account holder). We use certain procedures to confirm that your instructions are genuine, including a request for personal identification (your account or Social Security number) and a tape recording of the conversation. If these procedures are not used, the Fund may be liable for unauthorized instructions.

Be aware that during unusual market conditions, Davis Funds may not be able to accept all requests by phone.

[INSIDE BACK COVER]



THE DAVIS FUNDS:
OVER 25 YEARS OF RELIABLE INVESTING

Davis Selected Advisers, investment adviser of the Davis Funds, has a history of investing for the long-term. Since our founding in 1969, we have been dedicated to delivering superior investment performance and service to our clients.

WE ARE LONG-TERM INVESTORS. We analyze high-quality growth companies that have been overlooked, buy their stock at value prices, and hold the shares for the long-term. This strategy was first developed by legendary Wall Street investor Shelby Cullom Davis, a leading financial adviser to governors and presidents.

Our investment approach has been refined for more than 25 years by his son, Shelby M.C. Davis, who is now Chief Investment Officer of Davis Selected Advisers. The Davis strategy is still followed today by the third generation of family members. Christopher C. Davis and Andrew A. Davis serve as either Portfolio Manager or Co-Portfolio Manager for many Davis Funds.

WE ARE FELLOW SHAREHOLDERS. The Davis family, directors and employees not only manage the company's mutual funds but also invest in them. Together, we have invested over $1 billion of our own money side-by-side with our shareholders.


Please take the time to read this prospectus carefully and, if you decide to invest with us, keep it as a reference guide. If you need more information about the Davis Funds, please call us or visit our Web site.

[DESIGN ISSUE: WILL THE SECTION BELOW BE PERFED?]

                            ADDRESS AND PHONE GUIDE

OUR TELEPHONE NUMBER                                   OUR INTERNET ADDRESS
1-800-279-0279                                         http://www.davisfunds.com

OUR MAILING ADDRESS
Davis Funds
124 East Marcy Street
Santa Fe, New Mexico 87501


OUR SERVICE PROVIDER'S REGULAR MAILING ADDRESS         OUR SERVICE PROVIDER'S OVERNIGHT MAILING ADDRESS
State Street Bank and Trust Company                    State Street Bank and Trust Company
c/o Davis Funds                                        c/o Davis Funds
P.O. Box 8406                                          66 Brooks Drive
Boston, MA 02266-8406                                  Braintree, MA 02184


[BACK COVER]

OTHER FUND DOCUMENTS

For more information about Davis Growth & Income Fund, request a free copy of the Statement of Additional Information or the Annual and Semi-Annual Reports. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Fund and its management and operations. The ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected fund performance during the last year. The SEMI-ANNUAL REPORT updates information provided in the Annual Report for the next six months.

Davis Growth & Income Fund's Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.

WHERE YOU CAN GET THESE DOCUMENTS:

o BY TELEPHONE. Call Davis Funds toll-free at 1-800-279-0279, Monday-Friday, 7 a.m. to 4 p.m. Mountain Time.

o  VIA THE INTERNET.  Visit the SEC web site (WWW.SEC.GOV).

o FROM THE SEC. The SEC's Public Reference Room in Washington, D.C. For more information call 1-800-SEC-0330. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C., 20549-6009.

o  BY MAIL.  Specify the document you are requesting when writing to us.

                        DAVIS GROWTH & INCOME FUND, INC.
                             124 EAST MARCY STREET
                           SANTA FE, NEW MEXICO 87501
                                 1-800-279-0279



Investment Company Act File No. 811-1701

[COVER PAGE]


DAVIS GROWTH & INCOME FUND

December 1, 1998

Prospectus and Application Form
Class Y

The Securities and Exchange Commission has not approved or disapproved of the shares of Davis Growth & Income Fund-or any other mutual fund-as an investment. The Securities and Exchange Commission has not determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

(Davis logo)

Over 25 Years of Reliable Investing

[INSIDE FRONT COVER]

RISK SPECTRUM

Davis Selected Advisers manages eleven mutual funds in the Davis family. Each fund has a distinct investment objective and strategy. The following graph shows how these funds compare to each other in terms of risk. Davis Growth & Income Fund is approximately in the middle, with a risk level that we characterize as "medium."

         [INSERT GRAPHIC]

For more information about any of the other Davis Funds, including charges and expenses, ask for a prospectus. Read it carefully before investing or sending money.

TABLE OF CONTENTS

SNAPSHOT OF DAVIS GROWTH & INCOME FUND

OVERVIEW OF THE FUND
         Investment Objective and Strategy
         Principal Risks
         Fund Performance
         Fees and Expenses
         Financial Highlights

WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT

HOW WE MANAGE THE FUND

ONCE YOU INVEST IN THE FUND

HOW TO CHOOSE A SHARE CLASS

HOW TO BUY, SELL AND EXCHANGE SHARES

THE DAVIS FUNDS: OVER 25 YEARS OF RELIABLE INVESTING

OTHER FUND DOCUMENTS

SNAPSHOT OF DAVIS GROWTH & INCOME FUND

This section provides you with basic information about Davis Growth & Income Fund that can help you decide if the Fund suits your needs.

TYPE OF FUND.  Growth and income.

INVESTMENT OBJECTIVE.  Capital growth and income.

YOU SHOULD CONSIDER INVESTING IN THIS FUND IF
o  You are risk-sensitive, but would like to invest in growing companies.
o You are primarily interested in growth-oriented investments, but want current income.
o  You are looking for a diversified fund to weather varied market cycles.
o  You are investing for the long-term (five years or more).

YOU SHOULD NOT INVEST IN THIS FUND IF
o You are worried about the possibility of sharp price swings and dramatic market declines.
o  You are investing for the short term (less than five years).
o  You are primarily interested in current income with minimal risk.

MINIMUM INITIAL INVESTMENT
o  institutions and government entities: $5 million
o  wrap fee program investors: minimums set by your sponsor

If, after reading this section, you think that the Fund may suit your investment goals, you should read the rest of this prospectus for more detailed information.

OVERVIEW OF DAVIS GROWTH & INCOME FUND

INVESTMENT OBJECTIVE AND STRATEGY

Davis Growth & Income Fund's investment objectives are capital growth and income. We strive to meet these objectives by using a conservative investment strategy. Ordinarily, most of the Fund's assets are invested in the common stock of growing companies. However, since the stock market can decline and the value of individual stocks can suffer in response to uncontrollable and unpredictable events, we balance Davis Growth & Income Fund's portfolio by buying real estate securities, convertible securities and bonds. These investments may not respond to changes in market and general economic conditions in the same ways that common stocks respond. As a result, they may retain their value better than stocks, particularly during a general decline in the stock market. In addition, real estate securities, convertible securities and bonds may earn more income than common stock.

Our portfolio managers use the Davis investment philosophy to select common stocks of quality overlooked growth companies at value prices and to hold them for the long-term. Our approach centers on the recognition that managing risk is the key to delivering superior long-term investment results. We always consider how much could potentially be lost on an investment before considering how much might be gained.

[SIDEBAR: ]
Please see the inside back cover page of this prospectus to learn about the Davis investment philosophy.

Davis Growth & Income Fund's portfolio managers constantly evaluate market conditions and the Fund's mix of assets to ensure that the Fund owns an appropriate blend of growth-oriented and income-oriented investments.

You can find more detailed information about the types of securities that Davis Growth & Income Fund buys in the section called HOW WE MANAGE THE FUND.

PRINCIPAL RISKS

If you buy shares of Davis Growth & Income Fund, you may lose some or all of the money that you invest. The two most significant risks of the Fund are market risk and company risk.

o MARKET RISK. The price of Davis Growth & Income Fund's shares, and the value of your investment in the Fund, will vary with the value of the assets that we hold. The values of common stocks, real estate securities, convertible securities and bonds fluctuate in response to movements in the stock market and market interest rates.

o COMPANY RISK. The values of individual securities fluctuate in response to market evaluations of the businesses that issue them. These evaluations may change rapidly and unpredictably due to corporate developments (such as disappointing earnings news or delays in new products), which may cause the market price of securities to decline from the Fund's purchase price.

An investment in Davis Growth & Income Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You can find more detailed information about the risks of the Fund's particular investments, as well as the role of credit rating agencies, in the section called HOW WE MANAGE THE FUND.

FUND PERFORMANCE

Davis Growth & Income Fund Class Y began selling shares to the public on May 4, 1998. The following charts and tables will help you understand the Fund's financial condition--including the returns that investors have earned and the cost of an investment. These historical results do not necessarily indicate the performance that investors can expect in the future. The value of the Fund's shares may go up or down.

                                  TOTAL RETURN

Total return measures how much the price of an investment in a mutual fund changes, assuming that all dividend income and capital gain distributions are reinvested. For any fund, you should evaluate total return in light of the fund's particular investment objectives and policies, as well as general market conditions during the reported time periods.

Davis Growth & Income Fund's investment performance will vary from year to year. This chart shows the results that we achieved in the Fund's Class Y shares since inception.

                           DAVIS GROWTH & INCOME FUND
              TOTAL RETURN FROM MAY 4, 1998 THROUGH JULY 31, 1998

(bar chart)

         (1.80%)*

*  Unannualized

                          AVERAGE ANNUAL TOTAL RETURN

The table below shows Davis Growth & Income Fund's average annual total returns for the three-month period between May 4, 1998 (inception date) and July 31, 1998. The table also compares these returns to those earned during the same period for the Standard & Poor's 500 Composite Index, an unmanaged benchmark of the total return performance of large capitalization stocks, and the Lipper Growth & Income Index, which tracks the largest funds that pursue a mix of growth and income as their investment objective. Davis Growth & Income Fund is not completely comparable to the Standard & Poor's 500 Composite Index because, although the Fund invests in large capitalization common stocks, we also buy several other types of securities.

                           DAVIS GROWTH & INCOME FUND
                          AVERAGE ANNUAL TOTAL RETURNS
            (FOR THE PERIOD FROM MAY 4, 1998 THROUGH JULY 31, 1998)


------------------ ----------------- ----------------- -----------------
                   CLASS Y           S&P 500 INDEX*    LIPPER GROWTH &
                   (SINCE                              INCOME INDEX
                   5/4/98)
------------------ ----------------- ----------------- -----------------
May 4, 1998        (1.80%)           0.35%             (2.79%)
through July 31,
1998 (life of
fund)
------------------ ----------------- ----------------- -----------------


*"Standard & Poor's 500," "S&P 500(R)," "S&P(R)," and "500" are registered trademarks of The McGraw-Hill Companies, Inc.

FEES AND EXPENSES

[DESIGN NOTE: the following explanations to be next to fee chart]

FRONT-END SALES CHARGE. A fee some mutual funds charge to buy shares of a mutual fund.

DEFERRED SALES CHARGE. A fee some mutual funds charge to sell shares of a mutual fund.

EXCHANGE FEE. A fee some mutual funds charge to sell shares in one fund and to buy another fund.

          FEES YOU MAY PAY AS A DAVIS GROWTH & INCOME FUND SHAREHOLDER
                      (PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------- ----------------
                                                               CLASS Y
-------------------------------------------------------------- ----------------
Maximum sales charge you pay when you buy shares               None
-------------------------------------------------------------- ----------------
Maximum deferred sales charge you pay when you sell shares     None
-------------------------------------------------------------- ----------------
Maximum sales charge you pay on reinvested dividends           None
-------------------------------------------------------------- ----------------
Exchange Fee                                                   None
-------------------------------------------------------------- ----------------

[DESIGN NOTE: the following explanations to be next to table of operating expenses]

MANAGEMENT FEES. Costs to manage a mutual fund's portfolio and to administer its business affairs. This fee is a percentage of the Fund's net asset value.

DISTRIBUTION FEES. Fees some mutual funds pay to a distributor to sell and distribute shares and to provide services to shareholders (also known as a 12b-1 fee).

OTHER EXPENSES. The most significant fees in this category are those to attorneys, accountants, directors, and the custodian and transfer agent (State Street Bank and Trust Company).

TOTAL ANNUAL OPERATING EXPENSES. The percentage of the Fund's average net assets that are used each year to pay expenses (also known as the expense ratio).


                         ANNUAL FUND OPERATING EXPENSES
                      FOR FISCAL YEAR ENDED JULY 31, 1998
              (DEDUCTED FROM DAVIS GROWTH & INCOME FUND'S ASSETS)

-------------------------------------------------------------- ----------------
                                                               CLASS Y
-------------------------------------------------------------- ----------------
Management Fees                                                0.75%
-------------------------------------------------------------- ----------------
Distribution (12b-1) Fees                                      None
-------------------------------------------------------------- ----------------
Other Expenses                                                 0.39%
-------------------------------------------------------------- ----------------
Total Annual Operating Expenses*                               1.14%
-------------------------------------------------------------- ----------------

*Annualized

IF I INVEST IN THIS FUND, WHAT WILL IT COST ME?

Here is an example of what your costs might be if you invest in Davis Growth & Income Fund. It is designed to help you compare investing costs with other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs-based on these assumptions-would be:

            COST OF INVESTING $10,000 IN DAVIS GROWTH & INCOME FUND

------------------------------ --------------------------
IF YOU SELL YOUR SHARES IN...           CLASS Y
------------------------------ --------------------------
1 Year                                    $12
------------------------------ --------------------------
3 Years                                   $36
------------------------------ --------------------------
5 Years                                   $63
------------------------------ --------------------------
10 Years                                 $139
------------------------------ --------------------------

FINANCIAL HIGHLIGHTS

This table is designed to show you the financial performance of Davis Growth & Income Fund for the period from May 4, 1998 (when the Fund began selling shares to the public) through July 31, 1998. Some of the information reflects financial results for a single Fund share. The total returns represent the rate that an investor would have earned (or lost) money on an investment in the Fund. It assumes that all dividends and capital gains have been reinvested.

KPMG Peat Marwick LLP has audited this information. KPMG Peat Marwick's report, along with the Fund's financial statements, is included in the annual report, which is available by request.


                           DAVIS GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS
                                    CLASS Y

Financial Highlights for a share of capital stock outstanding throughout each period.


---------------------------------------------------------- --------------------
                                                               MAY 4, 1998
                                                                (INCEPTION
                                                                OF CLASS)
                                                                 THROUGH
                                                              JULY 31, 1998
---------------------------------------------------------- --------------------
Net Asset Value, Beginning of Period                                    $10.00
                                                                        ------

---------------------------------------------------------- --------------------
Income From Investment Operations
---------------------------------------------------------- --------------------
   Net Investment Income                                                  0.04
---------------------------------------------------------- --------------------
   Net Realized and Unrealized Gains                                     (.22)
---------------------------------------------------------- --------------------
        Total from Investment Operations                                (0.18)

---------------------------------------------------------- --------------------
Net Asset Value, End of Period                                           $9.82
                                                                         -----

---------------------------------------------------------- --------------------
Total Return (1)                                                       (1.80)%
-------------

---------------------------------------------------------- --------------------
Ratios/Supplemental Data
---------------------------------------------------------- --------------------
   Net Assets, End of Period (000,000 omitted)                              $6
---------------------------------------------------------- --------------------
   Ratio of Expenses to Average Net Assets                              1.14%*
---------------------------------------------------------- --------------------
   Ratio of Net Investment Income to Average Net Assets                 2.17%*
---------------------------------------------------------- --------------------
   Portfolio Turnover Rate(2)                                               0%
---------------------------------------------------------- --------------------

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*  Annualized

WHO IS RESPONSIBLE FOR YOUR DAVIS ACCOUNT

A number of entities provide services to Davis Growth & Income Fund. This section shows how the Fund is organized, the entities that perform these services, and how these entities are compensated. Additional information on the organization of the Fund is provided in the Fund's Statement of Additional Information. For information on how to receive this document, see the back cover of this prospectus.


INVESTMENT ADVISER

DAVIS SELECTED ADVISERS, LP
Referred to throughout this prospectus as "Davis Selected Advisers"
124 East Marcy Street
Santa Fe, NM 87501
o  Provides investment advice for Davis Growth & Income Fund's portfolio.
o  Manages Davis Growth & Income Fund's business affairs.
o  Provides day-to-day administrative services.
o Serves as investment adviser for all of the Davis Funds, other mutual funds, and other institutional clients.
o Annual Adviser Fee for the period May 4, 1998 through July 31, 1998 (based on average net assets): 0.75%


INVESTMENT SUB-ADVISER

DAVIS SELECTED ADVISERS-NY, INC.
Referred to throughout this prospectus as "Davis Selected Advisers-NY"
609 Fifth Avenue
New York, NY 10017
o Performs investment management and research services for Davis Growth & Income Fund and other institutional clients.
o  Wholly owned subsidiary of Davis Selected Advisers.
o  Annual Fee: Davis Selected Advisers pays the fee, not the Fund.


BOARD OF DIRECTORS

The Fund's Board of Directors has general supervisory responsibilities of the Fund and supervises the investment adviser's duties.

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
Also referred to as "State Street Bank and Trust"
P.O. Box 8406
Boston, MA 02266-8406
o  Prices the Fund daily.
o  Holds share certificates and other assets of the Fund.
o  Maintains records of shareholders.
o  Issues and cancels share certificates.
o  Supervises the payment of dividends.


DISTRIBUTOR

DAVIS DISTRIBUTORS, LLC
Referred to throughout this prospectus as "Davis Distributors"
124 East Marcy Street
Santa Fe, NM 87501
o Oversees purchases of shares and promotional activities for Davis Growth & Income Fund.
o  Wholly owned subsidiary of Davis Selected Advisers.
o Serves as distributor for all of the Davis Funds and other mutual funds managed by Davis Selected Advisers.

WHO THE PORTFOLIO MANAGERS ARE

SHELBY M.C. DAVIS
Responsibilities:
o  Chief Investment Officer of Davis Selected Advisers
o  President of all the Davis Funds.

Other Experience:
o Served as Davis New York Venture Fund's Portfolio Manager from its inception in 1969 until February 1997.
o Served as Portfolio Manager of a growth and income fund managed by Davis Selected Advisers from May 1993 until February 1997.

CHRISTOPHER C. DAVIS
Responsibilities:
o  Vice President and Co-Portfolio Manager of the Fund since its inception.
o Also manages or co-manages other equity funds advised by Davis Selected Advisers.
o Portfolio Manager or Co-Portfolio Manager of Davis New York Venture Fund from October 1995 to the present.

Other Experience:
o Assistant portfolio manager and research analyst working with Shelby M.C. Davis from September 1989 to September 1995.

ANDREW A. DAVIS
Responsibilities:
o  Vice President and Co-Portfolio Manager of the Fund since its inception.
o Portfolio Manager or Co-Portfolio Manager of Davis Convertible Securities Fund and Davis Real Estate Fund since inception of each in 1994.

Other Experience:
o Vice President and head of convertible securities research at PaineWebber, Incorporated for six years.


[BOXED]
OUR CODE OF ETHICS

We allow the officers and employees of Davis Growth & Income Fund, Davis Selected Advisers and its affiliates to buy and sell securities for their own personal accounts. However, in order to do so, they must agree to a number of restrictions, listed in our company Code of Ethics.

HOW WE MANAGE THE FUND

This section provides an overview of the types of securities the Fund invests in and details the strategies the Fund uses to minimize the risk of investing in these securities.

WHAT WE INVEST IN AND WHY

Davis Growth & Income Fund's investment objectives are capital growth and income. In keeping with the Fund's conservative approach to investing, our portfolio managers balance the Fund's holdings of common stocks with real estate securities, convertible securities and bonds.

Real estate securities, convertible securities and bonds may be less susceptible to changes in the stock market than common stocks are. As a result, these securities may retain their value better than stocks, particularly during a general decline in the stock market. An additional benefit of the Fund's asset mix is that the Fund's common stocks offer the potential for capital growth over the long-term, while the real estate securities, convertible securities and bonds generate current income.

During normal market conditions, approximately 60% of Davis Growth & Income Fund's assets are equity securities. Most of the remaining 40% of the Fund's holdings generally are real estate securities, convertible securities, bonds and cash equivalents. The Fund may vary these percentages as market conditions dictate.

[BOXED]
In this section, we tell you about the Fund's five different types of investments. For each type of security, we:

o  explain what it is (next to the heading WHAT THEY ARE)
o  explain how we select particular investments (next to the heading HOW WE PICK
   THEM)
o explain how the security contributes to the Fund's investment objectives (next to the heading WHY WE BUY THEM)
o  describe the risks (next to the heading RISKS)


Generally, there is no restriction on how much of the Fund's assets our portfolio managers can invest in any particular type of security. However, some of the securities that the Fund buys are considered "high yield, high risk" investments because they do not have favorable credit ratings. The Fund cannot devote more than 35% of its assets to such investments.

                               EQUITY SECURITIES

WHAT THEY ARE. Equity securities represent ownership of a company. Equity securities come in many forms, but the form that this Fund typically holds is common stock.

Most of Davis Growth & Income Fund's common stock is issued by U.S. companies with large market capitalizations (that is, the market value of all of their outstanding stock exceeds $5 billion). The Fund may also invest in stock of smaller U.S. companies and in securities of foreign issuers or securities that are principally traded in foreign markets.

HOW WE PICK THEM. The Davis investment philosophy stresses a back-to-basics approach: we use extensive research to buy growing companies at value prices and hold on to them for the long-term. Over the years, Davis Selected Advisers has developed a list of ten characteristics that we believe foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns. While very few companies have all ten, we search for companies that demonstrate several of the characteristics that are listed in the following chart.

[SET OFF OR BOXED]

                         WHAT WE LOOK FOR IN A COMPANY

1. FIRST-CLASS MANAGEMENT. We believe that great companies are created by great managers. In visiting companies, we look for managers with a record of doing what they say they are going to do.
2. MANAGEMENT OWNERSHIP. Just as we invest heavily in our own funds, we look for companies where individual managers own a significant stake.
3. STRONG RETURNS ON CAPITAL. We want companies that invest their capital wisely and reap superior returns on those investments.
4. LEAN EXPENSE STRUCTURE. Companies that can keep costs low are able to compete better, especially in difficult times. A low cost structure sharply reduces the risk of owning a company's shares.
5. DOMINANT OR GROWING MARKET SHARE IN A GROWING MARKET. A company that is increasing its share of a growing market has the best of both worlds.
6. PROVEN RECORD AS AN ACQUIRER. When an industry or market downturn occurs, it is a good idea to own companies that can take advantage of low prices to expand operations through inexpensive acquisitions.
7. STRONG BALANCE SHEET. Strong finances give a company staying power to weather difficult economic cycles.
8. COMPETITIVE PRODUCTS OR SERVICES. We in companies with products that are not vulnerable to obsolescence.
9. SUCCESSFUL INTERNATIONAL OPERATIONS. A proven ability to expand internationally reduces the risk of being tied too closely to the U.S. economic cycle.
10. INNOVATION. The savvy use of technology in any business, from a food company to an investment bank, can help reduce costs and increase sales.

WHY WE BUY THEM. Davis Growth & Income Fund buys common stock to take an ownership position in companies with growth potential, and then holds that position long enough to realize the benefits of growth.

The Fund may also invest in foreign securities, primarily as a way of providing additional opportunities to invest in quality overlooked growth stocks. Investment in foreign securities can also offer the Fund the potential for economic diversification.

RISKS. Factors that influence the value of a share of common stock are primarily general market and economic conditions, and the financial condition and performance of the issuer.

o MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the issuer.

o COMPANY RISK. The price of an equity security varies with the success and failure of its issuer. As a result, the success of the companies invested in by the Fund largely determines the Fund's performance. Investing in small capitalization companies carries greater risk than investing in the stock of larger companies.

Investments in foreign securities involve additional risk. Foreign securities are often denominated in foreign currencies, which means their value will be affected by changes in exchange rates. In many foreign jurisdictions, there is less publicly available information about - and less government regulation of-securities, securities markets and issuers. The Fund may attempt to reduce exposure to market and currency fluctuations by trading in currency futures contracts or options on futures contracts for hedging purposes. When the Fund invests in foreign securities, our operating expenses are likely to be higher than if we invested exclusively in U.S.
securities.

                             REAL ESTATE SECURITIES

WHAT THEY ARE. Real estate securities are issued by companies that are "principally engaged" in the real estate industry. A company is "principally engaged" in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing, or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (known as "REITs"), brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies.

Most of the Fund's real estate securities are, and likely will continue to be, interests in REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers. The Fund does not invest directly in real estate.

HOW WE PICK THEM. Davis Growth & Income Fund focuses on REITs and other companies with first-class management teams who view real estate as a means of producing steady increases in income and strong returns on capital. We concentrate heavily on valuation, looking for companies that sell at less than the present value of their expected cash flow over the next few years.

WHY WE BUY THEM. Real estate securities contribute to both pieces of the Fund's investment goals because they offer both growth potential and current income. These securities also contribute to the Fund's diversification strategy. The values of real estate securities typically do not fluctuate at the same time or for the same reasons as values of traditional equity securities, so real estate investments may offer a cushion when the stock market is in a slump. Similarly, the price (and market value) of a real estate security that promises regular payments may be more stable than the price of a common stock that pays little or no dividends.

RISKS. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including:

o declines in property values - because of changes in the economy or the surrounding area or because a particular region has become less appealing to tenants
o increases in property taxes, operating expenses, interest rates, or competition
o  overbuilding
o  changes in zoning laws
o  losses from casualty or condemnation

In addition, since many real estate securities are common stocks, they present the risks that we discuss under the heading Equity Securities-Risks.

Many real estate debt securities are assigned ratings by agencies that evaluate the quality of publicly offered debt. Davis Growth & Income Fund may buy some real estate securities that have low ratings. These securities are considered "high yield, high risk" debt, and present more risk than so-called "investment grade" securities. For information about high yield, high risk debt, please see "Additional Information about High Yield, High Risk Debt Securities."

                             CONVERTIBLE SECURITIES

WHAT THEY ARE. Convertible securities are securities that can be converted into or exchanged for other securities. The most common types of convertible securities are bonds and preferred stock that the holder can exchange for common stock of the same issuer.

HOW WE PICK THEM. First, the Fund's portfolio managers identify attractive issuers using the ten desired characteristics that we discuss under the heading Equity Securities - How We Pick Them. Then we identify securities issued by those companies that have the potential to deliver 80% of the amount that the issuer's common stock appreciates when market conditions are favorable, but will not drop in value by more than 50% of the amount that the issuer's common stock declines when market conditions are bad.

WHY WE BUY THEM. Convertible securities contribute to both pieces of the Fund's investment goals because they offer both current income and growth potential. These securities also contribute to the Fund's strategy of holding assets other than common stocks.

For current income, Davis Growth & Income Fund buys convertible debt instruments like bonds, notes and debentures that entitle the Fund to receive regular interest payments. Similarly, we buy preferred stock that entitles the Fund to receive regular dividend payments. These interest and dividend payments generally exceed the dividend payments that the issuers of our convertible securities make to holders of their common stock.

Convertible securities have growth potential because if the underlying common stock begins to increase in value, the holder of the convertible security can exchange it for common stock and enjoy the benefits of that growth.

RISKS. Convertible securities have characteristics of both equity and debt, so they present the risks of common stock ownership (discussed in the section called Equity Securities - Risks) as well as the risks that traditional lenders face. The debt component of a convertible security poses three types of risk:

o INTEREST RATE SENSITIVITY. If a security pays a fixed interest rate, and market rates increase, the value of the fixed-rate security should decline.
o CHANGES IN DEBT RATING. If a rating agency gives a debt security a low rating, the value of the security will decline because investors will demand a higher rate of return. Davis Growth & Income Fund may buy some convertible securities that are rated lower than "investment grade."
o CREDIT RISK. Like any borrower, the issuer of a debt security may be unable to make its payments. Securities issued by financially troubled companies are considered "high yield, high risk debt," and present more risk than securities with higher ratings. For information about high yield, high risk debt, please see "Additional Information about High Yield, High Risk Debt Securities."

                        BONDS AND OTHER DEBT SECURITIES

WHAT THEY ARE. Issuers such as corporations and federal, state and local governments sell bonds and other debt securities to borrow money. Some debt securities (often referred to as "coupon bonds") give the holder current income. Like the borrower on an ordinary loan, the issuer of a coupon bond makes periodic interest payments to the holders (i.e., the lenders), and agrees to repay the principal amount borrowed (the price of the bond) when the security matures. Other debt securities (referred to as "zero coupon bonds") do not require periodic interest payments, but have the equivalent of a balloon interest payment when the security matures. In other words, when a zero coupon bond matures, the issuer pays the holder more money than the issuer borrowed.

HOW WE PICK THEM. Davis Growth & Income Fund searches for debt securities that are issued by government agencies or by corporations offering maximum yield relative to credit quality.

WHY WE BUY THEM. The Fund buys debt securities primarily for current income from regular interest payments. An additional advantage of these securities is that they diversify the Fund's portfolio, providing some cushion against a fall in the value of our common stock holdings.

RISKS. The prices (and market value) of debt securities fluctuate primarily in response to two factors:

o INTEREST RATE SENSITIVITY. In general, bond prices decline when interest rates rise, and rise when interest rates fall. If a bond pays a fixed interest rate, and market rates increase, the value of the bond should decline. When interest rates are falling, the value of the bond should increase.
o CREDIT QUALITY. Some issuers of debt are considered a better credit risk than others. For example, a security issued by the U.S. Government is virtually certain to be paid in full and on time. These securities typically offer lower interest rates to reflect their relative safety. In contrast, bonds issued by corporate issuers usually involve increased risk as to the payment of principal and interest.

The Fund may buy "pure debt" securities that have low ratings. By "pure debt" we mean securities that are exclusively evidence of a loan; they are not also real estate securities or convertible securities. Securities with low ratings are considered "high yield, high risk debt," and present more risk than so-called "investment grade" securities. For information about high yield, high risk debt, please see "Additional Information about High Yield, High Risk Debt Securities."

       ADDITIONAL INFORMATION ABOUT HIGH YIELD, HIGH RISK DEBT SECURITIES

WHAT THEY ARE. There are several agencies that evaluate and rate debt securities. Two of the most prominent are Standard & Poor's and Moody's Investors Service.

When they evaluate the quality of a debt instrument, rating agencies look at factors like the issuer's current financial condition and business prospects, the value of any collateral that secures the debt and the issuer's history of paying other debt. Each agency has its own system for "grading" debt. Standard & Poor's has eleven ratings, ranging from D for securities that are in default to AAA for securities that are almost certain to be repaid. Moody's Investors Service has nine ratings, with C being the lowest and Aaa being the highest.

A security is called "investment grade" if a respected agency assigns it a favorable credit rating. In contrast, a debt security is considered "high yield, high risk" if it is rated BB or lower by Standard and Poor's or Ba or lower by Moody's Investor Services. Securities with these low ratings are also referred to as "junk bonds." Many institutional investors, such as pension plans and municipal governments, are only permitted to buy investment grade debt.

HOW WE PICK THEM. Davis Growth & Income Fund does not specifically seek out high yield, high risk debt. However, some of the real estate securities, convertible securities and bonds that we identify as good investments may happen to fall into that category.

WHY WE BUY THEM. Some of the real estate securities, convertible securities and bonds that we identify as good investments may happen to be high yield, high risk debt.

RISKS. There are four principal risks of owning high yield, high risk debt securities:

o OVERBURDENED ISSUERS. Many issuers only resort to offering junk bonds when they cannot get financing from more traditional sources, like banks. These issuers are unlikely to have a cushion from which to make their payments when their earnings are poor or when the economy in general is in decline. The Fund will not purchase junk bonds that are in default at the time of purchase, but there is no guarantee that issuers will always be able to make their payments.
o PRIORITY. Issuers of high yield, high risk securities are likely to have a substantial amount of other debt. Most, if not all, of this other debt will be "senior" to the junk bonds; an issuer must be current on its senior obligations before it can pay bondholders. In addition, some of the other debt may be secured by the issuer's primary operating assets. If the issuer defaults on those obligations, the lenders may seize their collateral - possibly forcing the issuer out of business and into bankruptcy.
o DIFFICULT TO RESELL. Many investors simply do not want junk bonds, and others are prohibited from buying them.
o VOLATILE PRICES. Prices of high yield, high risk debt securities are more volatile than prices of higher rated securities. In periods of economic difficulty or rising interest rates, prices of junk bonds decline more than prices of investment grade securities.

                             SHORT-TERM INVESTMENTS

WHAT THEY ARE. Short-term investments are fixed-income securities (such as U.S. government securities, repurchase agreements and commercial paper) that will only be outstanding for one year or less after Davis Growth & Income Fund buys them.

[SIDEBAR]
A repurchase agreement is a type of short-term investment that uses securities as collateral. Like a short-term loan, the borrower sells securities to the lender. The borrower agrees to buy back the securities at a certain time-at a higher price that incorporates an "interest payment."

HOW WE PICK THEM. Most of the Fund's short-term investments are high-grade money market instruments and repurchase agreements. The Fund also may hold cash in interest-bearing bank deposits.

WHY WE BUY THEM. The Fund uses short-term investments to earn interest and maintain flexibility while we evaluate long-term opportunities. We also may use short-term investments for "defensive" purposes. In the event our portfolio managers anticipate a decline in the stock market, we may reduce our risk by investing in short-term securities until market conditions improve.

RISKS. Short-term investments do not present a lot of risk: issuers are generally stable, and the time period between the security's purchase and the payoff date is relatively short, offering little chance for conditions to deteriorate. However, these investments will not appreciate in value as common stocks do when the market advances.

HOW WE MANAGE RISK

Risks are inherent in all investments. Investing in a mutual fund, even the most conservative, involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Davis Growth & Income Fund has six strategies to minimize the risk assumed when we invest.

[SET OFF OR BOXED]
                     SIX STRATEGIES WE USE TO MINIMIZE RISK

1. WE PURCHASE HIGH-QUALITY GROWTH COMPANIES. Our focus on high-quality growth companies reduces the likelihood that your investment will be tied up in a failing company.

2. WE USE A CONSERVATIVE VALUATION STRATEGY. Once we find companies that meet our business criteria, we determine how much to pay for their shares. We follow a price discipline that tells us how much we can reasonably pay for a stock. While no system can prevent all losses, this conservative approach helps us avoid the calamitous losses that occur in bear markets.

3. WE HAVE LONG-TERM VISION. We get to know the managers of the companies we invest in and understand their goals. We view temporary setbacks as buying opportunities: when other managers sell stocks in response to bad news, we evaluate the issuer's long-term prospects.

4. WE EMPHASIZE DIVERSIFICATION. We diversify the Fund across both individual companies and industry sectors. This reduces price volatility and minimizes the losses the Fund experiences when a company or industry sector declines in market value.

5. WE DO NOT USE MARKET TIMING. We do not base our decisions to buy and sell securities on whether we believe the stock market will rise or fall (known as market timing). However, we can raise the level of cash in the Fund when stock prices get too high and it becomes difficult to purchase quality undervalued growth companies.

6. WE MAY MAKE TEMPORARY DEFENSIVE INVESTMENTS. From time to time, Davis Growth & Income Fund may take temporary defensive positions in response to adverse market, economic or political conditions.

ONCE YOU INVEST IN THE FUND

This section describes what happens to your money once it is invested: how your investment is valued, how you earn money on your investment and how the government may tax these earnings.

HOW YOUR SHARES ARE VALUED

As an investor in Davis Growth & Income Fund, you are entitled to buy and sell shares on any business day. The share price of your investment changes depending on the total value of the Fund's investments.

Each business day, we determine the value of Fund shares by adding up the total value of investments plus other assets (such as cash), subtracting liabilities, and dividing the result by the total number of shares outstanding. This share figure is known as the net asset value (NAV).

Net asset values for all the Davis Funds is determined each day the Funds are open for business. A business day is defined as any day the New York Stock Exchange is open for trading. We calculate net asset value either at the close of the Exchange or at 4 p.m. Eastern Time, whichever comes first.

The net asset values of all Davis Fund shares are published daily in the business section of most major newspapers. If you have access to the Internet, you can also check net asset value on our web site (WWW.DAVISFUNDS.COM).


HOW SECURITIES IN THE PORTFOLIO ARE VALUED

We use current market valuations to value the securities in Davis Growth & Income Fund:

o Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange.
o Over-the-counter securities are valued at the average of closing bid and asked prices.
o Debt securities maturing in 60 days or less are usually valued at an amortized (gradually reduced) cost.
o  Longer-term debt securities may be valued by an independent pricing service.
o Securities with unavailable market quotations and other assets are valued at "fair value"-which is determined or directed by the Board of Directors.

HOW WE PAY EARNINGS

There are two ways you can receive payments from Davis Growth & Income Fund:

o DIVIDENDS. Distributions to shareholders of net investment income and short-term capital gains on investments.

o CAPITAL GAINS. Profits received by the Fund from the sale of securities held for the long-term, which are then distributed to shareholders.

Davis Growth & Income Fund usually pays quarterly dividends and generally distributes capital gains, if any, in November or December. Unless you choose otherwise, Davis Growth & Income Fund automatically reinvests your dividends and capital gains in additional Fund shares.

You can request to have your dividends and capital gains paid to you by check, deposited directly into your bank account, paid to a third party, or sent to an address other than your address of record.



SIDEBAR
QUOTATIONS
The bid price is the highest price a prospective buyer is prepared to pay for a security. The asked price is the lowest price acceptable to a prospective seller. The average of these two prices is known as a quote or quotation.

OVER THE COUNTER SECURITIES
Over the counter securities are not listed or traded on an organized exchange. They are bought and sold by dealers connected by telephones and computer networks.

NET INVESTMENT INCOME
Income received by the Fund from company dividends and interest on securities investments, minus management fees and all other expenses.


You will receive a statement each year detailing the amount of all dividends and capital gains paid to you during the previous year. To ensure that these distributions are reported properly to the U.S. Treasury, you must certify on your Application Form (or on Form W-9) that your Taxpayer Identification Number is correct and you are not subject to backup withholding (which means that you are paying back taxes for failing to report all interest and dividends).

If you fail to report a correct Taxpayer I.D. Number, under-reported dividend or interest income, or are already subject to backup withholding, Davis Growth & Income Fund is required by law to withhold a portion of any distributions you may receive-and send it to the U.S. Treasury.


HOW YOUR DIVIDENDS AND CAPITAL GAINS ARE TAXED

o If Davis Growth & Income Fund pays dividends, they are taxable to shareholders as ordinary income. Dividends include both net investment income and short-term capital gains.
o If Davis Growth & Income Fund pays net capital gains, they generally will be taxed as a long-term capital-gains distribution.

These payments may be taxed at different rates, depending on the length of time the Fund holds its assets. More information is provided in the instructions that come with your tax return.

Investment earnings (dividends and capital gains) are taxable in the year in which they were declared, not paid-whether they are received in cash or reinvested in shares.

Also, keep in mind that when you sell or exchange shares of the Fund, it may result in a taxable gain or loss.

We recommend that you consult with a tax adviser about any dividends and capital gains you may receive from Davis Growth & Income Fund.

HOW TO BUY, SELL AND EXCHANGE SHARES

Once you have opened an account with Davis, you can add to--or withdraw from--your initial purchase. This section provides an overview of the types of transactions you can perform as a shareholder of Davis Growth & Income Fund. This includes how to initiate these transactions and the charges that you may incur (if any) when buying, selling and exchanging shares.

YOU CAN OPEN AN ACCOUNT IF:
o You invest at least $5 million for an institution (trust company, bank trust, endowment, pension plan, foundation) acting on behalf of its own account or one or more clients.
o You invest at least $5 million for a government entity (a state, county, city, department, authority or similar government agency).
o You invest with an account established under a "wrap account" or other fee-based program that is sponsored and maintained by a registered broker-dealer approved by our distributor, Davis Distributors.

(chart)
BUYING SHARES

There are several ways you can buy Fund shares:

1. BY WIRE. You may buy shares at any time by wiring federal funds directly to our service provider, State Street. Before wiring an initial investment, the institutional shareholder or wrap program sponsor must call our distributor, Davis Distributors, at 1-800-279-0279 to let them know the fund and share class you will be buying. To ensure that the purchase is credited properly, follow these wire instructions:

     State Street Bank and Trust Company,
     Boston, MA 02210
     Attn.: Mutual Fund Services
     DAVIS GROWTH & INCOME FUND
     Shareholder Name,
     Shareholder Account Number,
     Federal Routing Number 011000028,
     DDA Number 9904-606-2

2. BY MAIL. Send the request to our service provider, State Street Bank and Trust. If you have a purchase form provided by State Street, include it with the check. If you do not have a form, include a letter with your check stating the name of the fund and that the investment should be made in Class Y shares. If you know your account number, include it on the check.

         Regular Mail
         ------------
         State Street Bank and Trust Company
         c/o Davis Funds
         P.O. Box 8406
         Boston, MA 02266-8406

         Overnight Mail
         --------------
         State Street Bank and Trust Company
         c/o Davis Funds
         66 Brooks Drive
         Braintree, MA 02184

3. BY DEALER. You may have your dealer order and pay for the shares. In this case, you must pay your dealer directly. Your dealer will then order the shares from our distributor, Davis Distributors. Please note that your dealer may charge a service or commission for buying these shares.

Generally, the Fund does not issue share certificates for purchases. Each time to add to or withdraw from your account, you will receive a statement showing the details of the transaction--along with any other transactions you made during the current year.


WHEN YOUR TRANSACTIONS ARE PROCESSED

The per-share price for purchases or sales made through our distributor, Davis Distributors, will be processed on the same day if the order is received before 4 p.m. Eastern Time. If State Street Bank and Trust requires additional documents to complete the purchase or sale, the transaction price will be determined at the close of business after all required documents are received.

For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must:

o  Receive your order before 4 p.m. Eastern Time.
o  Promptly transmit the order to State Street Bank and Trust.


SPECIAL NOTE FOR WRAP PROGRAM INVESTORS

Be aware that both Class A and Class Y shares are available by the Fund at net asset value to your sponsor. However, Class A shares are subject to additional expenses, and sponsors of wrap programs who buy Class A shares are generally entitled to commissions. If your sponsor has selected Class A shares, you should discuss these charges and weigh the benefits of any services to be provided by the sponsor against the higher expenses paid by Class A shareholders. For more information on these fees and expenses, you can request the prospectus covering Class A shares by calling Davis Distributors at 1-800-279-0279.

SELLING SHARES

You may sell back all or part of your shares to Davis Growth & Income Fund (known as a redemption) at any time, at net asset value minus any sales charges that may be due. You can sell the shares by telephone, by mail, or through a dealer.

For more information on selling shares by telephone, see "Transactions By Telephone" at the end of this section.

When you sell shares by mail, indicate the number of shares or dollar amount you wish to redeem and send the request to our service provider, State Street Bank and Trust. If more than one person owns the shares you wish to sell, all owners must sign a request.

When you sell shares through a dealer, you may be charged a service fee or commission for performing the transaction.

Redemption proceeds are usually paid to you in cash within seven days after State Street Bank and Trust receives your proper sale request. You will not be allowed to sell shares that have been paid for by check until the shares have been in your account for fifteen days.


WHAT YOU NEED TO KNOW BEFORE YOU SELL YOUR SHARES

o You will always receive cash for sales that total less than $250,000 or 1% of the Fund's net asset value during any 90-day period. Any sales above the cash limit may be paid in securities and would mean you would have to pay brokerage fees.
o If a certificate was issued for the shares you wish to sell, the certificate must by signed by the owner(s) and sent to State Street Bank and Trust along with the redemption request.
o Ordinarily, you only need a medallion signature guarantee on a share certificate, stock power, or redemption request for sales of more than $50,000. However, if you have made any changes to the Application Form since your account was opened, or if your address of record has changed in the last 30 days, you will need a medallion signature guarantee for all sales.
o   A sale may produce a gain or loss. Gains may be subject to tax.

[SIDEBAR]
A medallion signature guarantee is a written confirmation from an eligible guarantor institution, such as a securities broker-dealer or a commercial bank, that the signature(s) on the account is (are) valid.
Unfortunately, no other form of signature verification can be accepted.

A stock power is a letter signed by the owner of the shares that gives State Street Bank and Trust permission to transfer ownership of the shares to another person or group.


SPECIAL SALE SITUATIONS

o The Securities and Exchange Commission can suspend payment of sales under certain emergency circumstances if the New York Stock Exchange is closed for reasons other than customary closings and holidays.
o Davis Growth & Income Fund may make sales payments in securities if the Fund's Board of Directors decides that making cash payments would harm the Fund.

EXCHANGING SHARES

You can transfer Class Y shares of Davis Growth & Income Fund to Class Y shares in any other Davis Fund. This is known as an exchange. You can exchange shares by telephone (to accounts with identical registrations), by dealer or by mail. The initial exchange must be for at least $5 million for institutions or government entities or minimums set by wrap program sponsors. Class A shareholders who are eligible to buy Class Y shares may also exchange their shares for Class Y shares of the Fund. Exchanges are normally performed on the same day of the request if received by 4 p.m. Eastern Time. However, if your exchange involves a large sale, the transfer may take one to seven days.

For more information on exchanging shares by telephone, see "Transactions By Telephone" at the end of this section.

When you exchange shares by mail, you must send our service provider, State Street Bank and Trust, a written request for the exchange. If you hold share certificates, the certificates must by signed by the owner(s) and sent to State Street Bank and Trust along with the exchange request. No medallion signature guarantee is required unless shares are also being sold for cash and would otherwise require a medallion signature guarantee.

When you exchange shares through a dealer, you may be charged a service fee or commission for performing the transaction.

Before you decide to make an exchange, you must obtain the current prospectus of the desired fund. For federal income tax purposes, exchanges between funds are treated as a sale and a purchase. Therefore, there will usually be a recognizable capital gain or loss due to an exchange.

There are limits to the number of exchanges you can make each year. Currently, four exchanges are allowed during a 12-month period. Davis Distributors must approve any exchanges above the limit in writing.

YOU CAN MAKE EXCHANGES AMONG ANY OF THE FOLLOWING DAVIS FUNDS:
EQUITY FUNDS
------------
Davis New York Venture Fund
Davis Growth Opportunity Fund
Davis Financial Fund
Davis International Total Return Fund

GROWTH & INCOME FUNDS
---------------------
Davis Growth & Income Fund
Davis Real Estate Fund
Davis Convertible Securities Fund

BOND FUNDS
----------
Davis Intermediate Investment Grade Bond Fund
Davis Tax-Free High Yield Fund
Davis Government Bond Fund

GOVERNMENT MONEY MARKET FUND
----------------------------
Davis Government Money Market Fund



TRANSACTIONS BY TELEPHONE

A benefit of investing through Davis Funds is that you can use our telephone system to sell or exchange shares. If you do not wish to have this option activated for your account, you must note this on your Application Form.

When you call 1-800-279-0279, you can make a sale or exchange with Davis Funds in two ways:
o Speak directly with a representative during business hours (7 a.m. to 4 p.m. Mountain Time).
o If you have a TouchTone(TM) telephone, you can use the automated telephone system, known as DAVIS DIRECT Access, 24 hours a day, seven days a week.


[SET OFF]
YOU CAN USE DAVIS DIRECTACCESS TO:

o  GET THE PRICE, TOTAL RETURN AND FUND DESCRIPTION FOR ANY DAVIS FUND.
o  CHECK YOUR ACCOUNT BALANCE AND OTHER ACCOUNT INFORMATION.
o  SELL AND EXCHANGE SHARES.
o  GET THE MAILING ADDRESS AND WIRE INSTRUCTIONS FOR ANY DAVIS FUND.
o  REQUEST LITERATURE ABOUT ANY DAVIS FUND.

If you wish to sell shares by phone and receive a check in the mail:
o  The maximum amount that can be issued is $25,000.
o  The check can only be issued to the registered account owner.
o The check must be sent to the address on file with Davis. Your current address must be on file for 30 days.

When you sell or exchange shares over the telephone, you agree that Davis Growth & Income Fund is not liable for following telephone instructions believed to be genuine (that is, directed by the account holder). We use certain procedures to confirm that your instructions are genuine, including a request for personal identification (your account or Social Security number) and a tape recording of the conversation. If these procedures are not used, the Fund may be liable for unauthorized instructions.

Be aware that during unusual market conditions, Davis Funds may not be able to accept all requests by phone.

[INSIDE BACK COVER]


THE DAVIS FUNDS:
OVER 25 YEARS OF RELIABLE INVESTING

Davis Selected Advisers, investment adviser of the Davis Funds, has a history of investing for the long-term. Since our founding in 1969, we have been dedicated to delivering superior investment performance and service to our clients.

WE ARE LONG-TERM INVESTORS. We analyze high-quality growth companies that have been overlooked, buy their stock at value prices, and hold the shares for the long-term. This strategy was first developed by legendary Wall Street investor Shelby Cullom Davis, a leading financial adviser to governors and presidents.

Our investment approach has been refined for more than 25 years by his son, Shelby M.C. Davis, who is now Chief Investment Officer of Davis Selected Advisers. The Davis strategy is still followed today by the third generation of family members: Christopher C. Davis and Andrew A. Davis serve as either Portfolio Manager or Co-Portfolio Manager for many Davis Funds.

WE ARE FELLOW SHAREHOLDERS. The Davis family, directors and employees not only manage the company's mutual funds but also invest in them. Together, we have invested over $1 billion of our own money side-by-side with our shareholders.

Please take the time to read this prospectus carefully and, if you decide to invest with us, keep it as a reference guide. If you need more information about the Davis Funds, please call us or visit our Web site.

[DESIGN ISSUE: WILL THE SECTION BELOW BE PERFED?]

                            ADDRESS AND PHONE GUIDE

OUR TELEPHONE NUMBER                                   OUR INTERNET ADDRESS
1-800-279-0279                                         http://www.davisfunds.com

OUR MAILING ADDRESS
Davis Funds
124 East Marcy Street
Santa Fe, New Mexico 87501


OUR SERVICE PROVIDER'S REGULAR MAILING ADDRESS         OUR SERVICE PROVIDER'S OVERNIGHT MAILING ADDRESS
State Street Bank and Trust Company                    State Street Bank and Trust Company
c/o Davis Funds                                        c/o Davis Funds
P.O. Box 8406                                          66 Brooks Drive
Boston, MA 02266-8406                                  Braintree, MA 02184


[BACK COVER]

OTHER FUND DOCUMENTS

For more information about Davis Growth & Income Fund, request a free copy of the Statement of Additional Information or the Annual and Semi-Annual Reports. The STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about the Fund and its management and operations. The ANNUAL REPORT discusses the market conditions and investment strategies that significantly affected fund performance during the last year. The SEMI-ANNUAL REPORT updates information provided in the Annual Report for the next six months.

Davis Growth & Income Fund's Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.

WHERE YOU CAN GET THESE DOCUMENTS:

o BY TELEPHONE. Call Davis Funds toll-free at 1-800-279-0279, Monday-Friday, 7 a.m. to 4 p.m. Mountain Time.

o  VIA THE INTERNET.  Visit the SEC web site (WWW.SEC.GOV).

o FROM THE SEC. The SEC's Public Reference Room in Washington, D.C. For more information call 1-800-SEC-0330. Additional copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C., 20549-6009.

o  BY MAIL.  Specify the document you are requesting when writing to us.

                        DAVIS GROWTH & INCOME FUND, INC.
                             124 EAST MARCY STREET
                           SANTA FE, NEW MEXICO 87501
                                 1-800-279-0279



Investment Company Act File No. 811-1701

                      STATEMENT OF ADDITIONAL INFORMATION
                                DECEMBER 1, 1998


                          DAVIS NEW YORK VENTURE FUND
                                      AND
                           DAVIS GROWTH & INCOME FUND

                                    PART OF
                   DAVIS NEW YORK VENTURE FUND, 964952529INC
                             124 EAST MARCY STREET
                           SANTA FE, NEW MEXICO 87501
                                 1-800-279-0279




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE CLASS A, CLASS B AND CLASS C PROSPECTUSES DATED DECEMBER 1, 1998 AND THE CLASS Y PROSPECTUS DATED DECEMBER 1, 1998 FOR THE DAVIS NEW YORK VENTURE FUND AND DAVIS GROWTH & INCOME FUND. THE PROSPECTUSES MAY BE OBTAINED FROM THE 964952633FUND.

EACH FUND'S MOST RECENT ANNUAL 965891325REPORT AND SEMI-ANNUAL REPORT TO SHAREHOLDERS ARE SEPARATE DOCUMENTS SUPPLIED WITH THIS STATEMENT OF ADDITIONAL INFORMATION. THE ANNUAL REPORT, ACCOMPANYING NOTES AND REPORT OF INDEPENDENT AUDITORS APPEARING IN THE ANNUAL REPORT ARE INCORPORATED BY REFERENCE IN THIS STATEMENT OF ADDITIONAL 964952740INFORMATION.

                               TABLE OF CONTENTS


                                                                          PAGE

Section I:  Investment Strategies and Restrictions........................   4

             Investment Objective and Policies............................   4
             Portfolio Securities.........................................   4

                            Equity Securities
                            Foreign Securities
                            Real Estate Securities and REITs
                            Convertible Securities
                            Bonds & Other Debt Securities
                            High Yield, High Risk Debt Securities
                            Repurchase Agreements

             Other Investment Practices...................................   9
             Portfolio Transactions.......................................  11
             Investment Restrictions......................................  13

Section II:  Key Persons..................................................  16

             Organization of the Company..................................  16
             Directors and Officers.......................................  16
             Directors Compensation Schedule..............................  18
             Certain Shareholders of the Fund.............................  19
             Investment Advisory Services.................................  20
             Distribution of Company Shares...............................  22
             Other Important Service Providers............................  24


Section III:  Purchase, Exchange and Redemption of Shares.................  25

             Purchase of Shares...........................................  25
                            General
                            Alternative Purchase Arrangements
                            Class A Shares
                            Class B Shares
                            Class C Shares
                            Class Y Shares

             Telephone Privilege..........................................  31
             Exchange of Shares...........................................  31
             Redemption of Shares.........................................  32

Section IV:  General Information..........................................  35
--------------------------------

             Determining the Price of Shares..............................  35
             Year 2000 and Euro Conversion Issues.........................  35
             Dividends and Distributions..................................  36
             Federal Income Taxes.........................................  36
             Performance Data.............................................  37

Appendix A: Quality Ratings of Debt Securities............................  41
Appendix B: Term and Conditions for a Statement of Intention..............  43

Section I:  Investment Strategies and Restrictions


                       INVESTMENT OBJECTIVES AND POLICIES

         Davis New York Venture Fund's investment objective is growth of capital. Davis Growth & Income Fund's investment objectives are capital growth and income. There is no assurance that either Fund will achieve its investment objectives. An investment in the Funds may not be appropriate for all investors and short-term investing is discouraged.

         During normal market conditions Davis New York Venture Fund seeks growth of capital by investing primarily in equity securities of domestic companies with market capitalizations of at least $5 billion. The Fund may also invest in foreign companies and in companies with smaller market capitalizations.

         During normal market conditions Davis Growth & Income Fund seeks growth of capital by investing approximately 60% of its assets in a manner similar to Davis New York Venture Fund. To increase current income and to diversify its portfolio, the remaining 40% of Davis Growth & Income Fund's assets are invested in a combination of real estate securities, convertible securities, bonds, and cash. The Adviser may vary these asset allocations in response to market conditions. Davis Growth & Income Fund's investments may include high yield, high risk bonds, and may also invest in foreign securities.

         Either Fund may attempt to reduce market and currency fluctuation risks by engaging in related hedging transactions. These transactions involve additional risk considerations.


                              PORTFOLIO SECURITIES

         Both Davis New York Venture Fund and Davis Growth & Income Fund (collectively as the "Funds") may invest in each of the securities described below. Davis New York Venture Fund focuses its investments in equity securities. Davis Growth & Income Fund builds a core of equity securities but also makes substantial investments in the other types of securities.

         EQUITY SECURITIES. Equity securities represent an ownership position in a company. These securities may include, without limitation, common stocks, preferred stocks, and securities with equity conversion or purchase rights. The Funds usually purchase common stock. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The Funds' results will be related to the overall market for these securities. There is no limit on the percentage of its assets which the Funds may invest in equity securities.

         While predominately investing in the common stock of companies with market capitalizations of at least $5 billion, the Funds may also invest in issues with smaller capitalizations. The equity of smaller companies are subject to additional risks. Smaller companies are usually less established and less diversified than larger companies, and have fewer resources available to take advantage of opportunities or overcome challenges.

         Primary Risks. Events which have a negative impact on a business will probably be reflected in a decline in their equity securities. Furthermore, when the stock market declines most equity securities, even those issued by strong companies, are likely to decline in value.

         FOREIGN INVESTMENTS. Foreign securities are either issued by foreign companies or are principally traded in foreign markets ("foreign securities"). Foreign securities include equity securities, real estate securities, convertible securities, and bonds. Investments in foreign securities may be made through the purchase of individual securities on recognized exchanges and developed over-the-counter markets, through American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs") covering such securities, and through U.S. registered investment companies investing primarily in foreign securities. When the Funds invest in foreign securities, their operating expenses are likely to be higher than that of an investment company investing exclusively in U.S. securities, since the, custodial and certain other expenses are expected to be higher.

         Primary Risks. Investments in foreign securities may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. There is generally less publicly available information about foreign securities and securities markets, and there may be less government regulation and supervision of foreign issuers and securities markets. Foreign securities and markets may also be affected by political and economic instabilities, and may be more volatile and less liquid than domestic securities and markets. Investment risks may include expropriation or nationalization of assets, confiscatory taxation, exchange controls and limitations on the use or transfer of assets, and significant withholding taxes. Foreign economies may differ from the United States favorably or unfavorably with respect to inflation rates, balance of payments, capital reinvestment, gross national product expansion, and other relevant indicators. The Fund may attempt to reduce exposure to market and currency fluctuations by trading in currency futures contracts or options on futures contracts for hedging purposes only.

         REAL ESTATE SECURITIES AND REITS. Real estate securities are issued by companies which have at least 50% of the value of their assets, gross income, or net profits attributable to ownership, financing, construction, management or sale of real estate, or to products or services that are related to real estate or the real estate industry. Neither Davis New York Venture Fund nor Davis Growth & Income Fund invest directly in real estate. Real estate companies include real estate investment trusts ("REITs"), or other securitized real estate investments, brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

         Primary Risks. Real estate securities and REITs are subject to risks associated with the direct ownership of real estate. The Funds could also be subject to such risks by reason of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, over building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

         Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and failing to maintain exemption from registration under the Investment Company Act of 1940. Changes in interest rates may also affect the value of the debt securities in the Fund's portfolio. By investing in REITs indirectly through either of the Funds, a shareholder will bear not only his proportionate share of the expense of the Fund, but also, indirectly, similar expenses of the REITs, including compensation of management. Some real estate securities may be rated less than investment grade by rating services. Such securities may be subject to the risks of high yield, high risk securities discussed below.


         CONVERTIBLE SECURITIES. Generally, convertible securities are bonds, debentures, notes, preferred stocks, warrants or other securities that convert or are exchangeable into shares of the underlying common stock at a stated exchange ratio. Usually, the conversion or exchange is solely at the option of the holder. However, some convertible securities may be convertible or exchangeable at the option of the issuer or are automatically converted or exchanged at a time certain, or upon the occurrence of certain events, or have a combination of these characteristics. Usually a convertible security provides a long-term call on the issuer's common stock and therefore tends to appreciate in value as the underlying common stock appreciates in value. A convertible security may also be subject to redemption by the issuer after a certain date and under certain circumstances (including a specified price) established on issue. If a convertible security held by one of the Funds is called for redemption, that Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it.

         Primary Risks. Convertible bonds, debentures, and notes are varieties of debt securities, and as such are subject to many of the same risks, including interest rate sensitivity, changes in debt rating, and credit risk. In addition, convertible securities are often viewed by the issuer as future common stock subordinated to other debt and carry a lower rating than the issuer's non-convertible debt obligations. Thus, convertible securities are subject to many of the same risks as high yield, high risk securities. A more complete discussion of these risks is provided below in the sections entitled "Bonds and Other Debt Securities" and "High Yield, High Risk Debt Securities."

         Due to its conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock. A convertible security will normally also provide a higher yield than the underlying common stock (but generally lower than comparable non-convertible securities). Due to their higher yield, convertible securities generally sell above there "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because the yield acts as a price support. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase but will generally not increase to the same extent as the underlying common stocks.

         BONDS AND OTHER DEBT SECURITIES. Bonds and other debt securities may be purchased by the Funds to increase current income or to diversify their investment portfolios. The U.S. government, corporations and other issuers sell bonds and other debt securities to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. While there is no limit on the percentage of its assets which the Fund may invest in bonds and other debt securities, both Funds invest primarily in equity securities under normal market conditions. Davis Growth & Income Fund will typically make larger investments in bonds and other debt securities than will Davis New York Venture Fund.

         Primary Risks. Bonds and other debt securities are generally considered to be interest rate sensitive. The market value of the Funds' investments will change in response to changes in interest rates. During periods of falling interest rates, the value of debt securities held by the Funds generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

         HIGH YIELD, HIGH RISK DEBT SECURITIES. The real estate securities, convertible securities, bonds, and other debt securities which the Funds may invest in may include high yield, high risk debt securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investor Services ("Moody's") or unrated securities. Securities rated BB or lower by S&P and Ba or lower by Moody's are referred to in the financial community as "junk bonds" and may include D rated securities of issuers in default. Ratings assigned by credit agencies do not evaluate market risks. The Adviser considers the ratings assigned by S&P or Moody's as one of several factors in its independent credit analysis of issuers. A brief description of the quality ratings of these two services is contained in the section entitled "Quality Ratings of Debt Securities." Davis New York Venture Fund will not purchase securities rated BB or Ba or lower if the securities are in default at the time of purchase or if such purchase would then cause 5% or more of the Fund's net assets to be invested in such lower rated securities. Davis Growth & Income Fund will not purchase securities rated BB or Ba or lower if the securities are in default at the time of purchase or if such purchase would then cause more than 35% of the Fund's net assets to be invested in such lower rated securities.

         Primary Risks. While likely to have some quality and protective characteristics, high yield, high risk debt securities, whether or not convertible into common stock, usually involve increased risk as to payment of principal and interest. Issuers of such securities may be highly leveraged and may not have available to them traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         High yield, high risk debt securities are subject to greater price volatility than higher rated securities, tend to decline in price more steeply than higher rated securities in periods of economic difficulty or accelerating interest rates and are subject to greater risk of non-payment in adverse economic times. There may be a thin trading market for such securities. This may have an adverse impact on market price and the ability of the Funds to dispose of particular issues and may cause the Funds to incur special securities registration responsibilities, liabilities and costs and liquidity and valuation difficulties. Unexpected net redemptions may force the Funds to sell high yield, high risk debt securities without regard to investment merit, thereby possibly reducing return rates. Such securities may be subject to redemptions or call provisions which, if exercised when investment rates are declining, could result in the replacement of such securities with lower yielding securities, resulting in a decreased return. To the extent that the Funds invests in bonds that are original issue discount, zero coupon, pay-in-kind or deferred interest bonds, the Funds may have taxable interest income in excess of the cash actually received on these issues. In order to avoid taxation to the Funds, the Funds may have to sell portfolio securities to meet taxable distribution requirements.

         The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also tend to be more sensitive to economic and industry conditions than are higher rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis regarding individual lower rated bonds and the high yield, high risk market may depress the prices for such securities. If the negative factors such as the aforementioned adversely impact the market value of high yield, high risk securities, net asset value will be adversely affected.

         The high yield, high risk bond market comprised a small piece of the general bond market until the middle 1980's when issuance increased dramatically. Since that time, the high yield, high risk bond market has experienced only one recessionary environment but never has been exposed to a significant increase in interest rates. During the economic downturn that was experienced, prices of high yield, high risk bonds declined and defaults rose. Future economic downturns and/or significant increases in interest rates are likely to have a negative effect on the high yield, high risk bond market and consequently on the value of these bonds, as well as increase the incidence of defaults on such bonds.

         High yield, high risk bonds may be issued in a variety of circumstances. Some of the more common circumstances are issuance by corporations in the growth stage of their development, in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high yielding, high risk bonds often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the bonds of such issuers generally is greater than is the case with higher rated bonds. For example, during an economic downturn or recession, highly leveraged issuers of high yield, high risk bonds may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yielding bonds because such bonds are generally unsecured and are often subordinated to other creditors of the issuer. The costs associated with recovering principal and interest once a security has defaulted may impact the return to holders of the security. If the Funds experiences unexpectedly large net redemptions, it may be forced to sell high yield, high risk bonds out of the portfolio without regard to the investment merits of such sales. This could decrease the Fund's net assets. Since some of the Fund's expenses are fixed, this could also reduce the Fund's rate of return.

         The Funds may have difficulty disposing of certain high yield, high risk bonds because there may be a thin trading market for such bonds. Because not all dealers maintain markets in all high yield, high risk bonds, the Funds anticipate that such bonds could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on market price and the ability to dispose of particular issues and may also make it more difficult to obtain accurate market quotations or valuations for purposes of valuing the Funds' assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bid prices of such dealers or prices for actual sales. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of high yield, high risk bonds regardless of a fundamental analysis of the investment merits of such bonds. To the extent that the Funds purchase illiquid or restricted bonds, it may incur special securities registration responsibilities, liabilities and costs, and liquidity and valuation difficulties relating to such bonds.

         Bonds may be subject to redemption or call provisions. If an issuer exercises these provisions when investment rates are declining, the Funds will be likely to replace such bonds with lower yielding bonds resulting in a decreased return. Zero coupon, pay-in-kind and deferred interest bonds involve additional special considerations. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amount or par value. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently having similar maturities and credit quality. Pay-in-kind bonds pay interest in the form of other securities rather than cash. Deferred interest bonds defer the payment of interest to a later date. Zero coupon, pay-in-kind or deferred interest bonds carry additional risk in that, unlike bonds which pay interest in cash throughout the period to maturity, the Funds will realize no cash until the cash payment date unless a portion of such securities are sold. There is no assurance of the value or the liquidity of securities received from pay-in-kind bonds. If the issuer defaults, the Funds may obtain no return at all on its investment. To the extent that the Funds invest in bonds that are original issue discount, zero coupon, pay-in-kind or deferred interest bonds, the Funds may have taxable interest income in excess of the cash actually received on these issues. In order to distribute such income to avoid taxation to the Funds, the Funds may have to sell portfolio securities to meet its taxable distribution requirements under circumstances that could be adverse.

         Federal tax legislation limits the tax advantages of issuing certain high yield, high risk bonds. This could have a materially adverse effect on the market for high yield, high risk bonds.

         REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements, but normally will not enter into repurchase agreements maturing in more than seven days. A repurchase agreement, as referred to herein, involves a sale of securities to a Fund, with the concurrent agreement of the seller (a bank or securities dealer which the Adviser or Sub-Adviser determines to be financially sound at the time of the transaction) to repurchase the securities at the same price plus an amount equal to accrued interest at an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying securities and losses, including (a) possible decline in the value of the collateral during the period while the Funds seek to enforce their rights thereto; (b) possible loss of all or a part of the income during this period; and (c) expenses of enforcing its rights.

         The Funds will enter into repurchase agreements only when the seller agrees that the value of the underlying securities, including accrued interest (if any), will at all times be equal to or exceed the value of the repurchase agreement. The Funds will not enter into a repurchase agreement maturing in more than seven days if it would cause more than 15% of the value of their net assets to be invested in such transactions. Repurchase agreements maturing in less than seven days are not deemed illiquid securities for the purpose of the Funds' 15% limitation on illiquid securities.

                           OTHER INVESTMENT POLICIES
          (DAVIS NEW YORK VENTURE FUND AND DAVIS GROWTH & INCOME FUND)

         TEMPORARY DEFENSIVE INVESTMENTS. For defensive purposes or to accommodate inflows of cash awaiting more permanent investment, the Funds may temporarily and without limitation hold high-grade short-term money market instruments, cash and cash equivalents, including repurchase agreements.

         HEDGING FOREIGN CURRENCY RISKS. To attempt to reduce exposure to currency fluctuations, the Funds may trade in forward foreign currency exchange contracts (forward contracts), currency futures contracts and options thereon and securities indexed to foreign securities. These techniques may be used to lock in an exchange rate in connection with transactions in securities denominated or traded in foreign currencies, to hedge the currency risk in foreign securities held by the Funds and to hedge a currency risk involved in an anticipated purchase of foreign securities. Cross-hedging may also be utilized, that is, entering into a hedge transaction in respect to a different foreign currency than the one in which a trade is to be made or in which a portfolio security is principally traded. There is no limitation on the amount of assets that may be committed to currency hedging. However, the Funds will not engage in a futures transaction if it would cause the aggregate of initial margin deposits and premiums paid on outstanding options on futures contracts to exceed 5% of the value of its total assets (excluding in calculating such 5% any in-the-money amount of any option). Currency hedging transactions may be utilized as a tool to reduce currency fluctuation risks due to a current or anticipated position in foreign securities. The successful use of currency hedging transactions usually depends on the Adviser's or the Sub-Adviser's ability to forecast interest rate and currency exchange rate movements. Should interest or exchange rates move in an unexpected manner, the anticipated benefits of futures contracts, options or forward contracts may not be achieved or losses may be realized and thus the Funds could be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts, there are no daily price fluctuation limits with respect to options on currencies and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses. Unanticipated changes in currency prices may result in poorer overall performance for the Funds than if they had not entered into such contracts. When taking a position in an anticipatory hedge (when the Funds purchase a futures contract or other similar instrument to gain market exposure in anticipation of purchasing the underlying securities at a later date), the Funds are required to set aside cash or high-grade liquid securities to fully secure the obligation.

         A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. Such a contract gives the Funds a position in a negotiated, currently non-regulated market. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). Additionally, when the Adviser or Sub-Adviser believes that a foreign currency may suffer a substantial decline against the U.S. dollar, either Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. When the Adviser or Sub-Adviser believes that the U.S. dollar may suffer a substantial decline against a foreign currency, either Fund may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount in anticipation of purchasing foreign traded securities ("position hedge"). In this situation the Funds may, in the alternative, enter into a forward contract in respect to a different foreign currency for a fixed U.S. dollar amount ("cross hedge"). This may be done, for example, where the Adviser or Sub-Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.

         The Funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter. Currently, a significant portion or all of the value of an over-the-counter option may be treated as an illiquid investment and subject to the restriction on such investments as long as the SEC requires that over-the-counter options be treated as illiquid. Generally, the Funds would utilize options traded on exchanges where the options are standardized.

         The Funds may enter into contracts for the purchase or sale for future delivery of foreign currencies ("currency futures contracts") and may purchase and write put and call options to buy or sell currency futures contracts. A "sale" of a currency futures contract means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a currency futures contract means the incurring of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. Options on currency futures contracts to be purchased by the Funds will be traded on U.S. or foreign exchanges or over-the-counter.

         The Funds may also purchase securities (debt securities or deposits) which have their coupon rate or value at maturity determined by reference to the value of one or more foreign currencies. These strategies will be used for hedging purposes only. The Funds will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. Neither Fund will enter into a currency hedging position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities, options or futures positions or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Funds will comply with requirements established by the SEC with respect to coverage of options and futures strategies by mutual funds, and, if so required, will set aside liquid securities in a segregated account with its custodian bank in the amount prescribed. The Funds' custodian will maintain the value of such segregated account equal to the prescribed amount by adding or removing additional liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities.

         The Funds' ability to dispose of its positions in futures contracts, options and forward contracts will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are still developing. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options and forward contracts. If a secondary market does not exist with respect to an option purchased or written by the Funds over-the-counter, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option) with the result that (i) an option purchased by the Funds would have to be exercised in order for the Funds to realize any profit and (ii) the Funds may not be able to sell currencies covering an option written by the Funds until the option expires or it delivers the underlying futures currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively for the purposes set forth above. The Funds' ability to engage in currency hedging transactions may be limited by tax considerations.

         The Funds' transactions in forward contracts, options on foreign currencies and currency futures contracts will be subject to special tax rules under the Internal Revenue Code that, among other things, may affect the character of any gains or losses of the Funds as ordinary or capital and the timing and amount of any income or loss to the Funds. This, in turn, could affect the character, timing and amount of distributions by the Funds to shareholders. The Funds may be limited in its foreign currency transactions by tax considerations.

         RESTRICTED AND ILLIQUID SECURITIES. The Funds may invest in restricted securities which are subject to contractual restrictions on resale. The Funds' policy is to not purchase or hold illiquid securities (which may include restricted securities) if more than 15% of the Funds' net assets would then be illiquid.

         The restricted securities which the Funds may purchase include securities which have not been registered under the 1933 Act but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser or Sub-Adviser, under criteria established by the Funds' Board of Directors, will consider whether Rule 144A securities being purchased or held by the Funds are illiquid and thus subject to the Funds' policy limiting investments in illiquid securities. In making this determination, the Adviser or Sub-Adviser will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Adviser and Sub-Adviser and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required in light of the policy limiting investments in such securities. Investing in Rule 144A Securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         BORROWING. The Funds may borrow money in for temporary or emergency purposes. Neither Fund will borrow money with the intent of leveraging their investments. Borrowing activities are strictly limited as described in the section entitled, "Investment Restrictions".

         LENDING PORTFOLIO SECURITIES. The Funds may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. The Funds will not lend portfolio securities unless the loan is secured by collateral. The Davis New York Venture Fund will not lend securities if such a loan would cause more than 20% of the total value of its assets to then be subject to such loans. The Davis Growth & Income Fund will not lend securities if such a loan would cause more than 33 1/3% of the total value of its assets (including collateral received) to then be subject to such loans.

         WRITING COVERED OPTIONS. For income purposes, the Funds may write covered call options on their portfolio securities and purchase call options in closing transactions. The Funds may suffer an opportunity loss if the value of the underlying security should rise above the strike price of the call option before the option expires. The Funds do not currently intend to engage in any such transaction if it would cause more than 10% of total assets to be subject to options.

         A covered call option gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time until the option expires, generally within three to nine months, in return for the payment to the writer upon the issuance of the option of an amount called the "premium." A commission may be charged in connection with the writing of the option. The premium received for writing a call option is determined by the option markets. The premium paid plus the exercise price will always be greater than the market price of the underlying securities at the time the option is written. By writing a covered call option, a Fund foregoes, in exchange for the premium, the opportunity to profit from an increase in the market value of the underlying security above the exercise price, if the option is exercised. The call obligation is terminated upon exercise of the call option, expiration of the call or when the Fund effects a closing purchase transaction. A closing purchase transaction is one in which the writer purchases another call option in the same underlying security (identical as to exercise price, expiration date and number of shares). The writer thereby terminates its obligation and substitutes the second writer as the obligor to the original option purchaser. A closing purchase transaction would normally involve payment of a brokerage commission. During the remaining term of the option, if a Fund cannot enter into a closing purchase transaction, that Fund would lose the opportunity for realizing any gain over and above the premium through sale of the underlying security and if the security is declining in price that Fund would continue to experience such decline.


                        PORTFOLIO TRANSACTIONS.

         The Adviser and Sub-Adviser are responsible for the placement of portfolio transactions, subject to the supervision of the Board of Directors. Both Funds have adopted a policy to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. Subject to this policy, research services and placement of orders by securities firms for Fund shares may be taken into account as a factor in placement of portfolio transactions. In seeking the Funds' investment objectives, the Funds may trade to some degree in securities for the short term if the Adviser or Sub-Adviser believes that such trading is advisable.

         In placing executions and paying brokerage commissions, the Adviser or Sub-Adviser considers the financial responsibility and reputation of the broker or dealer, the range and quality of the services made available to the Funds and the professional services rendered, including execution, clearance procedures, wire service quotations and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's or Sub-Adviser's staff. In accordance with this policy, brokerage transactions may not be executed solely on the basis of the lowest commission rate available for a particular transaction. Research services provided to the Adviser or Sub-Adviser by or through brokers who effect portfolio transactions for the Funds may be used in servicing other accounts managed by the Adviser and likewise research services provided by brokers used for transactions of other accounts may be utilized by the Adviser or Sub-Adviser in performing services for the Funds. Subject to the requirements of best execution, the placement of orders by securities firms for shares of the Funds may be taken into account as a factor in the placement of portfolio transactions.

         On occasions when the Adviser or Sub-Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other fiduciary accounts, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution. In such event, the allocation will be made by the Adviser or Sub-Adviser in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund involved. In some instances, this procedure could adversely affect a Fund but the Adviser and Sub-Adviser deem that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

         The Adviser and Sub-Adviser believe that research from brokers and dealers is desirable, although not essential, in carrying out their functions, in that such outside research supplements the efforts of the Adviser and Sub-Adviser by corroborating data and enabling the Adviser and Sub-Adviser to consider the views, information and analyses of other research staffs. Such views, information and analyses include such matters as communicating with persons having special expertise on certain companies, industries, areas of the economy and/or securities prices, obtaining written materials on these or other areas which might affect the economy and/or securities prices, obtaining quotations on securities prices and obtaining information on the activities of other institutional investors. The Adviser and Sub-Adviser research, at their own expense, each security included in, or being considered for inclusion in, the Funds' portfolios. As any particular research obtained by the Adviser or Sub-Adviser may be useful to the Funds, the Board of Directors or its Committee on Brokerage, in considering the reasonableness of the commissions paid by the Funds, will not attempt to allocate, or require the Adviser to allocate, the relative costs or benefits of research.

         The Funds paid the following brokerage commissions:



                                                       Fiscal year ended July 31
                                                     1998              1997             1996
Davis New York Venture Fund
brokerage commissions paid                        $5,092,961        $3,616,808        $1,315,346
amount paid to brokers providing research                86%               87%               97%
brokerage commissions paid
to Shelby Cullom Davis & Co.(1)                  $   441,042       $   238,363          $97,362

Davis Growth & Income Fund
brokerage commissions paid                           $56,658(2)          NA                NA
amount paid to brokers providing research                96%(2)          NA                NA
brokerage commissions paid
to Shelby Cullom Davis & Co. (1)                     $13,500             NA                NA


(1) Shelby Cullom Davis & Co. is a broker-dealer who may be considered an affiliated person of the Adviser. During the fiscal year ended July 31, 1998, commissions received represented 8.65% of total commissions paid and 12.64% of the aggregate dollar amount of transactions involving the payment of commissions by the Davis New York Venture Fund. During the period from May 1, 1998 (commencement of operations) through July 31, 1998 commissions received represented 23.83% of total commissions paid and 32.75% of the aggregate dollar amount of transactions involving the payment of commissions by the Davis Growth & Income Fund.

(2) For the period from May 1, 1998 (commencement of operations) through July 31, 1998.

         Because of the Funds' investment policies, portfolio turnover rate will vary. At times it could be high, which could require the payment of larger amounts in brokerage commissions. The Adviser and Sub-Adviser are authorized to place portfolio transactions with Shelby Cullom Davis & Co., a member of the New York Stock Exchange, which may be deemed to be an affiliate of the Adviser, if the commissions are fair and reasonable and comparable to commissions charged by non-affiliated qualified brokerage firms for similar services. The Funds anticipate that, during normal market conditions, their annual portfolio turnover rate will be less than 100%.


                            INVESTMENT RESTRICTIONS

         The fundamental investment restrictions set forth below may not be changed without the approval of the holders of the lesser of (i) 67% of the eligible votes, if the holders of more than 50% of the eligible votes are represented or (ii) more than 50% of the eligible 964958160votes. All percentage limitations set forth in these restrictions apply as of the time of an investment without regard to later increases or decreases in the value of securities or total or net assets.

       Davis New York Venture Fund and Davis Growth & Income Fund have different fundamental investment restrictions and non-fundamental policies which are listed below.

DAVIS NEW YORK VENTURE FUND FUNDAMENTAL INVESTMENT RESTRICTIONS
---------------------------------------------------------------

1. Investment Objective. The Fund's investment objective is growth of capital.

2. Diversification. The Fund may not buy the securities of any company if more than 5% of the value of the Fund's total assets would then be invested in that company. (U.S. Government Securities, i.e. securities issued by the U.S. Government or its agencies or instrumentalities and repurchase agreements involving such securities, are not included in this limitation.)

       The Fund may not buy the securities of any company if after such purchase the Fund would then own more than 10% of such company's voting securities or any class of such company's securities. For this purpose, all debt securities are deemed to comprise a single class.

3. 964957580Concentration. The Fund does not concentrate its investments in any one industry and may not buy the securities of companies in any one industry if more than 25% of the value of the Fund's total assets would then be invested in companies in that industry. (U.S. Government Securities are not included in this limitation.)

4. Commodities and Futures 964957766Contracts. The Fund may not buy or sell commodities or commodity contracts, except contracts in respect to foreign currencies for hedging (risk reduction) purposes.

5. Options. The Fund may not purchase or write puts, calls, or a combination thereof ("option transactions"), except that the Fund may
       (i) write listed covered call options ("calls") on portfolio securities and purchase call options to close such transactions (provided that no such call is written if it would cause more than 25% of the value of the Fund's total assets to be subject to calls), (ii) purchase warrants issued by a company relating to its own securities or those of a company it is controlled by or controls or with which it is under common control and (iii) engage in option transactions in respect to foreign currencies for hedging purposes.

6. Real 964957673Estate. The Fund may not purchase real estate or real estate mortgages as such, but may purchase the liquid securities of companies, including real estate investment trusts, holding real estate or interests (including mortgage interests) therein.

7. Unseasoned Issuers. The Fund may not buy the securities of companies in continuous operation for less than three years (including predecessors) if more than 5% of the value of the Fund's total assets would then be invested in such securities.

8. Other Investment Companies. The Fund may not buy securities of other registered investment companies, except: (i) shares of investment companies investing primarily in foreign securities so long as such purchase does not cause the Fund to (a) have more than 5% of the value of its total assets invested in any one such company, (b) have more than 10% of the value of its total assets invested in the aggregate of all such companies, or (c) own more than 3% of the total outstanding voting stock of any such company; or (ii) as a part of a merger, consolidation, reorganization or acquisition of assets. An investor of the Fund may incur duplicate fees if shares of investment companies are purchased.

9. Short Selling, Margin, and Arbitrage. The Fund may not sell short, buy on margin or engage in arbitrage transactions. This restriction does not apply to transactions in respect to foreign currencies for hedging purposes.

10. Illiquid Securities. The Fund may not purchase illiquid securities if more than 15% of the value of the Fund's net assets would be invested in such securities.

11. Investing for Control. The Fund does not invest for the purpose of exercising control or management of other companies.

12. 964957261Borrowing. The Fund may not borrow money except from banks for extraordinary or emergency purposes in amounts not exceeding 10% of the value of the Fund's total assets (excluding the amount borrowed) at the time of borrowing. The Fund may not pledge or hypothecate any of its assets, except in connection with permitted borrowing in amounts not exceeding 15% of the value of the Fund's total assets (excluding the amount borrowed) at the time of such borrowing. (These restrictions do not apply to the use of margin deposits in connection with transactions in foreign currencies for hedging purposes.)

13. Affiliated Ownership. The Fund may not buy or continue to hold securities if any officers or directors of the Fund, the Adviser or the Adviser's General Partner own too many of the same securities. This would happen if any of these individuals own 1/2 of 1% or more of the securities and all such individuals who own that much or more own 5% of such securities.

14. 964957364Underwriting. The Fund does not engage in the underwriting of securities; however, the Fund may technically be considered an "underwriter" if it sells restricted securities.

15. Lending Money or 964957879Securities. The Fund may not lend money, except that it may buy debt securities customarily acquired by institutional investors. These debt securities may comprise all or a portion of an issue of "restricted" debt securities. The Fund may also buy debt securities which have been sold to the public and may enter into repurchase agreements. The Fund may lend its portfolio securities subject to having 100% collateral in cash or U.S. Government Securities. The Fund will not lend securities if such a loan would cause more than 20% of the total value of its assets to then be subject to such loans.

       DAVIS NEW YORK VENTURE FUND NON-FUNDAMENTAL POLICIES. In addition to the foregoing restrictions, Davis New York Venture Fund is subject to certain other non-fundamental policies which may be changed without shareholder approval including the following:

1. Senior Securities. The Fund may not issue senior securities nor sell short more than 5% of its total assets. This limitation does not apply to selling short against the box. .

DAVIS GROWTH & INCOME FUND FUNDAMENTAL INVESTMENT RESTRICTIONS
--------------------------------------------------------------

1. Senior 964957517Securities. The Fund may not issue senior securities nor sell short more than 5% of its total assets. This limitation does not apply to selling short against the box.

2. Borrowing. 964957298The Fund may borrow money from any source for temporary purposes in an amount not exceeding 5% of total assets. The Fund may borrow money from banks as a temporary measure in amounts not exceeding 33 1/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions. The Fund will not purchase portfolio securities on margin and will not purchase additional portfolio securities while borrowings exceed 5% of the total assets of the Fund.

3. Underwriting. The Fund does not engage in the underwriting of securities; however, the Fund may technically be considered an "underwriter" if it sells restricted securities.

4. Real Estate. The Fund may not purchase real estate or real estate mortgages as such, but may purchase the liquid securities of companies, including real estate investment trusts, holding real estate or interests (including mortgage interests) therein.

5. Commodities, Futures Contracts, and 964957814Options. The Fund may not purchase or sell futures contracts, forward contracts, options, and other derivative investments except for the sole purpose of hedging the portfolio against market, currency, interest rate, and other risks. Hedging transactions include, but are not limited to, writing covered calls, purchasing protective puts, selling futures to hedge existing positions, and buying futures in anticipation of purchasing the underlying securities. This prohibition does not limit the Fund's ability to purchase warrants, or adjustable rate debt obligations.

6. Lending. The Fund may not lend money, except that it may buy debt securities customarily acquired by institutional investors. These debt securities may comprise all or a portion of an issue of "restricted" debt securities. The Fund may also buy debt securities which have been sold to the public and may enter into repurchase agreements. The Fund may lend its portfolio securities subject to having 100% collateral in cash, U.S. Government Securities, or other liquid securities. The Fund will not lend securities if such a loan would cause more than 33 1/3% of the total value of its assets (including collateral received) to then be subject to such loans.

7. Diversification. With respect to 75% of its total assets the Fund will not: (a) make an investment that will cause more than 5% of the value of its total assets to be invested in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States ("U.S.") Government, its agencies or instrumentalities, or (b) acquire more than 10% of the voting securities of any one issuer.

8. 964957621Concentration. The Fund does not concentrate its investments in any one industry and may not buy the securities of companies in any one industry if 25% or more of the value of the Fund's total assets would then be invested in companies in that industry. (U.S. Government Securities are not included in this limitation.)

       DAVIS GROWTH & INCOME FUND NON-FUNDAMENTAL POLICIES. In addition to the foregoing restrictions, Davis Growth & Income Fund is subject to certain other non-fundamental policies, which may be changed without shareholder approval including the following:

1. Illiquid Securities. The Fund may not purchase illiquid securities if more than 15% of the value of the Fund's net assets would be invested in such securities.

2. Pledging Assets. The Fund may not pledge or hypothecate any of its assets, except in connection with permitted borrowing. This restriction does not apply to the use of margin deposits in connection with futures or options transactions.

3. High Yield, High Risk Securities. The Fund may not purchase securities rated BB or Ba or lower if such purchase would then cause more than 35% of the Fund's net assets to be invested in such securities.

4. Covered Calls. The Fund may not sell covered calls if, after giving effect to the sale, the market value of the Fund's portfolio securities subject to options would exceed 10% of the value of the Fund's total assets.

5. Warrants. The Fund may not purchase warrants if, after giving effect to the purchase, more than 5% of total assets would be invested in warrants.

Section II:  Key Persons
------------------------

                          ORGANIZATION OF THE COMPANY


         THE COMPANY. 964952876Davis New York Venture Fund, Inc. ("Company") is an open-end, diversified, management investment company incorporated in Maryland in 1968 and registered under the Investment Company Act of 1940. The Company is a series investment company which may issue multiple series, each of which would represent an interest in its separate portfolio. The Company currently offers two series, the Davis New York Venture Fund and the Davis Growth & Income Fund (a "Fund" or the "Funds"). On November 1, 1995 the Company changed its name from New York Venture Fund, Inc., to Davis New York Venture Fund, Inc.

         FUND SHARES. The Funds may issue shares in different classes. The Funds shares are currently divided into four classes, Class A, Class B, Class C, and Class Y shares. The Board of Directors may offer additional classes in the future and may at any time discontinue the offering of any class of shares. Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable. Each of the funds' shares represent an interest in the assets of the fund issuing the share and have identical voting, dividend, liquidation and other rights and the same terms and conditions as any other shares except that (i) each dollar of net asset value per share is entitled to one vote, (ii) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class are borne solely by each such class and (iii) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan, which pertains to a particular class, and other matters for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proportion, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the voting power of the Company can elect all of the directors of the Company. Due to the differing expenses of the classes, dividends of Class B and Class C shares are likely to be lower than for Class A shares, and are likely to be higher for Class Y shares than for any other class of shares. For more information about Class Y shares, call the Distributor at 1-800-279-0279 to obtain the Class Y prospectus.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the shareholders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that that the matter does not affect any interest of such series. Rule 18f-2 exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

         In accordance with Maryland law and the Company's By-laws, the Company does not hold regular annual shareholder meetings. Shareholder meetings are held when they are required under the Investment Company Act of 1940 or when otherwise called for special purposes. Special shareholder meetings may be called upon the written request of shareholders of at least 25% of the voting power that could be cast at the meeting.


                             DIRECTORS AND OFFICERS

         The Company's Board of Directors is responsible for the management and supervision of the Funds. The Board approves all significant agreements between the Company, on behalf of the Funds, and those companies that furnish services to the Funds. The names and addresses of the directors and officers of the Funds are set forth below, together with their principal business affiliations and occupations for the last five years. The asterisk following the names of Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis indicates that they are considered to be "interested persons" of the Company, as defined in the Investment Company Act. As indicated below, certain directors and officers of the Company hold similar positions with the following funds that are managed by the Adviser: Davis High Income Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Series, Inc. and Davis International Series, Inc. (collectively the "Davis Funds").

WESLEY E. BASS, JR. (8/21/31), 710 Walden Road, Winnetka, IL 60093. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; President, Bass & Associates (a financial consulting firm); formerly, First Deputy City Treasurer, City of Chicago, and Executive Vice President, Chicago Title and Trust Company.

JEREMY H. BIGGS (8/16/35),* Two World Trade Center, 94th Floor, New York, NY 10048. Director and Chairman of the Company and each of the Davis Funds; Director of the Van Eck Funds; Consultant to the Adviser. Vice Chairman, Head of Equity Research Department, Chairman of the U.S. Investment Policy Committee and member of the International Investment Committee of Fiduciary Trust Company International.

MARC P. BLUM (9/9/42), 233 East Redwood Street, Baltimore, MD 21202. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Chief Executive Officer, World Total Return Fund, L.P.; Member, Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (attorneys); Director, Mid-Atlantic Realty Trust.

JERRY D. GEIST (5/23/34), 931 San Pedro Dr. S.E., Albuquerque, NM 87108. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Chairman, Santa Fe Center Enterprises; President and Chief Executive Officer, Howard Energy International Utilities; Director, CH2M-Hill, Inc.; Retired Chairman and President, Public Service Company of New Mexico.

D. JAMES GUZY (3/7/36), 508 Tasman Drive, Sunnyvale, CA 94089. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Chairman, PLX Technology, Inc. (a manufacturer of semi-conductor circuits); Director, Intel Corp. (a manufacturer semi-conductor circuits), Cirrus Logic Corp. (a manufacturer of semi-conductor circuits) and Alliance Technology Fund (a mutual fund).

G. BERNARD HAMILTON (3/18/37), Avanti Partners, P.O. Box 1119, Richmond, VA 23218. Director of the Company and each of the Davis Funds; Managing General Partner, Avanti Partners, L.P.

LEROY E. HOFFBERGER (6/8/25), The Exchange - Suite 215, 1112 Kenilworth Drive, Towson, MD 21204. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (attorneys); Chairman, Mid-Atlantic Realty Trust; Director and President, CPC, Inc. (a real estate company); Director and Vice President, Merchant Terminal Corporation; formerly, Director of Equitable Bancorporation, Equitable Bank and Maryland National Bank, and formerly, Director and President, O-W Fund, Inc. (a private investment fund).

LAURENCE W. LEVINE (4/9/31), Walsh & Levine 40 Wall Street, 21st, Floor, New York, NY 10005. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; Partner, Bigham, Englar, Jones and Houston (attorneys); United States Counsel to Aerolineas Argentina; Director, various private companies.

CHRISTIAN R. SONNE (5/6/30), P.O. Box 777, Tuxedo Park, NY 10987. Director of the Company and each of the Davis Funds except Davis International Series, Inc.; General Partner of Tuxedo Park Associates (a land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (a private investment fund) until 1990; formerly, Vice President of Goldman Sachs & Company (investment banker).

SHELBY M.C. DAVIS (3/20/37), 4135 North Steers Head Road, Jackson Hole, WY 83001. President of the Fund and each of the Davis Funds; President of Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Director, Chairman and Chief Executive Officer, Venture Advisers, Inc.; Director, Davis Selected Advisers-NY, Inc.; Employee of Capital Ideas, Inc. (financial consulting firm); Consultant to Fiduciary Trust Company International; Director, Shelby Cullom Davis Financial Consultants, Inc.

ANDREW A. DAVIS (6/25/63),* 124 East Marcy Street, Santa Fe, NM 87501. Director and Vice President of the Company and each of the Davis Funds (except Davis International Series, Inc.), Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Director and President, Venture Advisers, Inc.; Director and Vice President, Davis Selected Advisers-NY, Inc.; Consultant to Capital Ideas, a private financial consultant. Former Vice President and head of convertible security research, PaineWebber, Incorporated.

CHRISTOPHER C. DAVIS (7/13/65),* 609 Fifth Ave, New York, NY 10017. Director and Vice President of the Company and each of the Davis Funds; Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Director, Vice Chairman, Venture Advisers, Inc.; Director, Chairman, Chief Executive Officer, Davis Selected Advisers-NY, Inc.; Chairman and Director, Shelby Cullom Davis Financial Consultants, Inc.; employee of Shelby Cullom Davis & Co., a registered broker/dealer; Director, Rosenwald, Roditi and Company, Ltd., an offshore investment management company.

KENNETH C. EICH (8/14/53), 124 East Marcy Street, Santa Fe, NM 87501. Vice President of the Fund and each of the Davis Funds, Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Chief Operating Officer, Venture Advisers, Inc.; Vice President, Davis Selected Advisers-NY, Inc.; President, Davis Distributors, L.L.965742481C. Former President and Chief Executive Officer of First of Michigan Corporation. Former Executive Vice President and Chief Financial Officer of Oppenheimer Management Corporation.

CAROLYN H. SPOLIDORO (11/19/52), 124 East Marcy Street, Santa Fe, NM 87501. Vice President of the Company and each of the Davis Funds; Vice President, Venture Advisers, Inc.

SHARRA L. REED (9/25/66), 124 East Marcy Street, Santa Fe NM 87501. Vice President, Treasurer and Assistant Secretary of the Company and each of the Davis Funds, Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Vice President of Venture Advisers, Inc. Former Unit Manager with Investors Fiduciary Trust Company.

THOMAS D. TAYS (3/7/57), 124 East Marcy Street, Santa Fe NM 87501.Vice President and Secretary of the Company and each of the Davis Funds, Selected American Shares, Inc. Selected Special Shares, Inc. and Selected Capital Preservation Trust. Vice President and Secretary, Venture Advisers, Inc., Davis Selected Advisers-NY, Inc., and Davis Distributors, L.L.C. Former Vice President and Special Counsel of U.S. Global Investors, Inc.

SHELDON R. STEIN (11/29/28), 30 North LaSalle Street, Suite 2900, Chicago, IL 60602, Assistant Secretary of the Company and each of the Davis Funds, Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Partner D'Ancona & Pflaum, the Company's legal counsel.

ARTHUR DON (9/24/53), 30 North LaSalle Street, Suite 2900, Chicago, IL 60602, Assistant Secretary of the Company and each of the Davis Funds, Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Partner D'Ancona & Pflaum, the Company's legal counsel.

         The Company does not pay salaries to any of its officers. The Adviser performs certain services on behalf of the Company and is reimbursed by the Company for the costs of providing these services.


                    DIRECTORS COMPENSATION 965742428SCHEDULE

         During the fiscal year ended July 31, 1998, the compensation paid to the directors who are not considered to be interested persons of the Company was as follows:

                            AGGREGATE COMPANY                  TOTAL
                NAME           COMPENSATION             COMPLEX COMPENSATION*

Wesley E. Bass                  $20,400                      $45,600
Marc P. Blum                     18,600                       42,000
Jerry D. Geist                   18,600                       42,000
D. James Guzy                    18,600                       42,000
G. Bernard Hamilton              18,600                       47,000
LeRoy E. Hoffberger              18,600                       42,000
Laurence W. Levine               18,600                       42,000
Christian R. Sonne               18,600                       42,000

* Complex compensation is the aggregate compensation paid, for services as a Director, by all mutual funds with the same investment adviser.


                   CERTAIN SHAREHOLDERS OF THE 965805289FUND

         The following table sets forth, as of September 2, 1998 the name and holdings of each person known by the Company to be a record owner of more than 5% of the outstanding shares of any Class of either of its Funds. The Fund is not aware of any shareholder that beneficially owns in excess of 25% of the Fund's total outstanding shares.

                                                               PERCENT OF CLASS
NAME AND ADDRESS                                                  OUTSTANDING
----------------                                                  -----------

DAVIS NEW YORK VENTURE FUND
CLASS A SHARES

Merrill Lynch Pierce Fenner & Smith                                 19.58%
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

DAVIS NEW YORK VENTURE FUND
CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith                                 31.84%
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

DAVIS NEW YORK VENTURE FUND
CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith                                 47.84%
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

DAVIS NEW YORK VENTURE FUND
CLASS Y SHARES

Merrill Lynch Pierce Fenner & Smith                                 60.61%
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

DAVIS GROWTH & INCOME FUND
CLASS A SHARES
Shelby Cullom Davis & Co.                                           49.24%
Investment #3
609 5th Avenue, 11th Floor
New York, New York 10017-1021

Christopher C. Davis                                                 9.84%
9 East 81st Street
New York, New York 10028-0205

DAVIS GROWTH & INCOME FUND
CLASS B SHARES
Merrill Lynch Pierce Fenner & Smith                                 16.59%
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

DAVIS GROWTH & INCOME FUND
CLASS C SHARES
Merrill Lynch Pierce Fenner & Smith                                 21.19%
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

DAVIS GROWTH & INCOME FUND
CLASS Y SHARES
Merrill Lynch Pierce Fenner & Smith                                 99.49%
4800 Deerlake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

The Directors and Officers of the funds as a group, owned the following percentages of the outstanding shares of each Class of both Funds' 965814938shares965814938:

DAVIS NEW YORK VENTURE FUND
         CLASS A SHARES                                             1.08%
         CLASS B SHARES                                    under    1%
         CLASS C SHARES                                    under    1%
         CLASS Y SHARES                                    under    2.89%

DAVIS GROWTH & INCOME FUND
         CLASS A SHARES                                             60.13%
         CLASS B SHARES                                    under    1%
         CLASS C SHARES                                    under    1%
         CLASS Y SHARES                                    under    1%


                          INVESTMENT ADVISORY SERVICES

         Davis Selected Advisers, L.P. (the "Adviser") whose principal office is at 124 East Marcy Street, Santa Fe, New Mexico 87501, serves as the investment adviser of both Funds. Venture Advisers, Inc. is the Adviser's sole general partner. Shelby M.C. Davis is the controlling shareholder of the general 965815574partner. Subject to the direction and supervision of the Board of Directors, the Adviser manages the investment and business operations of the Funds. Davis Distributors, LLC ("the Distributor"), a subsidiary of the Adviser, serves as the distributor or principal underwriter of the Funds' shares. Davis Selected Advisers-NY, Inc., ("DSA-NY") a wholly owned subsidiary of the Adviser, performs research and other services for the Funds on behalf of the Adviser under a Sub-Advisory Agreement with the 965815664Adviser. The Adviser also acts as investment adviser for Davis High Income Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Series, Inc., Davis International Series, Inc., (collectively with the Fund, the "Davis Funds"), Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust (collectively the "Selected Funds"). The Distributor also acts as the principal underwriter for the Davis Funds and the Selected Funds.

         ADVISORY AGREEMENT. Pursuant to the Advisory Agreement, each fund pays the Adviser a fee according to a separate negotiated fee schedule. Advisory fees are allocated among each Class of shares in proportion to each Classes' relative total net assets.

         The Davis New York Venture Fund pays the Adviser a fee at the annual rate based on average net assets, as follows: 0.75% on the first $250 million; 0.65% on the next $250 million; 0.55% on the next $2.5 billion; 0.54% on the next $1 billion; 0.53% on the next $1 billion; 0.52% on the next $1 billion; 0.51% on the next $1 billion; and 0.50% of average net assets in excess of $7 billion. The aggregate advisory fees paid by the Davis New York Venture Fund to the Adviser for fiscal years ended July 31, 1998, 1997, and 1996, were $47,535,606, $22,385,196, and $12,351,657 965816499respectively

         The Davis Growth & Income Fund pays the Adviser a fee at the annual rate based on average net assets, as follows: 0.75% on the first $250 million; 0.65% on the next $250 million; 0.55% on total net assets over $500 million. The aggregate advisory fees paid by Davis Growth & Income Fund to the Adviser for the period May 1, 1998 (inception of operations) through July 31, 1998, was $102,832.

         These fees are higher than that of most other mutual funds but is not necessarily higher than that paid by funds with similar objectives. The Company also reimburses the Adviser for its costs of providing certain accounting and financial reporting, shareholder services and compliance with state securities laws. Under the Sub-Advisory Agreement with DSA-NY, the Adviser pays all of DSA-NY's direct and indirect costs of operations.
All the fees paid to DSA-NY are paid by the Adviser and not the Funds.

         The Advisory Agreement also makes provisions for portfolio transactions and brokerage policies of the Funds which are discussed above under "Portfolio Transactions."

         In accordance with the provisions of the Investment Company Act of 1940, the Advisory Agreement will terminate automatically upon assignment and is subject to cancellation upon 60 days' written notice by the Company's Board of Directors, the vote of the holders of a majority of the Funds outstanding shares, or the Adviser. The continuance of the Advisory Agreement must be approved at least annually by the Funds Board of Directors or by the vote of holders of a majority of the outstanding shares of the Fund. In addition, any new agreement or the continuation of the existing agreement must be approved by a majority of directors who are not parties to the agreement or interested persons of any such party.

         Pursuant to the Advisory Agreement, the Adviser, subject to the general supervision of the Funds' Board of Directors, provides management and investment advice, and furnishes statistical, executive and clerical personnel, bookkeeping, office space, and equipment necessary to carry out its investment advisory functions and such corporate managerial duties as requested by the Board of Directors of the Funds. The Funds bear all expenses other than those specifically assumed by the Adviser under the Advisory Agreement, including preparation of its tax returns, financial reports to regulatory authorities, dividend determinations, transaction and accounting matters related to its custodian bank, transfer agency, custodial and shareholder services, and qualification of its shares under federal and state securities 965816929laws. Each fund reimburses the Adviser for providing certain services. Such reimbursements are detailed 965819756below:



                                                     Fiscal year ended July 31st
                                                         1998              1997             1996
Davis New York Venture Fund
accounting and administrative services               $  416,664        $127,087       $ 65,004
qualifying shares for sale with state agencies       $   14,004        $ 13,169       $ 12,000
shareholder services                                 $1,024,000        $151,226       $141,804

                                                     For the period from May 1, 1998 (inception of
                                                      operations) through July 31, 1998:
Davis Growth & Income Fund
accounting and administrative services                  $1,500
qualifying shares for sale with state agencies          $3,249
shareholder services                                    $1,649


         CODE OF ETHICS. The Adviser has adopted a Code of Ethics which regulates the personal securities transactions of the Adviser's investment personnel, other employees, and affiliates, with access to information regarding securities transactions of the Funds. The Code of Ethics requires investment personnel to disclose personal securities holdings upon commencement of employment and all subsequent trading activity to the Adviser's Compliance Officer. Investment personnel are prohibited from engaging in any securities transactions, including the purchase of securities in a private offering, without the prior consent of the Compliance Officer. Additionally, such personnel are prohibited from purchasing securities in an initial public offering and are prohibited from trading in any securities (i) for which the fund has a pending buy or sell order, (ii) which the fund is considering buying or selling, or (iii) which the fund purchased or sold within seven calendar days.


                         DISTRIBUTION OF COMPANY SHARES

         DISTRIBUTION PLANS. Class A, Class B, and Class C shares have each adopted Distribution Plans under which each fund 966504436reimburses the Distributor for some of its distribution expenses. The Distribution Plans were approved by the Funds' Board of Directors in accordance with Rule 12b-1 under the Investment Company Act of 1940. Rule 12b-1 regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares. Payments pursuant to a Distribution Plan are included in the operating expenses of the Class.

         CLASS A SHARES. Payments under the Class A Distribution Plan are limited to an annual rate of 0.25% of the average daily net asset value of the Class A shares. Such payments are made to reimburse the Distributor for the fees it pays to its salespersons and other firms for selling the Funds' Class A shares, servicing its shareholders and maintaining its shareholder accounts. Where a commission is paid for purchases of $1 million or more of Class A shares and as long as the limits of the Distribution Plan have not been reached, such payment is also made from 12b-1 distribution fees received from the Funds. Normally, such fees are at the annual rate of 0.25% of the average net asset value of the accounts serviced and maintained on the books of each fund. Payments under the Class A Distribution Plan may also be used to reimburse the Distributor for other distribution costs (excluding overhead) not covered in any year by any portion of the sales charges the Distributor retains.

         CLASS B SHARES. Payments under the Class B Distribution Plan are limited to an annual rate of 1% of the average daily net asset value of the Class B shares. In accordance with current applicable rules, such payments are also limited to 6.25% of gross sales of Class B shares plus interest at 1% over the prime rate on any unpaid amounts. The Distributor pays broker/dealers up to 4% in commissions on new sales of Class B shares. Up to an annual rate of 0.75% of the average daily net assets is used to reimburse the Distributor for these commission payments. Most or all of such commissions are reallowed to salespersons and to firms responsible for such sales. No commissions are paid by the Company with respect to sales by the Distributor to officers, directors, and full-time employees of the fund, the Distributor, the Adviser, the Adviser's general partner, or DSA-NY. Up to 0.25% of average net assets is used to reimburse the Distributor for the payment of service and maintenance fees to its salespersons and other firms for shareholder servicing and maintenance of its shareholder accounts.


         CLASS C SHARES. Payments under the Class C Distribution Plan are also limited to an annual rate of 1% of the average daily net asset value of the Class C shares, and are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan. The entire amount of payments may be used to reimburse the Distributor for the payments of commissions, service, and maintenance fees to its salespersons and other firms for selling new Class C shares, shareholder servicing and maintenance of its shareholder accounts.

         CARRYOVER PAYMENTS. If, due to the foregoing payment limitations, either fund is unable to pay the Distributor the 4% commission on new sales of Class B shares, or the 1% commission on new sales of Class C shares, the Distributor intends, but is not obligated, to accept new orders for shares and pay commissions in excess of the payments it receives from the fund. The Distributor intends to seek full payment from the Funds of any excess amounts with interest at 1% over the prime rate at such future date, when and to the extent such payments on new sales would not be in excess of the limitations. The Funds are not obligated to make such payments; the amount (if any), timing and condition of any such payments are solely within the discretion of the directors of the Company, who are not interested persons of the Distributor or the Company and have no direct or indirect financial interest in the Class B Distribution Plan (the "Independent Directors"). If either Fund terminates its Class B share or Class C share Distribution Plan, the Distributor will ask the Independent Directors to take whatever action they deem appropriate with regard to the payment of any excess amounts. As of July 31, 1998, the Distributor paid

$93,577.161 in commissions on behalf of the Company for which the Distributor had not yet received reimbursement.

         ADDITIONAL INFORMATION CONCERNING THE DISTRIBUTION PLANS. In addition, to the extent that any investment advisory fees paid by the Company may be deemed to be indirectly financing any activity which is primarily intended to result in the sale of Company shares within the meaning of Rule 12b-1, the Distribution Plans authorize the payment of such fees.

         The Distribution Plans continue annually so long as they are approved in the manner provided by Rule 12b-1 or unless earlier terminated by vote of the majority of the Independent Directors or a majority of a Fund's outstanding Class of shares. The Distributor is required to furnish quarterly written reports to the Board of Directors detailing the amounts expended under the Distribution Plans. The Distribution Plans may be amended provided that all such amendments comply with the applicable requirements then in effect under Rule 12b-1. Currently, Rule 12b-1 provides that as long as the Distribution Plans are in effect, the Company must commit the selection and nomination of candidates for new Independent Directors to the sole discretion of the existing Independent Directors.

         DEALER COMPENSATION. As described herein, dealers or others may receive different levels of compensation depending on which class of shares they sell. The Distributor may make expense reimbursements for special training of a dealer's registered representatives or personnel of dealers and other firms who provide sales or other services in respect to the funds and/or its shareholders, or to defray the expenses of meetings, advertising or equipment. Any such amounts may be paid by the Distributor from the fees it receives under the Class A, Class B and Class C Distribution 965888799Plans.

         In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents who sell shares of the Funds. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Funds and/or the other Davis Funds managed by the Adviser during a specified period of time.


         Shares of the Funds may also be sold through banks or bank-affiliated dealers. Any determination that such banks or bank-affiliated dealers are prohibited from selling shares of the Funds under the Glass-Steagall Act would have no material adverse effects on the funds. State securities laws may require such firms to be licensed as securities dealers in order to sell shares of the Fund.


         KRC INVESTMENT ADVISERS, LLC. KRC Investment Advisers, LLC ("965824813KRC"), a registered investment adviser owned and managed by members of the immediate and extended family of LeRoy E. Hoffberger, a Director of the Company, has entered into a service agreement (the "Services Agreement") with the Distributor which provides payments to KRC under the Funds Rule 12b-1 Plan. Under the Services Agreement, KRC will provide shareholder maintenance services to clients, in respect of shares of the Company, and the Distributor will pay KRC a fee at the annual rate of 0.25% of average net assets of the accounts of clients maintained and serviced by KRC. Payments made by the Distributor under the Services Agreement will be reimbursed by the Company under its Rule 12b-1 Plan. Those payments will be made in connection with shareholder maintenance services provided by that investment adviser to its clients who are shareholders of the Company which include, among others, Mr. Hoffberger and members of his immediate and extended family and trusts of which they are beneficiaries or trustees. The cost of these services and advisory services provided by KRC are borne by the clients. Mr. Hoffberger does not have any ownership interest in or otherwise have any control of KRC.


         THE DISTRIBUTOR. Davis Distributors, LLC, ("the Distributor"), 124 East Marcy, Santa Fe, New Mexico, 87501 is a wholly owned subsidiary of the Adviser and pursuant to a Distributing Agreement acts as principal underwriter of the funds shares on a continuing basis pursuant to a Distributing 965818002Agreement. Pursuant to the Distributing Agreement, the Distributor pays for all expenses in connection with the preparation, printing, and distribution of advertising and sales literature for use in offering the funds shares to the public, including reports to shareholders to the extent they are used as sales literature. The Distributor also pays for the preparation and printing of prospectuses other than those forwarded to existing shareholders. The continuance and assignment provisions of the Distributing Agreement are the same as those of the Advisory Agreement.

         The Distributor or the Adviser, in its capacity as distributor, received total sales charges (which the Funds do not pay) on the sale of Class A 965887241shares:


                                     Fiscal year ended July 31st
                                        1998              1997             1996

Davis New York Venture Fund          $38,272,705       $16,907,761      $11,092,007
  Amount reallowed to dealers        $32,490,924       $14,249,725      $ 9,343,681
Davis Growth & Income Fund           $   360,457*         NA                NA
  Amount reallowed to dealers        $   303,403*         NA                NA


*for the period from May 1, 1998 (inception of operations) through July 31,
1998.

         The Distributor or the Adviser, in its capacity as distributor, also received compensation on redemptions and repurchases of shares. For the fiscal year ended July 31, 1998, the Distributor received $2,999 for Class A shares, $2,310,146 for Class B shares, and $311,622 for Class C shares as compensation on redemptions and repurchases from the Davis New York Venture Fund. For the period from May 1, 1998 (commencement of operations) through July 31, 1998, the Distributor received $704 for Class B shares and $258 for Class C shares as compensation on redemptions and repurchases from the Davis Growth & Income 965888089Fund.

         The Distributor or the Adviser, in its capacity as distributor, received the following amounts as reimbursements under the Distribution plans:


                                                     Fiscal year ended
                                                     1998              1997             1996
Davis New York Venture Fund
  Class A Shares                                     $11,710,409       $5,705,119       $2,614,412
  Class B Shares                                     $20,695,694       $6,131,202       $1,561,856
  Class C Shares                                     $ 9,471,710       $2,868,760       $  570,693

Davis Growth & Income Fund
  Class A Shares                                     $25,387*              NA                NA
  Class B Shares                                     $28,141*              NA                NA
  Class C Shares                                     $ 6,973*              NA                NA


* For the period from May 1, 1998 (inception of operations) through July 31,
1998.


                       OTHER IMPORTANT SERVICE PROVIDERS

         965819879CUSTODIAN. State Street Bank and Trust Company ("State Street" or "Custodian"), One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian of the Company's assets. The Custodian maintains all of the instruments representing the Company's investments and all cash. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits the Company assets in payment of the Fund's expenses, pursuant to instructions of officers or resolutions of the Board of Directors. The Custodian also provides certain fund accounting and transfer agent services.

         AUDITORS. KPMG Peat Marwick, 707 17th St. Suite 2300, Denver, Colorado 80202, serves as independent auditors for each of the funds. The audit includes examination of annual financial statements furnished to shareholders and filed with the Securities and Exchange Commission, consultation on financial accounting and reporting matters, and meeting with the Audit Committee of the Board of Directors. In addition, the auditors review federal and state income tax returns and related forms.

         COUNSEL. D'Ancona & Pflaum, 30 N. LaSalle Street, Suite 2900, Chicago, IL. 60602, serves as counsel to the Company and also serves as counsel for those members of the Board of Directors who are not affiliated with the Adviser.


Section III: Purchase, Redeem and Exchanging Shares
---------------------------------------------------

                          PURCHASE OF SHARES

         GENERAL. You can purchase Class A, Class B, or Class C shares of either fund from any dealer or other person having a sales agreement with the Distributor. Class Y shares are offered only to certain qualified purchasers, as described below.

         There are three ways to make an initial investment of Class A, Class B, or Class C shares in the Funds. One way is to fill out the Application Form included in the Prospectus and mail it to State Street Bank and Trust Company ("State Street") at the address on the Form. The dealer must also sign the Form. Your dealer or sales representative will help you fill out the Form. All purchases made by check (minimum $1,000, except $250 for retirement plans) should be in U.S. dollars and made payable to THE DAVIS FUNDS, or in the case of a retirement account, the custodian or trustee. THIRD PARTY CHECKS WILL NOT BE ACCEPTED. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

         The second way to make an initial investment is to have your dealer order and remit payment for the shares on your behalf. The dealer can also order the shares from the Distributor by telephone or wire. You can also use this method for additional investments of at least $1,000.

         The third way to purchase shares is by wire. Shares may be purchased at any time by wiring federal funds directly to State Street. Prior to an initial investment by wire, the shareholder should telephone Davis Distributors, LLC at 1-800-279-0279 to advise them of the investment and class of shares and to obtain an account number and instructions. A completed Plan Adoption Agreement or Application Form should be mailed to State Street after the initial wire purchase. To assure proper credit, the wire instructions should be made as follows:

                                    State Street Bank and Trust Company,
                                    Boston, MA 02210 Attn.: Mutual Fund
                                    Services DAVIS NEW YORK VENTURE FUND; or
                                    DAVIS GROWTH & INCOME FUND Shareholder
                                    Name, Shareholder Account Number, Federal
                                    Routing Number 011000028, DDA Number
                                    9904-606-2

         After your initial investment, you can make additional investments of at least $25. Simply mail a check payable to "The Davis Funds" to State Street Bank and Trust Company, c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406. For overnight delivery, please send your check to State Street Bank and Trust Company, c/o the Davis Funds, 66 Brooks Drive, Braintree, MA. 02184. THIRD PARTY CHECKS WILL NOT BE ACCEPTED. The check should be accompanied by a form which State Street will provide after each purchase. If you do not have a form, you should tell State Street that you want to invest the check in shares of the applicable fund. If you know your account number, you should also provide it to State Street.

         The Company does not issue certificates for Class A shares unless you request a certificate each time you make a purchase. Certificates are not issued for Class B or Class C shares or for accounts using the Automatic Withdrawal Plan. The Company does not issue certificates for Class Y shares. Instead, shares purchased are automatically credited to an account maintained for you on the books of the Company by State Street. You will receive a statement showing the details of the transaction and any other transactions you had during the current year each time you add to or withdraw from your account.

         ALTERNATIVE PURCHASE ARRANGEMENTS. Each fund offers four classes of shares. With certain exceptions described below, Class A shares are sold with a front-end sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within six years after purchase. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. Class C shares are purchased at their net asset value per share without the imposition of a front-end sales charge but are subject to a 1% deferred sales charge if redeemed within one year after purchase and do not have a conversion feature. Class Y shares are offered to (i) trust companies, bank trusts, pension plans, endowments or foundations acting on behalf of their own account or one or more clients for which such institution acts in a fiduciary capacity and investing at least $5,000,000 at any one time ("Institutions"); (ii) any state, county, city, department, authority or similar agency which invests at least $5,000,000 at any one time ("Governmental Entities"); and (iii) any investor with an account established under a "wrap account" or other similar fee-based program sponsored and maintained by a registered broker-dealer approved by the Distributor ("Wrap Program Investors"). Class Y shares are sold at net asset value without the imposition of Rule 12b-1 charges.

         Wrap Program Investors should be aware that both Class A and Class Y shares are made available by the Company at net asset value to sponsors of wrap programs. However, Class A shares are subject to additional expenses under the Company's Class A Distribution Plan and sponsors of wrap programs utilizing Class A shares are generally entitled to payments under the Plan. If the sponsor has selected Class A shares, investors should discuss these charges with their program's sponsor and weigh the benefits of any services to be provided by the sponsor against the higher expenses paid by Class A shareholders.

         Depending on the amount of the purchase and the anticipated length of time of the investment, investors may choose to purchase one Class of shares rather than another. Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over time, might consider Class A shares. Other investors might consider Class B or Class C shares, in which case 100% of the purchase price is invested immediately. The Company will not accept any purchase of Class B shares in the amount of $250,000 or more per investor. Such purchase must be made in Class A shares. Class C shares may be more appropriate for the short-term investor. The Company will not accept any purchase of Class C shares when Class A shares may be purchased at net asset value.

         CLASS A SHARES. Class A shares are sold at their net asset value plus a sales charge. The amounts of the sales charges are shown in the following table.


                                                                                               Customary
                                                 Sales Charge           Charge as         Concession to Your
                                                 as Percentage   Approximate Percentage  Dealer as Percentage
Amount of Purchase                             of Offering Price   of Amount Invested      of Offering Price
------------------                             -----------------   ------------------      -----------------
$99,999 or less................................     4-3/4%                5.0%                     4%
$100,000 to $249,999...........................     3-1/2%                3.6%                     3%
$250,000 to $499,999...........................     2-1/2%                2.6%                     2%
$500,000 to $749,999...........................         2%                2.0%                 1-3/4%
$750,000 to $999,999...........................         1%                1.0%              3/4 of 1%
$1,000,000 or more.............................         0%                0.0%                    0%*


* On purchases of $1 million or more, the investor pays no front-end sales charge but a contingent deferred sales charge of 0.75% is imposed if shares purchased at net asset value without a sales load are redeemed within the first year after purchase. The Distributor may pay the financial service firm a commission during the first year after such purchase at an annual rate as follows:

        Purchase Amount                                        Commission
      First   $3,000,000........................................  .75%
      Next    $2,000,000........................................  .50%
      Over    $5,000,000........................................  .25%

         Where a commission is paid for purchases of $1 million or more, such payment will be made from 12b-1 distribution fees received from the Company and, in cases where the limits of the distribution plan in any year have been reached, from the Distributor's own resources.

REDUCTION OF CLASS A SALES CHARGE. There are a number of ways to reduce the sales charge imposed on the purchase of the funds' Class A shares, as described below. These reductions are based upon the fact that there is less sales effort and expense involved in respect to purchases by affiliated persons and purchases made in large quantities. If you claim any reduction of sales charges, you or your dealer must so notify the Distributor (or State Street, if the investment is mailed to State Street) when the purchase is made. Enough information must be given to verify that you are entitled to such right.

         (1) FAMILY OR GROUP PURCHASES. Certain purchases made by or for more than one person may be considered to constitute a single purchase, including
(i) purchases for family members, including spouses and children under 21, (ii) purchases by trust or other fiduciary accounts and purchases by Individual Retirement Accounts for employees of a single employer and (iii) purchases made by an organized group of persons, whether incorporated or not, if the group has a purpose other than buying shares of mutual funds. For further information on group purchase reductions, contact the Adviser or your dealer.

         (2) STATEMENTS OF INTENTION. Another way to reduce the sales charge is by signing a Statement of Intention ("Statement"). See Appendix B: "Terms and Conditions of a Statement of Intention." If you enter into a Statement of Intention you (or any "single purchaser") may state that you intend to invest at least $100,000 in the funds Class A shares over a 13-month period. The amount you say you intend to invest may include Class A shares which you already own, valued at the offering price, at the end of the period covered by the Statement. A Statement may be backdated up to 90 days to include purchases made during that period, but the total period covered by the Statement may not exceed 13 months.

         Shares having a value of 5% of the amount you state you intend to invest will be held "in escrow" to make sure that any additional sales charges are paid. If any of the funds shares are in escrow pursuant to a Statement and such shares are exchanged for shares of another Davis Fund, the escrow will continue with respect to the acquired shares.

         No additional sales charge will be payable if you invest the amount you have indicated. Each purchase under a Statement will be made as if you were buying the total amount indicated at one time. For example, if you indicate that you intend to invest $100,000, you will pay a sales charge of 3-1/2% on each purchase.

         If you buy additional amounts during the period to qualify for an even lower sales charge, you will be charged such lower charge. For example, if you indicate that you intend to invest $100,000 and actually invest $250,000, you will, by retroactive adjustment, pay a sales charge of 2-1/2%.

         If during the 13-month period you invest less than the amount you have indicated, you will pay an additional sales charge. For example, if you state that you intend to invest $250,000 and actually invest only $100,000, you will, by retroactive adjustment, pay a sales charge of 3-1/2%. The sales charge you actually pay will be the same as if you had purchased the shares in a single purchase.

         A Statement does not bind you to buy, nor does it bind the Adviser to sell, the shares covered by the Statement.

         (3) RIGHTS OF ACCUMULATION. Another way to reduce the sales charge is under a right of accumulation. This means that the larger purchase entitled to a lower sales charge does not have to be in dollars invested at one time. The larger purchases that you (or any "single purchaser") make at any one time can be determined by adding to the amount of a current purchase the value of Fund shares (at offering price) already owned by you.

         For example, if you owned $100,000 worth (at offering price) of shares (including Class A, B and C shares of all Davis Funds, except Davis Government Money Market Fund) and invest $5,000 in additional shares, the sales charge on that $5,000 investment would be 3-1/2%, not 4-3/4%.

         (4) COMBINED PURCHASES WITH OTHER DAVIS FUNDS. Your ownership or purchase of Class A shares of other Davis Funds may also reduce your sales charges in connection with the purchase of the Fund's Class A shares. This applies to all three situations for reduction of sales charges discussed above.

         If a "single purchaser" decides to buy a funds Class A shares as well as Class A shares of any of the other Davis Funds (other than shares of Davis Government Money Market Fund) at the same time, these purchases will be considered a single purchase for the purpose of calculating the sales charge. For example, a single purchaser can invest at the same time $100,000 in Davis New York Venture Fund's Class A shares and $150,000 in the Class A shares of Davis High Income Fund, Inc. and pay a sales charge of 2-1/2%, not 3-1/2%.

         Similarly, a Statement of Intention for the Fund's Class A shares and for the Class A shares of the other Davis Funds (other than Davis Government Money Market Fund) may be aggregated. In this connection, the Company's Class A shares and the Class A shares of the other Davis Funds which you already own, valued at the current offering price at the end of the period covered by your Statement of Intention, may be included in the amount you have stated you intend to invest pursuant to your Statement.

         Lastly, the right of accumulation also applies to the Class A, Class B and Class C shares of the other Davis Funds (other than Davis Government Money Market Fund) which you own. Thus, the amount of current purchases of the Fund's Class A shares which you make may be added to the value of the Class A shares of the other Davis Funds (valued at their current offering price) already owned by you in determining the applicable sales charge. For example, if you owned $100,000 worth of shares of Davis High Income Fund, Inc. and Davis Financial Fund and Davis Convertible Securities Fund, (valued at the applicable current offering price) and invest $5,000 in the Fund's shares, the sales charge on your investment would be 3-1/2%, not 4-3/4%.

         In all the above instances where you wish to assert this right of combining the shares you own of the other Davis Funds, you or your dealer must notify the Distributor (or State Street, if the investment is mailed to State Street) of the pertinent facts. Enough information must be given to permit verification as to whether you are entitled to a reduction in sales charges.

         (5) ISSUANCE OF SHARES AT NET ASSET VALUE. There are many situations where the sales charge will not apply to the purchase of Class A shares, as discussed in the Prospectus. A sales charge is not imposed on these transactions either because of the purchaser deals directly with the funds (as in employee purchases) or because a responsible party (such as a financial institution) is providing the necessary services usually provided by a registered 965805141representative. In addition, the Fund occasionally may be provided with an opportunity to purchase substantially all the assets of a public or private investment company or to merge another such company into the Fund. This offers the Fund the opportunity to obtain significant assets. No dealer concession is involved. It is industry practice to effect such transactions at net asset value as it would adversely affect the Fund's ability to do such transactions if the Fund had to impose a sales charge.

         (6) PURCHASES FOR EMPLOYEE BENEFIT PLANS. Trusteed or other fiduciary accounts and Individual Retirement Accounts ("IRA") of a single employer are treated as purchases of a single person. Purchases of and ownership by an individual and such individual's spouse under an IRA are combined with their other purchases and ownership.

         (7) SALES AT NET ASSET VALUE. The sales charge will not apply to: (1) Class A shares purchased through the automatic reinvestment of dividends and distributions; (2) Class A shares purchased by directors, officers, and employees of any fund for which the Adviser acts as investment adviser or officers and employees of the Adviser, Sub-Adviser, or Distributor, including former directors and officers and any spouse, child, parent, grandparent, brother or sister ("immediate family members") of all of the foregoing, and any employee benefit or payroll deduction plan established by or for such persons;
(3) Class A shares purchased by any registered representatives, principals, and employees (and any immediate family member) of securities dealers having a sales agreement with the Distributor; (4) initial purchases of Class A shares totaling at least $250,000 but less than $5,000,000, made at any one time by banks, trust companies, and other financial institutions on behalf of one or more clients for which such institution acts in a fiduciary capacity; (5) Class A shares purchased by any single account covering a minimum of 250 participants (this 250 participant minimum may be waived for certain fee based mutual fund marketplace programs) and representing a defined benefit plan, defined contribution plan, cash or deferred plan qualified under

401(a) or 401(k) of the Internal Revenue Code or a plan established under section 403(b), 457 or 501(c)(9) of such Code or "rabbi trusts"; (6) Class A shares purchased by persons participating in a "wrap account" or similar fee-based program sponsored and maintained by a registered broker-dealer approved by the Funds Distributor or by investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting, or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts, are linked to the master account of such investment advisor or financial planner, on the books and records of the broker or agent; and (7) Class A shares amounting to less than $5,000,000 purchased by any state, county, city, department, authority or similar agency. Investors may be charged a fee if they effect purchases in fund shares through a broker or agent. The Funds may also issue Class A shares at net asset value incident to a merger with or acquisition of assets of an investment 965886572company.

         CLASS B SHARES. Class B shares are offered at net asset value, without a front-end sales charge. The Distributor receives and usually reallows commissions to firms responsible for the sale of such shares. With certain exceptions described below, the Funds impose a deferred sales charge of 4% on shares redeemed during the first year after purchase, 3% on shares redeemed during the second or third year after purchase, 2% on shares redeemed during the fourth or fifth year after purchase and 1% on shares redeemed during the sixth year after purchase. However, on Class B shares of the Funds which are acquired in exchange from Class B shares of other Davis Funds which were purchased prior to December 1, 1994, the Funds will impose a deferred sales charge of 4% on shares redeemed during the first calendar year after purchase; 3% on shares redeemed during the second calendar year after purchase; 2% on shares redeemed during the third calendar year after purchase; and 1% on shares redeemed during the fourth calendar year after purchase; and, no deferred sales charge is imposed on amounts redeemed after four calendar years from purchase. Class B shares will be subject to a maximum Rule 12b-1 fee at the annual rate of 1% of the class's average daily net asset value. The Funds will not accept any purchase of Class B shares in the amount of $250,000 or more per investor.

         Class B shares that have been outstanding for eight years will automatically convert to Class A shares without imposition of a front-end sales charge. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class A shares than the number of Class B shares converted. Under a private Internal Revenue Service Ruling, such a conversion will not constitute a taxable event under the federal income tax law. In the event that this ceases to be the case, the Board of Directors will consider what action, if any, is appropriate and in the best interests of the Class B shareholders. In addition, certain Class B shares held by certain defined contribution plans automatically convert to Class A shares based on increases of plan assets.

         CLASS B SPECIAL DISTRIBUTION ARRANGEMENTS. Class B shares of the Fund are made available to Retirement Plan Participants such as 401K or 403B Plans at NAV with the waiver of Contingent Deferred Sales Charge ("CDSC") if:

(i) the Retirement Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Retirement Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Retirement Plan has less than $3 million in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

(ii) the Retirement Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract of alliance arrangement with Merrill Lynch, and on the date the Retirement Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Retirement Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Retirement Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Retirement Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

         Retirement Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of the Davis Mutual Funds convert to Class A shares once the Retirement Plan has reached $5 million invested in Applicable Investments. The Retirement Plan will receive a Retirement Plan level share conversion. The Funds may make similar exceptions for other financial institutions sponsoring or administering similar benefit plans.


         CLASS C SHARES. Class C shares are offered at net asset value without a sales charge at the time of purchase. Class C shares redeemed within one year of purchase will be subject to a 1% charge upon redemption. Class C shares do not have a conversion feature. The Funds will not accept any purchases of Class C shares when Class A shares may be purchased at net asset value.

         The Distributor will pay a commission to the firm responsible for the sale of Class C shares. No other fees will be paid by the Distributor during the one-year period following purchase. The Distributor will be reimbursed for the commission paid from 12b-1 fees paid by the Funds during the one-year period. If Class C shares are redeemed within the one-year period after purchase, the 1% redemption charge will be paid to the Distributor. After Class C shares have been outstanding for more than one year, the Distributor will make quarterly payments to the firm responsible for the sale of the shares in amounts equal to 0.75% of the annual average daily net asset value of such shares for sales fees and 0.25% of the annual average daily net asset value of such shares for service and maintenance fees.

         Under a program with Prudential Securities, Inc. ("PruArray"), the Distributor will not advance a 1% commission at the time of purchase, no contingent deferred sales charge is assessed and the 12b-1 fee is paid directly to PruArray. Class C shares of the Davis New York Venture Fund are made available to PruArray Retirement Plan Participants, such as 4019k) Plans, at NAV wit the waiver of contingent deferred sales charge.

         CONTINGENT DEFERRED SALES CHARGES. Any contingent deferred sales charge ("CDSC") imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares. No CDSC is imposed when you redeem amounts derived from (a) increases in the value of shares redeemed above the net cost of such shares or (b) certain shares with respect to which the Funds did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions. Upon request for a redemption, shares not subject to the CDSC will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

         The CDSC on Class A, B, and C shares that are subject to a CDSC will be waived if the redemption relates to the following: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including registered joint owner) occurring after the purchase of the shares being redeemed; (b) in the event of the death of the shareholder (including a registered joint owner); (c) for redemptions made pursuant to an automatic withdrawal plan in an amount, on an annual basis, up to 12% of the value of the account at the time the shareholder elects to participate in the automatic withdrawal plan; (d) for redemptions from a qualified retirement plan or IRA that constitute a tax-free return of contributions to avoid tax penalty; (e) on redemptions of shares sold to directors, officers, and employees of any fund for which the Adviser acts as investment adviser, or officers and employees of the Adviser, Sub-Adviser, or Distributor, including former directors and officers and immediate family members of all of the foregoing, and any employee benefit or payroll deduction plan established by or for such persons; and (f) on redemptions pursuant to the right of the Company to liquidate a shareholder's account if the aggregate net asset value of the shares held in such account falls below an established minimum amount.

         CLASS Y SHARES. Class Y shares are offered to (i) trust companies, bank trusts, endowments, pension plans or foundations ("Institutions") acting on behalf of their own account or one or more clients for which such Institutions act in a fiduciary capacity and investing at least $5,000,000 at any one time; (ii) any state, county, city, department, authority or similar agency which invests at least $5,000,000 ("Government Entities"); and (iii) any investor with an account established under a "wrap account" or other similar fee-based program sponsored and maintained by a registered broker-dealer approved by the Funds Distributor ("Wrap Program Investors"). Wrap Program Investors may only purchase Class Y shares through the sponsors of such programs who have entered into agreements with Davis Distributors, LLC.

         Wrap Program Investors should be aware that both Class A and Class Y shares are made available by the Funds at net asset value to sponsors of wrap programs. However, Class A shares are subject to additional expenses under the Funds Rule 12b-1 Plan and sponsors of wrap programs utilizing Class A shares are generally entitled to payments under such Plan. If the sponsor has selected Class A shares, investors should discuss these charges with their program's sponsor and weigh the benefits of any services provided by the sponsor against the higher expenses paid by Class A shareholders.

         PROTOTYPE RETIREMENT PLANS. The Distributor and certain qualified dealers have available prototype retirement plans (e.g. 401(k), profit sharing, money purchase, Simplified Employee Pension ("SEP") plans, model 403(b) and 457 plans for charitable, educational and governmental entities) sponsored by the Company for corporations and self-employed individuals. The Distributor and certain qualified dealers also have prototype Individual Retirement Account ("IRA") plans (deductible IRAs, non-deductible IRAs, including "Roth IRAs", and educational IRAs) and SIMPLE IRA plans for both individuals and employers. These plans utilize the shares of the Company and other Davis Funds as their investment vehicle. State Street acts as custodian or trustee for such plans, and charges the participant $10 to establish each account and an annual maintenance fee of $10 per social security number. Such fees will be redeemed automatically at year end from your account, unless you elect to pay the fee directly prior to such time.

         AUTOMATIC INVESTMENT PLAN. You may arrange for automatic monthly investing whereby State Street will be authorized to initiate a debit to your bank account of a specific amount (minimum $25) each month which will be used to purchase the Funds shares. The account minimums of $1,000 for non-retirement accounts and $250 for retirement accounts will be waived, if pursuant to the automatic investment plan, the account balance will meet the minimum investment requirements within twelve months of the initial investment. For institutions that are members of the Automated Clearing House system (ACH), such purchases can be processed electronically on any day of the month between the 4th and 28th day of each month. After each automatic investment, you will receive a transaction confirmation, and the debit should be reflected on your next bank statement. You may terminate the Automatic Investment Plan at any time. If you desire to utilize this plan, you may use the appropriate designation on the Application Form. Class Y shares are not eligible to participate in the Automatic Investment Plan.

         DIVIDEND DIVERSIFICATION PROGRAM. You may also establish a dividend diversification program which allows you to have all dividends and any other distributions automatically invested in shares of one or more of the Davis Funds, subject to state securities law requirements and the minimum investment requirements set forth below. You must receive a current prospectus for the other fund or funds prior to investment. Shares will be purchased at the chosen fund's net asset value on the dividend payment date. A dividend diversification account must be in the same registration as the distributing fund account and must be of the same class of shares. All accounts established or utilized under this program must have a minimum initial value, and all subsequent investments must be at least $25. This program can be amended or terminated at any time, upon at least 60 days' notice. If you would like to participate in this program, you may use the appropriate designation on the Application Form. Class Y shares are not eligible to participate in the Dividend Diversification Program.


                              TELEPHONE PRIVILEGE

         Unless you have provided in your application that the telephone privilege is not to be available, the telephone privilege is automatically available under certain circumstances for exchanging shares and for redeeming shares. BY EXERCISING THE TELEPHONE PRIVILEGE TO SELL OR EXCHANGE SHARES, YOU AGREE THAT THE DISTRIBUTOR SHALL NOT BE LIABLE FOR FOLLOWING TELEPHONE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE. Reasonable procedures will be employed to confirm that such instructions are genuine and if not employed, the Company may be liable for unauthorized instructions. Such procedures will include a request for personal identification (account or social security number) and tape recording of the instructions. You should be aware that during unusual market conditions we might have difficulty in accepting telephone requests, in which case you should contact us by mail.


                               EXCHANGE OF SHARES

         GENERAL. The exchange privilege is a convenient way to buy shares in other Davis Funds in order to respond to changes in your goals or in market conditions. If such goals or market conditions change, the Davis Funds offer a variety of investment objectives that includes common stock funds, tax-exempt, government and corporate bond funds, and a money market fund. However, the Funds are intended as long-term investments and are not intended for short-term trades. Shares of a particular class of a fund may be exchanged only for shares of the same class of another Davis Fund except that Class A shareholders who are eligible to purchase Class Y shares may exchange their shares for Class Y shares of the Fund. All of the Davis Funds offer Class A, Class B, Class C and Class Y shares. The shares to be received upon exchange must be legally available for sale in your state. For Class A, Class B or Class C shares the net asset value of the initial shares being acquired must meet the required minimum of $1,000 unless such exchange is under the Automatic Exchange Program described below. For Class Y shares the net asset value of the initial shares being acquired must be at least $5,000,000 for Institutions and Government Entities or minimums set by wrap program sponsors.

         Shares may be exchanged at relative net asset value without any additional charge. However, if any shares being exchanged are subject to an escrow or segregated account pursuant to the terms of a Statement of Intention or a CDSC, such shares will be exchanged at relative net asset value, but the escrow or segregated account will continue with respect to the shares acquired in the exchange. In addition, the terms of any CDSC, or redemption fee applicable at the time of exchange, will continue to apply to any shares acquired upon exchange.

         Before you decide to make an exchange, you must obtain the current prospectus of the desired fund. Call your broker or the Distributor for information and a prospectus for any of the other Davis Funds registered in your state. Read the prospectus carefully. If you decide to exchange your shares, contact your broker/dealer, the Distributor, or send State Street a written unconditional request for the exchange and follow the instructions regarding delivery of share certificates contained in the section on "Redemption of Shares." A medallion signature guarantee is not required for such an exchange. However, if shares are also redeemed for cash in connection with the exchange transaction, a medallion signature guarantee may be required. A medallion signature guarantee is a written confirmation from an eligible guarantor institution, such as a securities broker-dealer or a commercial bank, that the signature(s) on the account is (are) valid. Unfortunately, no other form of signature verification can be accepted. Your dealer may charge an additional fee for handling an exercise of the exchange privilege.

         An exchange involves both a redemption and a purchase, and normally both are done on the same day. However, in certain instances such as where a large redemption is involved, the investment of redemption proceeds into shares of other Davis Funds may take up to seven days. For federal income tax purposes, exchanges between funds are treated as a sale and purchase. Therefore, there will usually be a recognizable capital gain or loss due to an exchange. An exchange between different classes of the same fund is not a taxable event.

         The number of times you may exchange shares among the Davis Funds within a specified period of time may be limited at the discretion of the Distributor. Currently, more than four exchanges out of a fund during a twelve-month period are not permitted without the prior written approval of the Distributor. The Company reserves the right to terminate or amend the exchange privilege at any time upon 60 days' notice.

         BY TELEPHONE. You may exchange shares by telephone into accounts with identical registrations. Please see the discussion of procedures in respect to telephone instructions in the section entitled "Telephone Privilege," as such procedures are also applicable to exchanges.

         AUTOMATIC EXCHANGE PROGRAM. The Company also offers an automatic monthly exchange program. All accounts established or utilized under this program must have the same registration and a minimum initial value of at least $250. All subsequent exchanges must have a value of at least $25. Each month, shares will be simultaneously redeemed and purchased at the chosen fund's applicable price. If you would like to participate in this program, you may use the appropriate designation on the Application Form.


                              REDEMPTION OF SHARES

         GENERAL. You can redeem, or sell back to the Company, all or part of your shares at any time at net asset value less any applicable sales charges. You can do this by sending a written request to State Street Bank and Trust

Company, c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406, indicating how many of your shares or what dollar amount you want to redeem. If more than one person owns the shares to be redeemed, all owners must sign the request. The signatures on the request must correspond to the account from which the shares are being redeemed.

         Sometimes State Street needs more documents to verify authority to make a redemption. This usually happens when the owner is a corporation, partnership or fiduciary (such as a trustee or the executor of an estate) or if the person making the request is not the registered owner of the shares.

         If shares to be redeemed are represented by a certificate, the certificate must be signed by the owner or owners and must be sent to State Street with the request.

         For the protection of all shareholders, the Company also requires that signatures appearing on a share certificate, stock power or redemption request where the proceeds would be more than $50,000, must be medallion signature guaranteed by an eligible guarantor institution, such as a securities broker-dealer, or a commercial bank. A medallion signature guarantee is also required in the event that any modification to the Company's application is made after the account is established, including the selection of the Expedited Redemption Privilege. In some situations such as where corporations, trusts, or estates are involved, additional documents may be necessary to effect the redemption. The transfer agent may reject a request from any of the foregoing eligible guarantors, if such guarantor does not satisfy the transfer agent's written standards or procedures, or if such guarantor is not a member or participant of a medallion signature guarantee program. This provision also applies to exchanges when there is also a redemption for cash. A medallion signature guarantee on redemption requests where the proceeds would be $50,000 or less is not required, provided that such proceeds are being sent to the address of record and, in order to ensure authenticity of an address change, such address of record has not been changed within the last 30 days. All notifications of address changes must be in writing.

         Redemption proceeds are normally paid to you within seven days after State Street receives your proper redemption request. Payment for redemptions can be suspended under certain emergency conditions determined by the Securities and Exchange Commission or if the New York Stock Exchange is closed for other than customary or holiday closings. If any of the shares redeemed were just bought by you, payment to you may be delayed until your purchase check has cleared (which usually takes up to 15 days from the purchase date). You can avoid any redemption delay by paying for your shares with a bank wire or federal funds.

         Redemptions are ordinarily paid to you in cash. However, the Company's Board of Directors is authorized to decide if conditions exist making cash payments undesirable, (although the Board has never reached such a decision). If the Board of Directors should decide to make payments other than in cash, redemptions could be paid in securities, valued at the value used in computing a fund's net asset value. There would be brokerage costs incurred by the shareholder in selling such redemption proceeds. We must, however, redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value, whichever is smaller, during any 90-day period for any one shareholder.

         Your shares may also be redeemed through participating dealers. Under this method, the Distributor repurchases the shares from your dealer, if your dealer is a member of the Distributor's selling group. Your dealer may, but is not required to, use this method in selling back your shares and may place repurchase request by telephone or wire. Your dealer may charge you a service fee or commission. No such charge is incurred if you redeem your own shares through State Street rather than having a dealer arrange for a repurchase.

         EXPEDITED REDEMPTION PRIVILEGE. Investors with accounts other than prototype retirement plans and IRAs may designate on the Expedited Redemption Privilege Form (included in the application), an account with any commercial bank and have the cash proceeds from redemptions sent, by either wire or electronically through the Automated Clearing House system ("ACH"), to a pre-designated bank account. Class Y shareholders are not eligible for the expedited redemption privilege. State Street will accept instructions to redeem shares and make payment to a pre-designated commercial bank account by (a) written request signed by the registered shareholder, (b) telephone request by any Qualified Dealer to Davis Distributors, LLC (1-800-279-0279), and (c) by a facsimile request signed by the shareholder to State Street. At the time of redemption, the shareholder must request that federal funds be wired or transferred by ACH to the bank account designated on the application. The redemption proceeds under this procedure may not be directed to a savings bank, savings and loan, or credit union account except by arrangement with its correspondent bank or unless such institution is a member of the Federal Reserve System. The Distributor, in its discretion, may limit the amount that may be redeemed by a shareholder in any day under the Expedited Redemption Privilege to $25,000. There is a $5 charge by State Street for wire service, and receiving banks may also charge for this service. Payments by ACH will usually arrive at your bank two banking days after you call. Payments by wire are usually credited to your bank account on the next business day after your call. The Expedited Redemption Privilege may be terminated, modified, or suspended by the Fund at any time.

         The name of the registered shareholder and corresponding fund account number must be supplied. The Expedited Redemption Privilege Form provides for the appropriate information concerning the commercial bank and account number. Changes in ownership, account number (including the identity of your bank), or authorized signatories of the pre-designated account, may be made by written notice to State Street with your signature, and those of new owners or signers on the account, medallion guaranteed by an eligible financial institution. Additional documentation may also be required to change the designated account when shares are held by a corporation, partnership, executor, administrator, trustee, or guardian.

         BY TELEPHONE. You can redeem shares by telephone and receive a check by mail, but please keep in mind:

                  The check can only be issued for up to $25,000;
                  The check can only be issued to the registered owner (who must be an individual); The check can only be sent to the address of record; and Your current address of record must have been on file for 30 days.

         AUTOMATIC WITHDRAWALS PLAN. Under the Automatic Withdrawals Plan, you can indicate to State Street how many dollars you would like to receive each month or each quarter. Your account must have a value of at least $10,000 to start a plan. On shares that are redeemed you will receive the payment you have requested approximately on the 25th day of the month. Withdrawals involve redemption of shares and may produce gain or loss for income tax purposes. Shares of the funds initially acquired by exchange from any of the other Davis Funds will remain subject to an escrow or segregated account to which any of the exchanged shares were subject. If you utilize this program, any applicable CDSCs will be imposed on such shares redeemed. Purchase of additional shares concurrent with withdrawals may be disadvantageous to you because of tax and sales load consequences. If the amount you withdraw exceeds the dividends on your shares, your account will suffer depletion. You may terminate your Automatic Withdrawals Plan at any time without charge or penalty. The Company reserves the right to terminate or modify the Automatic Withdrawals Plan at any time. Class Y shares are not eligible for the Automatic Withdrawal Plan.

         INVOLUNTARY REDEMPTIONS. To relieve the Company of the cost of maintaining uneconomical accounts, the Company may effect the redemption of shares at net asset value in any account if the account, due to shareholder redemptions, has a value of less than $250. At least 60 days prior to such involuntary redemption, the Company will mail a notice to the shareholder so that an additional purchase may be effected to avoid such redemption.

         SUBSEQUENT REPURCHASES. After some or all of your shares are redeemed or repurchased, you may decide to put back all or part of your proceeds into the same Class of a fund's shares. Any such shares will be issued without sales charge at the net asset value next determined after you have returned the amount of your proceeds. In addition, any applicable CDSC assessed on such shares will be returned to the account. Shares will be deemed to have been purchased on the original purchase date for purposes of calculating the CDSC and the conversion period. This can be done by sending State Street or the Distributor a letter, together with a check for the reinstatement amount. The letter must be received, together with the payment, within 30 days after the redemption or repurchase. You can only use this privilege once.

Section IV:  General Information
--------------------------------


                        DETERMINING THE PRICE OF SHARES

         NET ASSET VALUE. The net asset value per share of each class is determined daily by dividing the total value of investments and other assets, less any liabilities, by the total outstanding shares. The net asset value of each fund is determined daily as of the earlier of the close of the New York Stock Exchange (the "Exchange") or 4:00 p.m., Eastern time, on each day that the Exchange is open for trading.

         The price per share for purchases or redemptions made directly through State Street is generally the value next computed after State Street receives the purchase order or redemption request. In order for your purchase order or redemption request to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern time and (ii) promptly transmit the order to State Street. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders or redemption requests to State Street so that you may receive the same day's net asset value. Note that in the case of redemptions and repurchases of shares owned by corporations, trusts, or estates, or of shares represented by outstanding certificates, State Street may require additional documents to effect the redemption and the applicable price will be determined as of the close of the next computation following the receipt of the required documentation or outstanding certificates. See "Redemption of Shares."

         The Company does not price its shares or accept orders for purchases or redemptions on days when the New York Stock Exchange is closed. Such days currently include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Certain brokers and certain designated intermediaries on their behalf may accept purchase and redemption orders. The Distributor will be deemed to have received such an order when the broker or the designee has accepted the order. Customer orders are priced at the net asset value next computed after such acceptance. Such order may be transmitted to the Fund or its agents several hours after the time of the acceptance and pricing.

         VALUATION OF PORTFOLIO SECURITIES. Portfolio securities are normally valued using current market valuations. Securities traded on a national securities exchange are valued at the last published sales price on the exchange, or in the absence of recorded sales, at the average of closing bid and asked prices on such exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. Fixed-income securities may be valued on the basis of prices provided by a pricing service. Investments in short-term securities (maturing in sixty days or less) are valued at amortized cost unless the Board of Directors determines that such cost is not a fair value. Assets for which there are no quotations available will be valued at a fair value as determined by or at the direction of the Board of Directors.


                      YEAR 2000 AND EURO CONVERSION ISSUES

         Like all financial service providers, the Adviser, Sub-Adviser, Distributor, and third parties providing investment advisory, administrative, transfer agent, custodial and other services (jointly the "Service Providers") utilize systems that may be affected by Year 2000 transition issues and/or by Euro Conversion issues.

         YEAR 2000 ISSUES. The services provided to the Funds and the shareholders by the Service Providers depend on the smooth functioning of their computer systems and those of other parties they deal with. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated.

         EURO CONVERSION ISSUES. Accurate pricing of the Company's assets depends upon accurate valuation of securities denominated in foreign currencies. On January 1, 1999, eleven of the fifteen member states of the European Union are scheduled to convert to a common currency, the "euro." Conversion to the euro may present Service Providers with technical challenges to adapt information technology and other systems to accommodate euro-denominated transactions. The euro conversion also may affect market risk with respect to the foreign securities which the Company invests in.

         Difficulties with Year 2000 or Euro Conversion issues could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Funds, the Service Providers have advised the Funds that they have been actively working on necessary changes to their computer systems to prepare for the Year 2000 and the Euro Conversion and expect that their systems, and those of other parties they deal with, will be adapted in time for these events. In addition, there can be no assurance that the companies which the Funds invest in will not experience difficulties with Year 2000 or Euro Conversion issues which may negatively effect the market value of those companies.


                          DIVIDENDS AND DISTRIBUTIONS

         There are two sources of income, net income and realized capital gains made to you by the Funds. You will receive confirmation statements for dividends declared and shares purchased through reinvestment of dividends. You will also receive confirmations after each purchase and after each redemption. Different classes of shares may be expected to have different expense ratios due to differing distribution services fees and certain other expenses. Classes with higher expense ratios will pay correspondingly lower dividends than Classes with lower expense ratios. For tax purposes, information concerning distributions will be mailed annually to shareholders.

         Shareholders have the option to receive all dividends and distributions in cash, to have all dividends and distributions reinvested, or to have income dividends paid in cash and capital gain distributions reinvested. Reinvestment of all dividends and distributions is automatic for accounts utilizing the Automatic Withdrawals Plan. The reinvestment of dividends and distributions is made at net asset value (without any initial or contingent deferred sales charge) on the payment date.

         For the protection of the shareholder, upon receipt of the second dividend check which has been returned to State Street as undeliverable, undelivered dividends will be invested in additional shares at the current net asset value and the account designated as a dividend reinvestment account.

                              FEDERAL INCOME TAXES

         This section is not intended to be a full discussion of all the aspects of the federal income tax law and its effects on the Funds and their shareholders. Shareholders may be subject to state and local taxes on distributions. Each investor should consult his or her own tax adviser regarding the effect of federal, state, and local taxes on any investment in the Funds.

         The Funds intend to continue to qualify as a regulated investment company under the Internal Revenue Code (the "965886950Code"), and if so qualified, will not be liable for federal income tax to the extent its earnings are distributed, except in respect to realization of the "built-in gains" as described below. If, for any calendar year, the distribution of earnings required under the Code exceeds the amount distributed, an excise tax, equal to 4% of the excess, will be imposed on the applicable fund. The Funds intend to make distributions during each calendar year sufficient to prevent imposition of the excise tax.

         Distributions of net investment income and net realized short-term capital gains will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains (other than the built-in gains as discussed below) will be taxable to shareholders as long-term capital gain regardless of how long the shares have been held. Distributions will be treated the same for tax purposes whether received in cash or in additional shares. Dividends declared in the last calendar month to shareholders of record in such month and paid by the end of the following January are treated as received by the shareholder in the year in which they are declared. A gain or loss for tax purposes may be realized on the redemption of shares. If the shareholder realizes a loss on the sale or exchange of any shares held for six months or less and if the shareholder received a capital gain distribution during that period, then the loss is treated as a long-term capital loss to the extent of such distribution.

         On October 12, 1990, Davis New York Venture Fund acquired by merger the investment portfolio of Mulford Securities Corp., a private investment company which, on the date of the merger, owned securities with a fair market value in excess of their cost ("Mulford built-in gains"). For a period of ten years after the merger, to the extent that the Fund realizes any net Mulford built-in gains in any year, the fund will incur a capital gains tax and will distribute to shareholders only the excess of the amount of the net gains realized over the amount of the tax. Such distributions will be taxable as ordinary income. (The Fund will be reimbursed for the tax it pays through an escrow established for this purpose under the terms of the 965886999merger.)


                                PERFORMANCE DATA

         From time to time, the Funds may advertise information regarding their performance. Such information may consist of "total return" and "average annual total return" and will be calculated separately for each class of shares. These performance figures are based upon historical results and are not intended to indicate future performance.

         "Average annual total return" refers to the Funds average annual compounded rate of return over a stated period that would equate to an initial amount invested at the beginning of the period to the ending redeemable value of the investment.

         "Total return" refers to a Fund's compounded rate of return over a stated period that would equate to an initial amount invested at the beginning of the period to the ending redeemable value of the investment. Total return is not annualized. In the event the funds advertise their total return or average annual total return, the stated periods will be one, five, and ten years, and may also include longer or shorter periods, including the life of the funds.

         The computation of total and average annual total return assumes reinvestment of all dividends and distributions, and deduction of all charges and expenses. In addition, a table showing the performance of an assumed investment of $10,000 may be used from time to time.

         The Funds may also quote average annual total return on net asset value. Such data will be calculated substantially as described above except that sales charges will not be deducted.

         In reports or other communications to shareholders and in advertising material, the performance of the Funds may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of the Funds may be compared to that of other funds of comparable size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar independent mutual fund rating services, and the Funds may use evaluations published by nationally recognized independent ranking services and publications.

         The Funds' 1998 Annual Report contains additional performance information and will be made available upon request and without charge by calling Davis Funds toll-free at 1-800-279-0279, Monday-Friday, 7 a.m. to 4 p.m. Mountain Time.

TOTAL RETURN AND AVERAGE ANNUAL TOTAL 965890592RETURN

         The total return and the average annual total return (each is defined below) with respect to each class of shares for each fund for the periods indicated below is as follows:



Davis New York Venture Fund                                   Total Return 1    Average Annual Total Return 2
---------------------------                                   -------------     ----------------------------
Class A Shares
  One year ended July 31, 1998.........................................5.88%                      5.88%
   Five years ended July 31, 1998.....................................154.58%                    20.55%
   Ten years ended July 31, 1998......................................499.28%                    19.59%

Class B Shares
   One year ended July 31, 1998.........................................7.22%                     7.22%
   Period from December 1, 1994 through July 31, 1998 (life of class).153.82%                    28.93%

Class C Shares
   One year ended July 31, 1998........................................10.27%                    10.27%
   Period from December 20, 1994 through July 31, 1998 (life of class)150.34%                    28.91%

Class Y Shares
   One year ended July 31, 1998........................................11.48%                    11.48%
   Period from October 2, 1996 through July 31, 1998 (life of class)...61.32%                    29.91%


Davis Growth & Income Fund
--------------------------

Class A Shares
   Period from May 1, 1998 through July 31, 1998 (life of class)......(6.57%)                    (6.57%)

Class B Shares
   Period from May 4, 1998 through July 31, 1998 (life of class)......(6.02%)                    (6.02%)

Class C Shares
   Period from May 4, 1998 through July 31, 1998 (life of class)......(3.08%)                    (3.08%)

Class Y Shares
   Period from May 4, 1998 through July 31, 1998 (life of class)......(1.80%)                    (1.80%)



1. "Total return" is the cumulative rate of investment growth which assumes that income dividends and capital gains are reinvested. It is determined by assuming a hypothetical investment at the net asset value at the beginning of the period, adding in the reinvestment of all income dividends and capital gains, calculating the ending value of the investment at the net asset value as of the end of the specified time period, subtracting the amount of the original investment. This calculated amount is then expressed as a percentage by multiplying by 100.

2. "Average annual total return" measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the fund's portfolio. Average annual total return is calculated separately for each class in accordance with the standardized method prescribed by the Securities and Exchange Commission by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1+T)n = ERV

             Where:            P =     hypothetical initial payment of $1,000

                               T =     average annual total return

                               n =     number of years

                               ERV = ending redeemable value at the
                                     end of the period of a hypothetical
                                     $1,000 payment made at the
                                     beginning of such period

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates and (ii) deducts (a) the maximum front-end or applicable contingent deferred sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

YIELD

         The yield (each is defined below) with respect to each class of shares of the Davis Growth & Income Fund for the period ended June 30, 1998, is as follows:

         Davis Growth & Income Fund
            Class A shares          1.92%
            Class B shares          1.33%
            Class C shares          1.37%
            Class Y shares          2.44%

         "Yield" is computed in accordance with a standardized method prescribed by the rules of the Securities and Exchange Commission and is calculated separately for each class. Yield is a measure of the net investment income per share (as defined) earned over a specified 30-day period expressed as a percentage of the maximum offering price of the Funds shares at the end of the period. Such yield figure was determined by dividing the net investment income per share on the last day of the period, according to the following formula:

                  Yield = 2 [(a - b + 1) 6 - 1]
                              -----
                               cd

Where:            a =   dividends and interest earned during the period.

                  b =   expenses accrued for the period.

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                  d = the maximum offering price per share on the last day of the period.

OTHER FUND STATISTICS

         In advertising and sales literature the Funds may publish various statistics describing its investment portfolio such as the Funds average Price to Book and Price to Earnings ratios, beta, alpha, R-squared, standard deviation, etc.

         In reports or other communications to shareholders and in advertising material, the Funds may compare their performance to recognized averages and indices of performance such as the Consumer Price Index, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index and to the performance of mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"), two widely recognized independent mutual fund reporting services. Lipper and CDA performance calculations include reinvestment of all capital gain and income dividends for the periods covered by the calculations. The Consumer Price Index is generally considered to be a measure of inflation. The Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index are unmanaged indices of common stocks which are considered to be generally representative of the U.S. stock market. The market prices and yields of these stocks will fluctuate.

         The Funds may also use evaluations of the Funds published by nationally recognized ranking services and by financial publications. Any given performance comparison should not be considered representative of the Funds' performance for any future period.

                                   APPENDIX A

                       QUALITY RATINGS OF DEBT SECURITIES

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade-obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements as their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments, or of maintenance of other terms of the contract over any longer period of time, may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATE BOND RATINGS

AAA - Debt rated `AAA' has the highest rating assigned by Standard and Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB - Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B - Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC - Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC - The rating `CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

C - The rating `C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating `CI' is reserved for income bonds on which no interest is being paid.

D - Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S COMMERCIAL PAPER RATINGS

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1 (superior capacity), Prime-2 (strong capacity) and Prime-3 (acceptable capacity). In assigning ratings to an issuer which represents that its commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

The S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from `A' for the highest quality to `D' for the lowest. Issues assigned an `A' rating are regarded as having the greatest capacity for timely payment. Within the `A' category, the numbers 1, 2 and 3 indicate relative degrees of safety. The addition of a plus sign to the category A-1 denotes that the issue is determined to possess overwhelming safety characteristics.

                                   APPENDIX B

    TERMS AND CONDITIONS FOR A STATEMENT OF INTENTION (CLASS A SHARES ONLY)

TERMS OF ESCROW:

1. Out of my initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified in this Statement will be held in escrow by State Street in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in my name. For example, if the minimum amount specified under this statement is $100,000 and the public offering price applicable to transactions of $100,000 is $10 a share, 500 shares (with a value of $5,000) would be held in escrow.

2. In the event I should exchange some or all of my shares to those of another mutual fund for which Davis Distributors, LLC, acts as distributor, according to the terms of this prospectus, I hereby authorize State Street to escrow the applicable number of shares of the new fund, until such time as this Statement is complete.

3. If my total purchases are at least equal to the intended purchases, the shares in escrow will be delivered to me or to my order.

4. If my total purchases are less than the intended purchases, I will remit to Davis Distributors, LLC, the difference in the dollar amount of sales charge actually paid by me and the sales charge which I would have paid if the total purchase had been made at a single time. If remittance is not made within 20 days after written request by Davis Distributors, LLC, or my dealer, State Street will redeem an appropriate number of the escrowed shares in order to realize such difference.

5. I hereby irrevocably constitute and appoint State Street my attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

6. Shares remaining after the redemption referred to in Paragraph No. 4 will be credited to my account.

7. The duties of State Street are only such as are herein provided being purely ministerial in nature, and it shall incur no liability whatever except for willful misconduct or gross negligence so long as it has acted in good faith. It shall be under no responsibility other than faithfully to follow the instructions herein. It may consult with legal counsel and shall be fully protected in any action taken in good faith in accordance with advice from such counsel. It shall not be required to defend any legal proceedings which may be instituted against it in respect of the subject matter of this Agreement unless requested to do so and indemnified to its satisfaction against the cost and expense of such defense.

8. If my total purchases are more than the intended purchases and such total is sufficient to qualify for an additional quantity discount, a retroactive price adjustment shall be made for all purchases made under such Statement to reflect the quantity discount applicable to the aggregate amount of such purchases during the thirteen-month period.

                                   FORM N-1A

                       DAVIS NEW YORK VENTURE FUND, INC.

        POST-EFFECTIVE AMENDMENT NO. 58 UNDER THE SECURITIES ACT OF 1933
                       REGISTRATION STATEMENT NO. 2-29858

                                      AND

           AMENDMENT NO. 33 UNDER THE INVESTMENT COMPANY ACT OF 1940
                           REGISTRATION NO. 811-1701

                                     PART C

                               OTHER INFORMATION


Item 23. Exhibits:
------------------

         (a)(1) Articles of Incorporation. Articles of Incorporation, incorporated by reference to Exhibit (1) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.

         (a)(2) Articles Supplementary to Articles of Incorporation, incorporated by reference to Exhibit (1)(b) to Registrant's Post-Effective Amendment No. 54, File No. 2-29858.

         (a)(3) Articles Supplementary to Articles of Incorporation, designating the Davis Growth & Income Fund, incorporated by reference to Exhibit (1)(c) to Registrant's Post-Effective Amendment No. 57, File No. 2-29858.

         (b) By-laws. Amended and Restated Bylaws, incorporated by reference to Exhibit (2) to Registrant's Post-Effective Amendment No. 55. File 2-29858.

         (c) Instruments Defining Rights of Security Holders. Not applicable.

         (d)(1) Investment Advisory Contracts. Investment Advisory Agreement, incorporated by reference to Exhibit (5) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.

         (d)(2) Investment Advisory Agreement, as amended effective December 1, 1996, incorporated by reference to Exhibit 5(b) to Registrant's Post Effective Amendment No. 52, File 2-29858.

         (d)(3) Sub-Advisory Agreement between Davis Selected Advisers, L.P. and Davis Selected Advisers-NY, Inc., incorporated by reference to Exhibit 5(c) to Registrant's Post Effective Amendment No. 52, File 2-29858.

         (d)(4) Second Amendment of Investment Advisory Agreement, adding the Davis Growth & Income Fund, incorporated by reference to
                  Exhibit 5(d) to Registrant's Post-Effective Amendment No. 56, File No. 2-29858.

         (e)(1) Underwriting Contracts. Distributor's Agreement, incorporated by reference to Exhibit (6) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.

         (e)(2) Transfer and Assumption Agreement dated July 31, 1997, incorporated by reference to Exhibit (6)(b) to Registrant's Post Effective Amendment No. 54, File No. 2-29858.

         (f)      Bonus or Profit Sharing Contracts. Not applicable.

         (g)(1) Custodian Agreements Custodian Contract incorporated by reference to Exhibit (8)(a) to Registrant's Post-Effective Amendment No. 44, File No. 2-29858.

         (g)(2) Amendment to Custodian Contract, incorporated by reference to Exhibit (8)(c) to Registrant's Post-Effective Amendment No. 57, File No. 2-29858.

         (h)(1) Other Material Contracts. Transfer Agency and Service Agreement incorporated by reference to Exhibit (8)(b) to Registrant's Post-Effective Amendment No. 44, File No. 2-29858.

         (h)(2) Amendment to Transfer Agency and Service Agreement, adding the Davis Growth & Income Fund, incorporated by reference to Exhibit (8)(d) to Registrant's Post-Effective Amendment No. 57, File No. 2-29858.

         (i)*     Legal Opinion. Opinion and Consent of Counsel, (D'Ancona &
                  Pflaum).

         (j)(1)* Other Opinions. Consent of Current Auditors. KPMG Peat Marwick LLP

         (j)(2)*  Consent of Former Auditors. Tait, Weller & Baker

         (k)      Omitted Financial Statements, incorporated from the Annual
                  Report.

         (l)      Initial Capital Agreements. Not Applicable

         (m)(1) Rule 12b-1 Plan. Distribution Plan for Class A shares, as amended, incorporated by reference to Exhibit (15)(a) to Registrant's Post Effective Amendment No. 54, File No. 2-29858.

         (m)(2) Distribution Plan for Class B shares, incorporated by reference to Exhibit 15 (b) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.

         (m)(3) Distribution Plan for Class C shares, incorporated by reference to Exhibit 15 (c) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.

         (n)      Financial Data Schedule. Not applicable

         (o) Rule 18f-3 Plan. Plan pursuant to Rule 18f-3, as amended, incorporated by reference to Exhibit (18)(b) to Registrant's Post Effective Amendment No. 54, File No. 2-29858.

         (p)* Other Exhibits. Powers of Attorney of the Registrant, Officers and Board of Directors of Davis New York Venture Fund, and Davis Growth & Income Fund appointing Sheldon Stein and Arthur Don as attorneys-in-fact.

         *        Filed Herein

Item 24. Persons Controlled by or Under Common Control With Registrant

         Not applicable

Item 25. Indemnification

         Registrant's Articles of Incorporation indemnifies its directors, officers and employees to the full extent permitted by Section 2-418 of the Maryland General Corporation Law, subject only to the provisions of the Investment Company Act of 1940. The indemnification provisions of the Maryland General Corporation Law (the "Law") permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

         In addition, the Registrant's directors and officers are covered under a policy to indemnify them for loss (subject to certain deductibles) including costs of defense incurred by reason of alleged errors or omissions, neglect or breach of duty. The policy has a number of exclusions including alleged acts, errors, or omissions which are finally adjudicated or established to be deliberate, dishonest, malicious or fraudulent or to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties in respect to any registered investment company. This coverage is incidental to a general policy carried by the Registrant's adviser.

In addition to the foregoing indemnification, Registrant's Articles of Incorporation exculpate directors and officers with respect to monetary damages except to the extent that an individual actually received an improper benefit in money property or services or to the extent that a final adjudication finds that the individual acted with active and deliberate dishonesty.

Item 26. Business and Other Connections of Investment Adviser

         Information pertaining to business and other connections of Registrant's investment adviser is incorporated by reference to the Prospectus and Statement of Additional Information contained in Part B of this Registration Statement at the section entitled "Investment Advisory Services" in the Statement of Additional Information.

Item 27. Principal Underwriter

         (a) Davis Distributors, LLC, a wholly owned subsidiary of the Adviser, located at 124 East Marcy Street, Santa Fe, NM 87501, is the principal underwriter for the Registrant and also acts as principal underwriter for Davis Tax-Free High Income Fund, Inc., Davis Intermediate Investment Grade Bond Fund, Inc., Davis Series, Inc., Davis International Series, Inc., Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust.

         (b)      Management of the Principal Underwriters:


NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH                POSITIONS AND OFFICES
BUSINESS ADDRESS                   UNDERWRITER                               WITH REGISTRANT
------------------                 --------------------------                ----------------------
Kenneth C. Eich                    President                                 Vice President
124 East Marcy Street
Santa Fe, NM 87501

Gary P. Tyc                        Vice President, Treasurer and            None
124 East Marcy Street              Assistant Secretary
Santa Fe, NM 87501

Thomas D. Tays                     Vice President and Secretary              Vice President and Secretary
124 East Marcy Street
Santa Fe, NM 87501

                                       4



Russell O. Wiese                   Senior Vice President                     None
124 East Marcy Street
Santa Fe, NM 87501

Sharra Reed                        Assistant Treasurer                       Vice President, Treasurer and
124 East Marcy Street                                                        Assistant Secretary.
Santa Fe, NM 87501

         (c)      Not applicable.


Item 28. Location of Accounts and Records

         Accounts and records are maintained at the offices of Davis Selected Advisers, L.P., 124 East Marcy Street, Santa Fe, New Mexico 87501, and at the offices of the Registrant's custodian, State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02107, and the Registrant's transfer agent State Street Bank and Trust, c/o Service Agent, BFDS, Two Heritage Drive, 7th Floor, North Quincy, Massachusetts 02107.

Item 29. Management Services

                  Not applicable


Item 30. Undertakings

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                       DAVIS NEW YORK VENTURE FUND, INC.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 28th day of September, 1998.

                                              DAVIS NEW YORK VENTURE FUND, INC.


                                            *By: /s/ Arthur Don
                                                 ----------------------------
                                                     Arthur Don
                                                     Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

              Signature                            Title                             Date
              ---------                            -----                             ----
     Shelby M.C. Davis*                 President, Chief Executive Officer      September 28, 1998
     ------------------
     Shelby M.C. Davis

     Sharra L. Reed*                    Principal Financial Officer
     ------------------                 and Treasurer                           September 28, 1998
     Sharra L. Reed


                                                   *By: /s/ Arthur Don
                                                        ----------------------
                                                            Arthur Don
                                                            Attorney-in-Fact

* Arthur Don signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit (p) to Registrant's current Post-Effective Amendment number 58 to Registrant's Registration Statement.

                                                        /s/ Arthur Don
                                                        ----------------------
                                                        Arthur Don
                                                        Attorney-in-Fact
                                       6

                       DAVIS NEW YORK VENTURE FUND, INC.

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on September 28, 1998 by the following persons in the capacities indicated.

      Signature                                      Title
      ---------                                      -----
Wesley E. Bass. Jr.*                                Director
------------------------------
Wesley E. Bass, Jr.

Jeremy H. Biggs*                                    Director
------------------------------
Jeremy H. Biggs

Marc P. Blum*                                       Director
------------------------------
Marc P. Blum

Andrew A. Davis*                                    Director
------------------------------
Andrew A. Davis

Christopher C. Davis*                               Director
------------------------------
Christopher C. Davis

Jerry D. Geist*                                     Director
------------------------------
Jerry D. Geist

D. James Guzy*                                      Director
------------------------------
D. James Guzy

G. Bernard Hamilton*                                Director
------------------------------
G. Bernard Hamilton

LeRoy E. Hoffberger*                                Director
------------------------------
LeRoy E. Hoffberger

Laurence W. Levine*                                 Director
------------------------------
Laurence W. Levine

Christian R. Sonne*                                 Director
------------------------------
Christian R. Sonne

* Arthur Don signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit (p) to Registrant's current Post-Effective Amendment No 58 to Registrant's Registration Statement.


                                               /s/Arthur Don
                                               ----------------
                                               Arthur Don
                                               Attorney-in-Fact

                                 EXHIBIT INDEX
                                 -------------

         (a)(1) Articles of Incorporation. Articles of Incorporation, incorporated by reference to Exhibit (1) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.

         (a)(2) Articles Supplementary to Articles of Incorporation, incorporated by reference to Exhibit (1)(b) to Registrant's Post-Effective Amendment No. 54, File No. 2-29858.

         (a)(3) Articles Supplementary to Articles of Incorporation, designating the Davis Growth & Income Fund, incorporated by reference to Exhibit (1)(c) to Registrant's Post-Effective Amendment No. 57, File No. 2-29858.

         (b) By-laws. Amended and Restated Bylaws, incorporated by reference to Exhibit (2) to Registrant's Post-Effective Amendment No. 55. File 2-29858.

         (c) Instruments Defining Rights of Security Holders. Not applicable.

         (d)(1) Investment Advisory Contracts. Investment Advisory Agreement, incorporated by reference to Exhibit (5) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.

         (d)(2) Investment Advisory Agreement, as amended effective December 1, 1996, incorporated by reference to Exhibit 5(b) to Registrant's Post Effective Amendment No. 52, File 2-29858.

         (d)(3) Sub-Advisory Agreement between Davis Selected Advisers, L.P. and Davis Selected Advisers-NY, Inc., incorporated by reference to Exhibit 5(c) to Registrant's Post Effective Amendment No. 52, File 2-29858.

         (d)(4) Second Amendment of Investment Advisory Agreement, adding the Davis Growth & Income Fund, incorporated by reference to
                  Exhibit 5(d) to Registrant's Post-Effective Amendment No. 56, File No. 2-29858.

         (e)(1) Underwriting Contracts. Distributor's Agreement, incorporated by reference to Exhibit (6) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.

         (e)(2) Transfer and Assumption Agreement dated July 31, 1997, incorporated by reference to Exhibit (6)(b) to Registrant's Post Effective Amendment No. 54, File No. 2-29858.

         (f)      Bonus or Profit Sharing Contracts. Not applicable.

         (g)(1) Custodian Agreements Custodian Contract incorporated by reference to Exhibit (8)(a) to Registrant's Post-Effective Amendment No. 44, File No. 2-29858.

         (g)(2) Amendment to Custodian Contract, incorporated by reference to Exhibit (8)(c) to Registrant's Post-Effective Amendment No. 57, File No. 2-29858.

         (h)(1) Other Material Contracts. Transfer Agency and Service Agreement incorporated by reference to Exhibit (8)(b) to Registrant's Post-Effective Amendment No. 44, File No. 2-29858.

         (h)(2) Amendment to Transfer Agency and Service Agreement, adding the Davis Growth & Income Fund, incorporated by reference to Exhibit (8)(d) to Registrant's Post-Effective Amendment No. 57, File No. 2-29858.

         (i)*     Legal Opinion. Opinion and Consent of Counsel, (D'Ancona &
                  Pflaum).

         (j)(1)* Other Opinions. Consent of Current Auditors. KPMG Peat Marwick LLP

         (j)(2)*  Consent of Former Auditors. Tait, Weller & Baker

         (k)      Omitted Financial Statements, incorporated from the Annual
                  Report.

         (l)      Initial Capital Agreements. Not Applicable

         (m)(1) Rule 12b-1 Plan. Distribution Plan for Class A shares, as amended, incorporated by reference to Exhibit (15)(a) to Registrant's Post Effective Amendment No. 54, File No. 2-29858.

         (m)(2) Distribution Plan for Class B shares, incorporated by reference to Exhibit 15 (b) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.

         (m)(3) Distribution Plan for Class C shares, incorporated by reference to Exhibit 15 (c) to Registrant's Post-Effective Amendment No. 50, File No. 2-29858.

         (n)      Financial Data Schedule. Not applicable

         (o) Rule 18f-3 Plan. Plan pursuant to Rule 18f-3, as amended, incorporated by reference to Exhibit (18)(b) to Registrant's Post Effective Amendment No. 54, File No. 2-29858.

         (p)* Other Exhibits. Powers of Attorney of the Registrant, Officers and Board of Directors of Davis New York Venture Fund, and Davis Growth & Income Fund appointing Sheldon Stein and Arthur Don as attorneys-in-fact.

         *        Filed Herein